Consolidated Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.5%
(a)(b)
AGL CLO 5 Ltd.
Series 2020-5A, Class A2R, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.66%), 6.98%, 07/20/34 ... USD 411 $ 410,218
Series 2020-5A, Class BR, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 7.28%, 07/20/34 ... 574 573,684
AIMCO CLO, Series 2018-AA, Class B,
(3-mo. CME Term SOFR + 1.66%),
6.98%, 04/17/31 ............ 256 255,680
Allegro CLO VIII Ltd., Series 2018-2A,
Class A, (3-mo. CME Term SOFR
at 1.10% Floor + 1.36%), 6.68%,
07/15/31 ................. 224 224,354
ALM Ltd., Series 2020-1A, Class A2,
(3-mo. CME Term SOFR + 2.11%),
7.43%, 10/15/29 ............ 252 252,521
AMMC CLO 22 Ltd., Series 2018-22A,
Class B, (3-mo. CME Term SOFR
at 1.45% Floor + 1.71%), 7.04%,
04/25/31 ................. 125 125,285
Apidos CLO XV, Series 2 013-15A,
Class A1RR, (3-mo. CME Term
SOFR at 1.01% Floor + 1.27%),
6.59%, 04/20/31 ............ 558 558,458
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2,
Class A, (1-mo. CME Term SOFR
at 1.90% Floor + 1.85%), 7.18%,
05/15/37 ................. 1,919 1,914,212
Ares LV CLO Ltd., Series 2020-55A,
Class BR, (3-mo. CME Term SOFR
at 1.70% Floor + 1.96%), 7.28%,
07/15/34 ................. 790 791,047
Assurant CLO I Ltd., Series 2017-1A,
Class CR, (3-mo. CME Term SOFR
at 2.15% Floor + 2.41%), 7.73%,
10/20/34 ................. 280 278,560
Bain Capital Credit CLO Ltd., Series
2020-2A, Class BR, (3-mo. CME
Term SOFR at 1.96% Floor +
1.96%), 7.27%, 07/19/34 ....... 57 5 574,139
Battalion CLO X Ltd., Series 2016-10A,
Class A2R2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
7.13%, 01/25/35 ............ 485 480,234
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (3-mo. CME Term SOFR
at 1.72% Floor + 1.98%), 7.30%,
04/24/34 ................. 288 286,094
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.18%, 10/22/30 ... 250 250,247
Series 2014-2A, Class BR2, (3-mo.
CME Term SOFR at 1.75% Floor
+ 2.01%), 7.33%, 10/20/30 ... 256 256,227
BlueMountain CLO XXII Ltd., Series
2018-22A, Class B, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 7.08%, 07/15/31 ....... 502 502,574
Canyon CLO Ltd., Series 2020-3A,
Class B, (3-mo. CME Term SOFR
at 1.70% Floor + 1.96%), 7.28%,
01/15/34 ................. 250 249,090
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Catskill Park CLO Ltd., Series 2017-1A,
Class A1B, (3-mo. CME Term SOFR
at 1.35% Floor + 1.61%), 6.93%,
04/20/29 ................. USD 313 $ 312,853
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (3-mo.
CME Term SOFR at 1.35% Floor +
1.61%), 6.95%, 05/29/32 ....... 250 249,665
Chenango Park CLO Ltd., Series 2018-
1A, Class A2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
7.13%, 04/15/30 ............ 401 401,501
CIFC Funding Ltd.
Series 2015-3A, Class BR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.72%, 04/19/29 ... 288 287,545
Series 2017-3A, Class A2, (3-mo.
CME Term SOFR at 1.80% Floor
+ 2.06%), 7.38%, 07/20/30 ... 276 276,421
Series 2020-1A, Class BR, (3-mo.
CME Term SOFR at 1.91% Floor
+ 1.91%), 7.23%, 07/15/36 ... 875 875,779
Cook Park CLO Ltd., Series 2018-1A,
Class B, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 6.98%,
04/17/30 ................. 402 401,851
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor +
1.86%), 7.16%, 07/18/30 ....... 250 250,281
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 7.23%,
04/20/34 ................. 475 475,485
Elmwood CLO IV Ltd., Series 2020-1A,
Class A, (3-mo. CME Term SOFR
at 1.24% Floor + 1.50%), 6.82%,
04/15/33 ................. 300 300, 300
FS Rialto, Series 2021-FL3, Class A,
(1-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 6.69%, 11/16/36 . 105 104,866
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (3-mo. CME Term SOFR
at 0.97% Floor + 1.23%), 6.55%,
10/15/30 ................. 211 210,599
GoldenTree Loan Opportunities XI Ltd.,
Series 2015-11A, Class AR2, (3-mo.
CME Term SOFR at 1.07% Floor +
1.33%), 6.63%, 01/1 8/31 ....... 159 159,344
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (1-mo. CME
Term SOFR at 1.02% Floor +
1.13%), 6.46%, 07/15/39 ....... 863 851,813
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (3-mo. CME
Term SOFR + 1.76%), 7. 07%,
04/19/30 ................. 250 250,280
Madison Park Funding XXV Ltd.,
Series 2017-25A, Class A2R, (3-mo.
CME Term SOFR at 1.65% Floor +
1.91%), 7.24%, 04/25/29 ....... 288 288,024
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (3-mo.
CME Term SOFR + 1.46%), 6.78%,
07/29/30 ................. 244 243,814

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-FL6,
Class A, (1-mo. CME Term SOFR
at 1.10% Floor + 1.21%), 6.54%,
07/1 6/36 ................. USD 657 $ 652,551
Neuberger Berman CLO XXII Ltd.,
Series 2016-22A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor +
1.91%), 7.23%, 10/17/30 ....... 250 250,094
OCP CLO Ltd., Series 2014-5A, Class
A2R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 6.99%,
04/26/31 ................. 300 299,763
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor +
1.91%), 7.23%, 07/15/36 ....... 3 00 297,499
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR + 1.61%), 6.92%,
07/19/30 ................. 263 262,775
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor +
1.91%), 7.23%, 0 7/02/35 ....... 308 308,019
OHA Credit Funding 7 Ltd., Series
2020-7A, Class AR, (3-mo. CME
Term SOFR at 1.30% Floor +
1.30%), 6.61%, 02/24/37 ....... 250 249,672
Park Avenue Institutional Advisers CLO
Ltd., Series 2016-1A, Class A2R,
(3-mo. CME Term SOFR at 1.80%
Floor + 2.06%), 7.38%, 08/23/31 . 269 269,102
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 1.18% Floor + 1.44%), 6.76%,
07/2 4/31 ................. 269 269,461
Pikes Peak CLO 8, Series 2021-8A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.75%,
07/20/34 ................. 250 250,315
Recette CLO Ltd., Series 2015-1A,
Class BRR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%),
6.98%, 04/20/34 ............ 250 247,706
Regatta XVIII Funding Ltd., Series
2021-1A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.71%),
7.03%, 01/15/34 ............ 250 249,775
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.23%, 04/20/34 ... 250 248,348
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.36%), 6.68%, 05/20/31 ... 204 204,648
RR 28 Ltd., Series 2024-28RA, Class
A1R, (3-mo. CME Term SOFR
at 1.55% Floor + 1.55%), 6.84%,
04/15/37 ................. 1,354 1,359,806
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.53%), 6.85%, 04/20/33 ... 250 250,228
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-8A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.23%, 04/20/33 ... USD 250 $ 249,977
TICP CLO IX Ltd., Series 2017-9A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 7.18%,
01/20/31 ................. 250 250,632
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 6.70%, 01/15/34 ... 250 250,280
Series 2016-6A, Class BR2, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.08%, 01/15/34 ... 250 249,285
TICP CLO XII Ltd., Series 2018-12A,
Class BR, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 7.23%,
07/15/34 ................. 300 300,902
Trestles CLO III Ltd., Series 2020-3A,
Class A1, (3-mo. CME Term SOFR
at 1.33% Floor + 1.59%), 6.91%,
01/20/33 ................. 870 870,380
Trinitas CLO XIV Ltd.
Series 2020-14A, Class B, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 7.59%, 01/25/34 ... 452 452,178
Series 2020-14A, Class C, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.26%), 8.59%, 01/25/34 ... 343 343,452
Voya CLO Ltd., Series 2017-3A, Class
A1R, (3-mo. CME Term SOFR +
1.30%), 6.62%, 04/20/34 ....... 300 300,192
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.48%), 6.80%, 10/24/34 ... 397 396,802
Series 2020-2A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor
+ 2.01%), 7.33%, 10/24/34 ... 274 274,848
23,531,735
Ireland — 0.0%
(b)
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
5.54%, 04/15/33
(c)
........... EUR 207 219,777
Harvest CLO XVIII DAC, Series 18X,
Class B, (3-mo. EURIBOR at 1.20%
Floor + 1.20%), 5.14%, 10/15/30
(c)
231 245,725
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 4.83%,
11/14/32
(c)
................. 135 144,771
OAK H ill European Credit Partners VI
DAC, Series 2017-6X, Class B1,
(3-mo. EURIBOR at 1.20% Floor +
1.20%), 5.17%, 01/20/32
(c)
..... 160 170,895
OCP Euro CLO DAC, Series 2017-2X,
Class B, (3-mo. EURIBOR at 1.35%
Floor + 1.35%), 5.29%, 01/15/32
(c)
268 287,880
Prodigy Finance DAC
(a)
Series 2021-1A, Class B, (1-mo.
CME Term SOFR + 2.61%),
7.94%, 07/25/51 .......... USD 163 164,356
Series 2021-1A, Class C, (1-mo.
CME Term SOFR + 3.86%),
9.19%, 07/25/51 .......... 95 96,612

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2021-1A, Class D, (1-mo.
CME Term SOFR + 6.01%),
11.34%, 07/25/51 ......... USD 118 $ 120,109
Rockford Tower Europe CLO DAC,
Series 2018-1X, Class B, (3-mo.
EURIBO R at 1.85% Floor + 1.85%),
5.78%, 12/20/31
(c)
........... EUR 207 222,680
1,672,805
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N,  6.46%, 03/30/32
(c)(d)
... GBP 461 606,757
United States — 0.9%
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. CME Term SOFR +
0.56%), 5.89%, 05/25/36
(b)
..... USD 325 319,031
Ajax Mortgage Loan Trust
(a)(b)
Series 2021-E, Class A1, 1.74%,
12/25/60 ............... 4,606 3,905,977
Series 2021-E, Class A2, 2.69%,
12/25/60 ............... 726 539,597
Series 2021-E, Class B1, 3.73%,
12/25/60 ............... 480 324,269
Series 2021-E, Class M1, 2.94%,
12/25/60 ............... 377 259,143
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL4,
Class A, (1-mo. CME Term SOFR
at 1.35% Floor + 1.46%), 6.79%,
11/15/36
(a)(b)
............... 194 193,030
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 240 232,630
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%),
6.76%, 07/15/34
(a)(b)
.......... 612 611,539
College Avenue Student Loans LLC,
Series 2021-B, Class D, 3.78%,
06/25/52
(a)
................ 100 89,864
FS Rialto Issuer LLC, Series 2022-FL6,
Class A, (1-mo. CME Term SOFR
at 2.63% Floor + 2.58%), 7.91%,
08/17/37
(a)(b)
............... 1,997 2,007,708
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 835 655,969
Lendmark Funding Trust, Series 2021-
2A, Class D, 4.46%, 04/20/32
(a)
.. 640 521,226
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 617 607,602
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 6.51%, 04/15/60
(b)
2,120 2,038,297
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 747 684,427
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 1,926 1,701,709
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 614 556,600
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 1,554 1,295,187
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... USD 1,640 $ 1,329,240
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 603 588,212
Progress Residential Trust, Series
2021-SFR3, Class F, 3.44%,
05/17/26
(a)
................ 699 640,094
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(a)
(e)
...................... 5,969 5,439,550
SMB Private Education Loan Trust
(a)
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 2,517 2,139,767
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 496 429,461
Series 2021-C, Class B, 2.30%,
01/15/53 ............... 379 352,628
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 286 241,427
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 134 121,171
SoFi Personal Loan Trust
(a)
  0.00%, 10/15/30 ........... 41 2,401,037
  6.00%, 11/12/30 ........... 3,653 3,654,301
  6.06%, 02/12/31 ........... 3,440 3,439,850
Splitrock Services, Inc.,  0.00%,
02/12/31
(a)
................ 38 1,892,432
39,212,975
Total Asset-Backed Securities — 1.4%
(Cost: $68,722,911) .............................. 65,024,272
Shares
Shares
Common Stocks
Australia — 0.5%
ANZ Group Holdings Ltd.
(f)
........ 64,283 1,232,055
BHP Group Ltd. ............... 117,009 3,383,192
Coles Group Ltd. .............. 22,479 248,151
Glencore plc ................. 2,365,058 12,978,401
Macquarie Group Ltd. ........... 6,968 906,381
Medibank Pvt Ltd. ............. 248,320 608,416
Metcash Ltd. ................. 63,244 161,182
Qantas Airways Ltd.
(g)
........... 91,116 323,474
Quintis HoldCo Pty. Ltd.
(e)(g)(h)
...... 7,642,509 50
Wesfarmers Ltd.
(f)
............. 33,490 1,492,812
Woolworths Group Ltd. .......... 106,829 2,309,220
23,643,334
Belgium — 0.1%
Ageas SA ................... 24,912 1,154,064
KBC Group NV ............... 4,950 371,112
Syensqo SA
(g)
................ 11,404 1,080,592
2,605,768
Brazil — 0.2%
Ambev SA .................. 548,401 1,368,980
B3 SA - Brasil Bolsa Balcao ....... 1,076,137 2,574,798
Embraer SA
(g)
................ 78,223 520,301
Lojas Renner SA .............. 415,228 1,401,645
Magazine Luiza SA
(g)
........... 1,493,987 536,184
Rumo SA ................... 17,878 79,099
Seguridade Participacoes SA ...... 9,530 61,926
Telefonica Brasil SA ............ 26,497 266,851

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Brazil (continued)
TIM SA .................... 38,018 $ 134,853
Vale SA .................... 127,731 1,554,552
WEG SA ................... 222,572 1,700,110
Wheaton Precious Metals Corp. .... 700 32,970
10,232,269
Canada — 1.4%
Cameco Corp. ................ 284,347 12,317,912
Canadian National Railway Co. .... 15,204 2,002,095
Enbridge, Inc. ................ 450,317 16,273,314
Fairfax Financial Holdings Ltd. ..... 448 482,909
Franco-Nevada Corp. ........... 27,739 3,305,212
George Weston Ltd. ............ 7,966 1,076,267
Metro, Inc. .................. 6,313 338,918
National Bank of Canada
(f)
........ 27,928 2,351,680
Pembina Pipeline Corp. ......... 51,953 1,833,725
Power Corp. of Canada
(f)
......... 168,998 4,738,506
Shopify, Inc. , Class A
(g)
.......... 24,132 1,861,721
Suncor Energy, Inc. ............ 448,668 16,558,203
Toronto-Dominion Bank (The) ..... 24,053 1,451,650
64,592,112
Cayman Islands — 0.0%
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $2,251,184)
(e)(g)(i)
.. 1,159 525,491
China — 1.1%
Aier Eye Hospital Group Co. Ltd. , Class
A ...................... 138,700 245,789
Anhui Gujing Distillery Co. Ltd. , Class B 4,200 59,104
Baidu, Inc. , Class A
(g)
........... 39,050 514,079
BYD Co. Ltd. , Class H .......... 638,606 16,351,543
China Life Insurance Co. Ltd. , Class A 85,500 335,943
China Tower Corp. Ltd. , Class H
(a)(c)
. 1,050,000 120,844
Contemporary Amperex Technology
Co. Ltd. , Class A ............ 229,500 5,971,509
Haidilao International Holding Ltd.
(a)(c)
426,000 963,975
Huadong Medicine Co. Ltd. , Class A . 57,200 242,094
JD.com, Inc. , Class A ........... 95,454 1,309,332
Jiangsu Hengrui Pharmaceuticals Co.
Ltd. , Class A ............... 10,200 64,971
Li Auto, Inc. , Class A
(g)
.......... 160,700 2,440,154
Meituan , Class B
(a)(c)(g)
........... 10 123
Nongfu Spring Co. Ltd. , Class H
(a)(c)
.. 140,400 758,839
PetroChina Co. Ltd. , Class A ...... 612,100 780,963
PetroChina Co. Ltd. , Class H ...... 554,000 475,123
Prosus NV .................. 184,117 5,762,935
Shanghai Fosun Pharmaceutical Group
Co. Ltd. , Class H ............ 83,500 136,672
Shenzhen Transsion Holdings Co. Ltd. ,
Class A .................. 53,830 1,211,190
SITC International Holdings Co. Ltd. . 160,000 292,521
Sunny Optical Technology Group Co.
Ltd. ..................... 119,400 611,485
Tencent Holdings Ltd. ........... 228,000 8,880,587
Trip.com Group Ltd.
(g)
........... 10,900 483,321
Want Want China Holdings Ltd. .... 40,000 23,611
Wilmar International Ltd. ......... 82,400 209,306
WuXi AppTec Co. Ltd. , Class A ..... 130,600 847,202
WuXi AppTec Co. Ltd. , Class H
(a)(c)
.. 98,500 467,989
Zhongji Innolight Co. Ltd. , Class A .. 18,600 396,552
49,957,756
Colombia — 0.0%
Bancolombia SA , ADR .......... 2,657 90,922
Security
Shares
Shares Value
Denmark — 0.6%
AP Moller - Maersk A/S , Class B
(f)
... 517 $ 674,088
Genmab A/S
(g)
................ 1,831 548,986
Novo Nordisk A/S , Class B ....... 175,665 22,533,149
Orsted A/S
(a)(c)(g)
............... 21,242 1,186,979
Vestas Wind Systems A/S
(g)
....... 76,476 2,133,191
27,076,393
Finland — 0.1%
Elisa OYJ ................... 38,649 1,723,104
Kone OYJ , Class B ............ 12,582 586,159
Neste OYJ .................. 18,673 506,323
2,815,586
France — 2.2%
Accor SA ................... 188,842 8,816,362
AXA SA .................... 91,652 3,442,064
BNP Paribas SA .............. 153,294 10,913,751
Bollore SE .................. 11,928 79,693
Carrefour SA ................. 77,630 1,331,691
Cie de Saint-Gobain SA ......... 180,667 14,022,248
Dassault Systemes SE .......... 25,237 1,117,171
EssilorLuxottica SA ............ 77,815 17,602,658
Hermes International SCA ........ 2,038 5,208,682
La Francaise des Jeux SAEM
(a)(c)
... 26,057 1,062,023
L'Oreal SA .................. 5,068 2,400,061
LVMH Moet Hennessy Louis Vuitton SE 28,790 25,905,148
SCOR SE ................... 10,367 358,880
Teleperformance SE ............ 2,750 267,121
TotalEnergies SE .............. 103,125 7,093,906
Valeo SE ................... 34,587 432,417
Vivendi SE .................. 4,970 54,162
100,108,038
Germany — 1.0%
adidas AG
(f)
.................. 46,314 10,347,885
Bayer AG (Registered) .......... 19,822 607,040
Bayerische Motoren Werke AG .... 25,897 2,987,966
Bechtle AG .................. 2,262 119,556
CTS Eventim AG & Co. KGaA ..... 576 51,214
Deutsche Lufthansa AG (Registered)
(g)
160,663 1,262,701
Heidelberg Materials AG ......... 5,837 642,545
Mercedes-Benz Group AG ........ 132,588 10,558,902
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 588 287,027
RWE AG ................... 132,506 4,503,509
Scout24 SE
(a)(c)
............... 2,493 187,818
Siemens AG (Registered) ........ 62,861 12,002,609
Symrise AG ................. 12,451 1,490,521
Zalando SE
(a)(c)(g)
.............. 61,544 1,759,867
46,809,160
Greece — 0.0%
(g)
National Bank of Greece SA ...... 81,525 638,189
Piraeus Financial Holdings SA ..... 10,344 43,218
681,407
Hong Kong — 0.2%
AIA Group Ltd. ............... 1,037,000 6,975,457
Hongkong Land Holdings Ltd.
(f)
.... 36,000 110,538
Jardine Matheson Holdings Ltd.
(f)
... 3,900 145,476
MTR Corp. Ltd. ............... 28,500 94,163
Orient Overseas International Ltd.
(f)
.. 24,000 287,289
Prudential plc ................ 73,978 693,808
United Energy Group Ltd. ........ 2,514,000 180,172
8,486,903

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hungary — 0.0%
MOL Hungarian Oil & Gas plc ..... 30,561 $ 247,825
OTP Bank Nyrt. ............... 5,362 246,786
494,611
India — 0.2%
Aditya Birla Capital Ltd.
(g)
........ 131,575 277,759
Asian Paints Ltd. .............. 2,485 84,806
Axis Bank Ltd. ................ 31,858 401,519
Bajaj Auto Ltd. ................ 1,167 128,392
Bharat Electronics Ltd. .......... 79,744 193,138
Bharat Petroleum Corp. Ltd. ...... 211,710 1,533,694
Cipla Ltd. ................... 22,717 408,377
Eicher Motors Ltd. ............. 2,368 114,378
GAIL India Ltd. ............... 128,152 278,943
Godrej Consumer Products Ltd. .... 27,231 410,005
HCL Technologies Ltd. .......... 18,503 344,018
Hero MotoCorp Ltd. ............ 4,051 230,004
Hindustan Aeronautics Ltd.
(c)
...... 10,315 412,772
Indian Oil Corp. Ltd. ............ 527,943 1,065,334
Kotak Mahindra Bank Ltd. ........ 7,002 150,431
Larsen & Toubro Ltd. ........... 5,354 242,158
Maruti Suzuki India Ltd. ......... 1,663 251,747
Reliance Industries Ltd. ......... 11,745 419,980
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $2,928,537)
(e)(g)(i)
.. 1,951 —
UltraTech Cement Ltd. .......... 3,127 366,181
7,313,636
Indonesia — 0.1%
Astra International Tbk. PT ....... 547,400 177,845
Bank Central Asia Tbk. PT ........ 1,596,200 1,015,084
Bank Mandiri Persero Tbk. PT ..... 1,399,500 636,763
Bank Syariah Indonesia Tbk. PT .... 2,816,800 481,464
Ciputra Development Tbk. PT ..... 2,006,300 164,503
2,475,659
Ireland — 0.1%
Kingspan Group plc ............ 23,849 2,172,081
Smurfit Kappa Group plc ......... 2,928 133,822
2,305,903
Israel — 0.4%
Nice Ltd. , ADR
(f)(g)
.............. 70,181 18,290,572
Italy — 1.1%
Coca-Cola HBC AG ............ 27,557 870,809
Ferrari NV .................. 19,836 8,649,200
FinecoBank Banca Fineco SpA .... 21,517 322,256
Intesa Sanpaolo SpA ........... 5,481,146 19,899,505
Mediobanca Banca di Credito
Finanziario SpA ............. 100,273 1,494,215
Snam SpA .................. 111,077 524,473
UniCredit SpA ................ 444,367 16,876,749
48,637,207
Japan — 4.8%
Alfresa Holdings Corp. .......... 13,000 188,913
ANA Holdings, Inc. ............. 14,000 292,590
Astellas Pharma, Inc. ........... 65 698
Azbil Corp. .................. 3,100 85,764
BayCurrent Consulting, Inc. ....... 25,700 505,170
BIC Camera, Inc.
(f)
............. 8,400 71,159
Bridgestone Corp. ............. 21,000 930,715
Brother Industries Ltd. .......... 4,800 89,022
Chugai Pharmaceutical Co. Ltd. .... 6,100 233,114
Daiichi Sankyo Co. Ltd. .......... 105,300 3,350,530
Daikin Industries Ltd. ........... 45,400 6,198,949
Security
Shares
Shares Value
Japan (continued)
Dowa Holdings Co. Ltd. ......... 2,600 $ 89,849
Eisai Co. Ltd. ................ 22,800 939,105
FANUC Corp. ................ 431,300 12,031,756
FUJIFILM Holdings Corp. ........ 195,500 4,389,878
Honda Motor Co. Ltd. ........... 858,800 10,626,526
Hoya Corp. .................. 65,593 8,203,773
Inpex Corp. .................. 34,200 519,881
Ito En Ltd. ................... 22,000 538,110
Japan Airlines Co. Ltd. .......... 772,000 14,658,517
Kakaku.com, Inc. .............. 18,600 225,644
Kamigumi Co. Ltd. ............. 6,000 132,225
Kansai Paint Co. Ltd.
(f)
.......... 63,600 910,950
Keyence Corp. ............... 40,998 19,033,769
Koei Tecmo Holdings Co. Ltd. ..... 4,100 43,694
Komatsu Ltd. ................ 493,300 14,597,140
Kusuri no Aoki Holdings Co. Ltd. ... 3,000 61,833
Kyushu Railway Co. ............ 39,000 889,986
M3, Inc. .................... 20,700 297,901
Makita Corp. ................. 49,600 1,409,658
Mani, Inc. ................... 6,500 85,036
Mazda Motor Corp. ............ 164,500 1,906,490
MEIJI Holdings Co. Ltd. ......... 18,800 410,454
Mitsubishi Electric Corp. ......... 151,100 2,529,255
Mitsubishi UFJ Financial Group, Inc. . 1,883,100 19,158,852
Mitsui & Co. Ltd. .............. 288,800 13,501,859
Mitsui OSK Lines Ltd. ........... 51,900 1,583,293
Mizuho Financial Group, Inc. ...... 59,300 1,172,676
Money Forward, Inc.
(g)
.......... 29,100 1,298,075
Morinaga & Co. Ltd. ............ 6,100 104,706
Morinaga Milk Industry Co. Ltd. .... 6,100 124,794
NET One Systems Co. Ltd. ....... 24,200 425,394
Nexon Co. Ltd. ............... 16,800 279,241
Nidec Corp. ................. 105,300 4,366,713
Nintendo Co. Ltd. .............. 21,400 1,167,683
Nippon Paint Holdings Co. Ltd. ..... 338,900 2,439,125
Nippon Steel Corp.
(f)
............ 63,600 1,530,501
Nipro Corp. .................. 9,600 76,197
Nomura Research Institute Ltd. .... 121,700 3,437,873
Ono Pharmaceutical Co. Ltd.
(f)
..... 57,300 938,858
Oracle Corp. Japan ............ 2,700 203,043
Otsuka Corp. ................ 56,700 1,203,086
Panasonic Holdings Corp. ........ 341,400 3,258,242
Persol Holdings Co. Ltd. ......... 58,800 82,246
Rakus Co. Ltd. ............... 122,700 1,664,668
Renesas Electronics Corp. ....... 46,100 821,532
Resorttrust, Inc. ............... 9,100 155,700
Santen Pharmaceutical Co. Ltd. .... 38,300 376,654
SCREEN Holdings Co. Ltd. ....... 15,700 2,035,582
SCSK Corp. ................. 5,900 109,668
Sekisui House Ltd. ............. 38,000 865,552
Shiseido Co. Ltd. .............. 134,900 3,701,716
SMC Corp. .................. 20,300 11,452,453
Sojitz Corp. .................. 52,400 1,382,256
Sompo Holdings, Inc. ........... 39,600 830,018
Sumitomo Rubber Industries Ltd. ... 18,300 225,601
Suzuken Co. Ltd. .............. 5,300 161,574
Sysmex Corp. ................ 504,000 8,993,828
Takeda Pharmaceutical Co. Ltd. .... 81,800 2,275,176
TDK Corp. .................. 6,600 324,113
TechnoPro Holdings, Inc. ........ 2,600 52,073
Tokyo Electron Ltd. ............ 10,800 2,812,851
Toyo Tire Corp. ............... 23,800 449,738
Toyota Motor Corp. ............ 703,400 17,778,414
Yaoko Co. Ltd. ............... 1,200 72,156
Zensho Holdings Co. Ltd. ........ 7,100 295,254

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
ZOZO, Inc. .................. 10,800 $ 268,054
219,935,142
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 26,233 634,603
Luxembourg — 0.0%
ArcelorMittal SA ............... 48,596 1,335,764
Macau — 0.1%
(g)
Sands China Ltd. .............. 178,030 502,265
Wynn Macau Ltd.
(f)
............. 2,320,702 2,074,134
2,576,399
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 64,100 88,795
Frontken Corp. Bhd. ............ 180,100 147,430
236,225
Mexico — 0.1%
Cemex SAB de CV
(g)
........... 263,356 232,711
Fomento Economico Mexicano SAB de
CV ..................... 34,845 453,051
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 16,624 525,584
Southern Copper Corp.
(f)
......... 7,560 805,291
Wal-Mart de Mexico SAB de CV .... 235,404 951,556
2,968,193
Netherlands — 2.1%
ABN AMRO Bank NV , CVA
(a)(c)
..... 127,384 2,179,827
ASML Holding NV ............. 47,187 45,745,996
Koninklijke Ahold Delhaize NV ..... 114,991 3,440,738
Koninklijke KPN NV ............ 425,662 1,592,150
Koninklijke Vopak NV ........... 35,578 1,372,127
Shell plc
(f)
................... 872,081 29,216,542
Shell plc , ADR
(f)
............... 159,173 10,670,958
Wolters Kluwer NV ............. 2,840 444,715
94,663,053
New Zealand — 0.0%
Xero Ltd.
(g)
.................. 12,920 1,121,836
Norway — 0.1%
Equinor ASA ................. 87,514 2,346,636
Peru — 0.0%
Credicorp Ltd. ................ 2,132 361,225
Philippines — 0.0%
Ayala Land, Inc. ............... 429,000 246,571
Bloomberry Resorts Corp.
(g)
....... 1,000,300 196,448
Jollibee Foods Corp. ........... 34,040 153,028
Metropolitan Bank & Trust Co. ..... 118,880 138,069
734,116
Poland — 0.0%
LPP SA .................... 31 118,652
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 11,776 174,729
Powszechny Zaklad Ubezpieczen SA 103,710 1,266,687
1,560,068
Saudi Arabia — 0.0%
Abdullah Al Othaim Markets Co. .... 74,225 264,165
Arabian Contracting Services Co. ... 1,030 61,242
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 626 52,318
Elm Co. .................... 681 174,192
Riyadh Cables Group Co. ........ 3,303 88,949
Security
Shares
Shares Value
Saudi Arabia (continued)
Saudi Arabian Oil Co.
(a)(c)
......... 8,308 $ 68,147
Saudi Basic Industries Corp. ...... 7,937 165,304
Saudi National Bank (The) ........ 41,417 450,783
Saudi Telecom Co. ............. 22,363 236,080
Yanbu National Petrochemical Co. .. 13,770 136,709
1,697,889
Singapore — 0.0%
Genting Singapore Ltd. .......... 103,100 67,617
NetLink NBN Trust
(c)
............ 95,100 60,219
Oversea-Chinese Banking Corp. Ltd. 14,100 140,886
Singapore Technologies Engineering
Ltd. ..................... 51,700 153,926
Singapore Telecommunications Ltd. . 107,500 202,027
STMicroelectronics NV .......... 9,640 414,889
United Overseas Bank Ltd. ....... 9,200 200,008
UOL Group Ltd. ............... 69,200 294,606
Venture Corp. Ltd. ............. 8,600 90,897
1,625,075
South Africa — 0.0%
Anglo American plc ............ 19,518 480,979
Capitec Bank Holdings Ltd. ....... 5,307 586,956
FirstRand Ltd. ................ 167,392 545,413
Kumba Iron Ore Ltd.
(f)
........... 19,822 483,797
Shoprite Holdings Ltd. .......... 5,418 70,783
2,167,928
South Korea — 0.6%
Amorepacific Corp. ............ 44,179 3,977,772
Fila Holdings Corp. ............ 6,310 179,703
GS Engineering & Construction Corp.
(g)
21,846 246,324
Hanwha Aerospace Co. Ltd. ...... 12,295 1,896,496
HD Hyundai Infracore Co. Ltd.
(g)
.... 143,663 914,809
Hyundai Motor Co. ............. 4,928 867,173
KakaoBank Corp. ............. 44,935 938,500
KB Financial Group, Inc. ......... 32,901 1,719,325
Meritz Financial Group, Inc. ....... 16,012 973,610
NCSoft Corp. ................ 4,885 747,295
Orion Corp. .................. 2,760 188,333
Samsung Electronics Co. Ltd. ..... 16,357 1,001,164
Samsung SDI Co. Ltd. .......... 1,546 548,295
SK Hynix, Inc. ................ 95,079 12,924,388
27,123,187
Spain — 0.6%
Aena SME SA
(a)(c)
.............. 969 190,848
Amadeus IT Group SA .......... 5,561 356,998
Banco Bilbao Vizcaya Argentaria SA . 145,091 1,727,816
Banco Santander SA ........... 738,025 3,604,833
Cellnex Telecom SA
(a)(c)
.......... 535,111 18,929,392
Industria de Diseno Textil SA
(f)
..... 32,261 1,624,544
Repsol SA .................. 22,807 380,677
26,815,108
Sweden — 0.3%
Assa Abloy AB , Class B ......... 189,532 5,439,247
Atlas Copco AB , Class A ......... 51,407 868,190
Getinge AB , Class B ............ 25,201 506,865
Industrivarden AB , Class A ....... 11,042 379,732
SKF AB , Class B .............. 48,605 992,262
SSAB AB , Class A ............. 37,789 279,231
SSAB AB , Class B ............. 85,270 629,604
Telia Co. AB ................. 1,206,309 3,091,715
Trelleborg AB , Class B .......... 41,400 1,480,380

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Sweden (continued)
Volvo Car AB , Class B
(g)
......... 189,101 $ 715,934
14,383,160
Switzerland — 0.8%
Alcon, Inc. .................. 9,781 809,001
Barry Callebaut AG (Registered) .... 47 68,272
Clariant AG (Registered) ......... 48,278 653,200
Flughafen Zurich AG (Registered) ... 509 115,579
Galderma Group AG
(g)
.......... 43,089 3,026,765
Geberit AG (Registered) ......... 108 63,826
Julius Baer Group Ltd. .......... 6,131 355,588
Kuehne + Nagel International AG
(Registered) ............... 8,821 2,454,168
Lonza Group AG (Registered) ..... 588 351,388
Novartis AG (Registered) ........ 69,379 6,719,942
PSP Swiss Property AG (Registered) 1,186 155,471
SGS SA (Registered)
(g)
.......... 13,023 1,264,306
Sika AG (Registered) ........... 4,880 1,452,046
Swiss Prime Site AG (Registered) ... 2,452 231,290
Swisscom AG (Registered)
(g)
...... 149 91,196
UBS Group AG (Registered) ...... 626,951 19,304,406
37,116,444
Taiwan — 0.8%
Acer, Inc. ................... 673,000 980,984
Advantech Co. Ltd. ............ 13,000 165,390
ASE Technology Holding Co. Ltd. ... 149,000 723,260
Asustek Computer, Inc. .......... 107,000 1,416,516
Chicony Electronics Co. Ltd. ...... 12,000 82,991
Chunghwa Telecom Co. Ltd. ...... 60,000 235,688
Compal Electronics, Inc. ......... 1,426,000 1,707,898
Eva Airways Corp. ............. 648,000 639,999
Far EasTone Telecommunications Co.
Ltd. ..................... 83,000 209,811
Genius Electronic Optical Co. Ltd. .. 5,000 79,454
Inventec Corp. ................ 214,000 391,644
MediaTek, Inc. ................ 87,000 3,248,551
Novatek Microelectronics Corp. .... 39,000 717,982
Quanta Computer, Inc. .......... 404,000 3,537,817
Taiwan Mobile Co. Ltd. .......... 59,000 187,959
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 921,000 22,418,142
Wiwynn Corp. ................ 4,000 273,905
37,017,991
Thailand — 0.0%
Advanced Info Service PCL ....... 42,800 239,413
CP ALL PCL ................. 88,600 132,544
True Corp. PCL , NVDR
(g)
......... 506,800 107,083
479,040
United Arab Emirates — 0.0%
NMC Health plc
(e)(g)
............. 284,408 4
United Kingdom — 2.4%
AstraZeneca plc .............. 97,748 13,131,840
AstraZeneca plc , ADR .......... 108,017 7,318,152
Auto Trader Group plc
(a)(c)
........ 188,614 1,665,634
BAE Systems plc .............. 1,823,021 31,074,172
Barclays plc ................. 517,334 1,198,998
BP plc ..................... 307,036 1,926,169
British American Tobacco plc ...... 24,641 747,881
Burberry Group plc ............. 100,885 1,543,173
Compass Group plc ............ 194,720 5,711,654
Direct Line Insurance Group plc
(g)
... 174,331 429,172
Genius Sports Ltd.
(g)
............ 154,301 881,059
Hargreaves Lansdown plc ........ 65,289 605,951
Security
Shares
Shares Value
United Kingdom (continued)
J Sainsbury plc ............... 469,980 $ 1,604,718
JD Sports Fashion plc ........... 207,056 351,758
Kingfisher plc ................ 135,698 427,079
London Stock Exchange Group plc .. 34,369 4,112,392
NatWest Group plc ............. 314,857 1,054,564
Pearson plc ................. 95,496 1,257,442
RELX plc ................... 264,524 11,407,715
Rightmove plc ................ 17,067 118,296
Rolls-Royce Holdings plc
(g)
....... 355,232 1,911,278
Spirax-Sarco Engineering plc ...... 38,526 4,888,026
Standard Chartered plc .......... 85,946 728,626
Synthomer plc
(g)
............... 115,022 378,392
Tesco plc ................... 171,921 643,926
Unilever plc .................. 320,708 16,100,132
Weir Group plc (The) ........... 7,120 181,875
111,400,074
United States — 42.9%
3M Co. ..................... 14,461 1,533,878
A O Smith Corp. .............. 11,273 1,008,483
Abbott Laboratories ............ 79,686 9,057,111
AbbVie, Inc. ................. 78,073 14,217,093
Adobe, Inc.
(g)
................. 41,863 21,124,070
Advanced Micro Devices, Inc.
(g)
.... 86,249 15,567,082
AES Corp. (The) .............. 181,050 3,246,226
Align Technology, Inc.
(g)
.......... 818 268,239
Alphabet, Inc. , Class C
(g)
......... 380,438 57,925,490
Altair Engineering, Inc. , Class A
(g)
... 48,020 4,136,923
Altice USA, Inc. , Class A
(g)
........ 181,595 473,963
Amazon.com, Inc.
(g)
............ 456,017 82,256,346
American Tower Corp. .......... 66,772 13,193,479
American Water Works Co., Inc. .... 43,608 5,329,334
Amgen, Inc. ................. 10,365 2,946,977
Amkor Technology, Inc. .......... 4,209 135,698
ANSYS, Inc.
(g)
................ 7,132 2,475,945
APA Corp. .................. 38,005 1,306,612
Apple, Inc.
(j)
................. 387,945 66,524,809
Applied Materials, Inc. .......... 102,054 21,046,596
Astra Space, Inc. , Class A
(g)
....... 16,635 11,345
AT&T, Inc.
(j)
.................. 201,433 3,545,221
Atlassian Corp. , Class A
(g)
........ 5,431 1,059,642
Autodesk, Inc.
(g)
............... 5,879 1,531,009
Avaya, Inc.
(g)
................. 441 2,425
Ball Corp. ................... 4,174 281,161
Baxter International, Inc. ......... 13,480 576,135
Becton Dickinson & Co. ......... 2,282 564,681
Berkshire Hathaway, Inc. , Class B
(g)
. 3,718 1,563,493
Boeing Co. (The)
(g)
............. 9,423 1,818,545
BOK Financial Corp. ............ 1,626 149,592
Booking Holdings, Inc. .......... 1,125 4,081,365
Boston Scientific Corp.
(g)
......... 423,316 28,992,913
Boyd Gaming Corp. ............ 1,905 128,245
Bristol-Myers Squibb Co. ......... 40,592 2,201,304
Builders FirstSource, Inc.
(g)
....... 14,611 3,047,124
Bunge Global SA
(f)
............. 106,438 10,912,024
Cadence Design Systems, Inc.
(g)
... 46,467 14,464,248
Caesars Entertainment, Inc.
(g)
..... 21,426 937,173
California Resources Corp.
(f)
...... 11,746 647,205
Campbell Soup Co. ............ 1,905 84,677
Capital One Financial Corp. ....... 6,630 987,141
Cardinal Health, Inc. ............ 4,848 542,491
Carnival Corp.
(g)
............... 19,589 320,084
Caterpillar, Inc. ............... 6,235 2,284,691
Centene Corp.
(g)
.............. 46,204 3,626,090
CF Industries Holdings, Inc. ....... 171,809 14,296,227
Cheniere Energy, Inc. ........... 4,577 738,179

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Chesapeake Energy Corp.
(f)
....... 3,656 $ 324,762
Chevron Corp. ................ 135,162 21,320,454
Chubb Ltd. .................. 95,696 24,797,704
Cincinnati Financial Corp. ........ 6,748 837,899
Citigroup, Inc. ................ 65,204 4,123,501
Coca-Cola Co. (The) ........... 6,224 380,784
Comcast Corp. , Class A ......... 249,012 10,794,670
Comerica, Inc. ................ 4,355 239,481
Confluent, Inc. , Class A
(g)
........ 421,262 12,856,916
ConocoPhillips ............... 170,797 21,739,042
Copart, Inc.
(g)
................ 50,947 2,950,850
Costco Wholesale Corp. ......... 31,464 23,051,470
CRH plc .................... 142,752 12,320,928
Crowdstrike Holdings, Inc. , Class A
(g)
. 33,098 10,610,888
Crown Holdings, Inc. ........... 6,407 507,819
Crown PropTech Acquisitions
(e)(g)
... 10,555 —
Crown PropTech Acquisitions
(e)(g)
... 62,472 13,119
Crown PropTech Acquisitions , Class A
(g)
28,147 302,299
CSL Ltd. .................... 7,060 1,324,650
Cummins, Inc. ................ 12,645 3,725,849
Customers Bancorp, Inc.
(g)
........ 1,266 67,174
Davidson Kempner Merchant Co-Invest
Fund LP, (Acquired 04/07/21, cost
$1,598,895)
(g)(i)(k)
............ —
(l)
8,539,616
Deckers Outdoor Corp.
(g)
......... 2,469 2,323,971
Dell Technologies, Inc. , Class C .... 12,906 1,472,704
Delta Air Lines, Inc. ............ 341,673 16,355,887
Dentsply Sirona, Inc. ........... 26,971 895,167
Dexcom, Inc.
(g)
............... 61,538 8,535,321
DuPont de Nemours, Inc. ........ 3,525 270,262
Dynatrace, Inc.
(f)(g)
............. 41,500 1,927,260
Edison International ............ 6,332 447,862
Electronic Arts, Inc. ............ 23,852 3,164,445
Eli Lilly & Co. ................ 34,999 27,227,822
Enterprise Products Partners LP
(f)
... 43,052 1,256,257
EOG Resources, Inc. ........... 10,143 1,296,681
EPAM Systems, Inc.
(g)
........... 974 268,980
Epic Games, Inc., (Acquired 07/02/20,
cost $6,386,525)
(e)(g)(i)
......... 11,107 6,664,200
Equinix, Inc. ................. 1,048 864,946
Expeditors International of Washington,
Inc. ..................... 820 99,687
Experian plc ................. 20,927 911,851
F5, Inc.
(g)
................... 49,031 9,295,787
Fanatics Holdings, Inc. , Class
A , (Acquired 08/17/22, cost
$9,001,757)
(e)(g)(i)
............ 132,691 9,986,325
Farmers Business Network, Inc.
(e)(g)
.. 84,447 304,854
Ferguson plc ................. 4,292 939,066
First Citizens BancShares, Inc. , Class A 175 286,125
Floor & Decor Holdings, Inc. , Class A
(g)
50,469 6,541,792
Ford Motor Co. ............... 141,263 1,875,973
Fortinet, Inc.
(g)
................ 94,162 6,432,206
Fortive Corp. ................. 229,616 19,751,568
Franklin Resources, Inc.
(f)
........ 186,434 5,240,660
Freeport-McMoRan, Inc. ......... 302,456 14,221,481
General Dynamics Corp. ......... 11,838 3,344,117
General Mills, Inc. ............. 1,093 76,477
General Motors Co. ............ 124,037 5,625,078
Gilead Sciences, Inc. ........... 20,302 1,487,121
Globe Life, Inc. ............... 705 82,041
Golden Entertainment, Inc. ....... 3,333 122,754
Goldman Sachs Group, Inc. (The) .. 33,891 14,155,932
Grand Rounds, Inc., (Acquired
02/11/22, cost $6,542,036)
(e)(g)(i)
.. 2,434,345 2,239,597
Security
Shares
Shares Value
United States (continued)
Green Plains, Inc.
(g)
............ 32,948 $ 761,758
GSK plc .................... 97,081 2,084,368
Hartford Financial Services Group, Inc.
(The) .................... 17,049 1,756,899
HCA Healthcare, Inc. ........... 1,777 592,683
Healthpeak Properties, Inc. ....... 233,475 4,377,656
Hilton Worldwide Holdings, Inc. .... 33,304 7,104,076
Holcim AG .................. 9,260 838,926
Honeywell International, Inc. ...... 1,784 366,166
Howmet Aerospace, Inc. ......... 3,367 230,404
Humana, Inc. ................ 29,433 10,205,010
Huntington Bancshares, Inc. ...... 28,906 403,239
iHeartMedia, Inc. , Class A
(g)
....... 2,519 5,265
Illinois Tool Works, Inc. .......... 6,794 1,823,034
Incyte Corp.
(g)
................ 11,305 644,046
Informatica, Inc. , Class A
(g)
....... 60,748 2,126,180
Ingersoll Rand, Inc. ............ 272,221 25,847,384
Insulet Corp.
(g)
................ 15,772 2,703,321
Intel Corp. .................. 79,428 3,508,335
International Bancshares Corp. .... 2,032 114,076
Intuit, Inc. ................... 10,351 6,728,150
Intuitive Surgical, Inc.
(g)
.......... 51,204 20,435,004
Invesco Ltd. ................. 165,056 2,738,279
J M Smucker Co. (The) .......... 6,906 869,258
James Hardie Industries plc , CDI
(g)
.. 33,616 1,351,142
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(e)(g)(i)
........ 301,223 3
Johnson & Johnson ............ 114,591 18,127,150
JPMorgan Chase & Co. ......... 225,593 45,186,278
Kellanova ................... 37,614 2,154,906
Keysight Technologies, Inc.
(g)
...... 17,553 2,744,938
Kimberly-Clark Corp. ........... 32,739 4,234,790
Kinder Morgan, Inc. ............ 3,820 70,059
KLA Corp. ................... 7,546 5,271,409
Lam Research Corp. ........... 10,384 10,088,783
Landsea Homes Corp.
(g)
......... 33,729 490,082
Las Vegas Sands Corp. ......... 70,923 3,666,719
Latch, Inc.
(g)
................. 174,273 135,933
Leidos Holdings, Inc. ........... 6,010 787,851
Lennar Corp. , Class A ........... 9,390 1,614,892
Linde plc ................... 3,518 1,633,478
Lions Gate Entertainment Corp. , Class
A
(f)(g)
.................... 88,115 876,744
Lions Gate Entertainment Corp. , Class
B
(g)
..................... 3,283 30,565
LKQ Corp. .................. 339,462 18,130,665
Lockheed Martin Corp. .......... 34,474 15,681,188
Lookout, Inc., (Acquired 03/04/15, cost
$656,885)
(e)(g)(i)
.............. 57,505 79,932
LPL Financial Holdings, Inc. ....... 68,389 18,068,374
Lululemon Athletica, Inc.
(g)
........ 1,093 426,980
M/I Homes, Inc.
(g)
.............. 12,450 1,696,811
Marathon Petroleum Corp. ....... 10,444 2,104,466
MarketAxess Holdings, Inc. ....... 11,006 2,413,066
Marsh & McLennan Cos., Inc. ..... 123,395 25,416,902
Marvell Technology, Inc. ......... 44,630 3,163,374
Masco Corp. ................. 51,150 4,034,712
Masimo Corp.
(g)
............... 41,823 6,141,708
Mastercard, Inc. , Class A ......... 105,476 50,794,077
McDonald's Corp. ............. 62,005 17,482,310
McKesson Corp. .............. 2,075 1,113,964
Merck & Co., Inc. .............. 224,216 29,585,301
Meta Platforms, Inc. , Class A ...... 39,699 19,277,040
Mettler-Toledo International, Inc.
(g)
.. 1,420 1,890,432
MGM Resorts International
(g)
...... 172,220 8,130,506

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Microchip Technology, Inc. ........ 16,715 $ 1,499,503
Micron Technology, Inc. .......... 167,855 19,788,426
Microsoft Corp.
(j)
.............. 318,752 134,105,341
Mirion Technologies, Inc. , Class A
(g)
. 61,353 697,584
Mirion Technologies, Inc. , Class A
(g)
. 756,990 8,606,976
Moderna, Inc.
(g)
............... 8,520 907,891
Molson Coors Beverage Co. , Class B 5,664 380,904
Monolithic Power Systems, Inc. .... 570 386,129
Motorola Solutions, Inc. ......... 3,358 1,192,023
Mr Cooper Group, Inc.
(g)
......... 15,341 1,195,831
MSCI, Inc. .................. 9,129 5,116,348
Nasdaq, Inc. ................. 50,319 3,175,129
Nestle SA (Registered) .......... 178,801 18,997,599
NetApp, Inc. ................. 7,401 776,883
Netflix, Inc.
(g)
................. 6,156 3,738,723
New York Community Bancorp, Inc. . 22,100 71,162
NextEra Energy, Inc. ........... 195,648 12,503,864
Northrop Grumman Corp. ........ 32,351 15,485,130
Nucor Corp. ................. 16,563 3,277,818
NVIDIA Corp. ................ 110,630 99,960,843
Omnicom Group, Inc. ........... 21,344 2,065,245
Opendoor Technologies, Inc.
(f)(g)
.... 192,781 584,126
Oracle Corp. ................. 221,676 27,844,722
Otis Worldwide Corp. ........... 2,578 255,918
PACCAR, Inc. ................ 19,714 2,442,367
Packaging Corp. of America ...... 6,533 1,239,833
Palladyne AI Corp.
(g)
............ 7,132 12,909
Palladyne AI Corp.
(g)
............ 4,865 8,805
Palo Alto Networks, Inc.
(g)
........ 28,824 8,189,763
Paramount Global , Class B ....... 19,051 224,230
Park Hotels & Resorts, Inc. ....... 18,133 317,146
Paychex, Inc. ................ 16,395 2,013,306
Peloton Interactive, Inc. , Class A
(g)
.. 142,125 609,006
PepsiCo, Inc. ................ 14,571 2,550,071
Playstudios, Inc.
(g)
............. 277,748 772,139
PNC Financial Services Group, Inc.
(The) .................... 30,191 4,878,866
PPG Industries, Inc. ............ 4,212 610,319
Principal Financial Group, Inc. ..... 10,333 891,841
Progressive Corp. (The) ......... 100,427 20,770,312
Prologis, Inc. ................. 34,489 4,491,158
QUALCOMM, Inc. ............. 6,196 1,048,983
Regeneron Pharmaceuticals, Inc.
(g)
.. 612 589,044
ResMed, Inc. ................ 18,510 3,665,535
Rollins, Inc. .................. 32,528 1,505,071
Roper Technologies, Inc. ......... 6,374 3,574,794
Royal Caribbean Cruises Ltd.
(g)
.... 27,807 3,865,451
RTX Corp. .................. 12,657 1,234,437
RXO, Inc.
(g)
.................. 12,855 281,139
S&P Global, Inc. .............. 18,402 7,829,131
Salesforce, Inc. ............... 84,817 25,545,184
Sanofi SA ................... 137,592 13,385,569
Sarcos Technology & Robotics Corp.
(g)
196,109 354,957
Schneider Electric SE ........... 4,226 955,399
Screaming Eagle Acquisition Corp. ,
Class A
(g)
................. 48,405 517,934
Seagate Technology Holdings plc ... 16,550 1,539,978
Sempra
(f)
................... 331,947 23,843,753
ServiceNow, Inc.
(g)
............. 2,960 2,256,704
Skyworks Solutions, Inc.
(f)
........ 30,884 3,345,355
Smith Douglas Homes Corp.
(f)(g)
.... 21,641 642,738
Snap-on, Inc. ................ 4,291 1,271,080
Snorkel AI, Inc., (Acquired 06/30/21,
cost $234,442)
(e)(g)(i)
.......... 15,609 118,941
Snowflake, Inc. , Class A
(g)
........ 3,521 568,994
Security
Shares
Shares Value
United States (continued)
Sonder Holdings, Inc. , Class A
(g)
.... 13,763 $ 40,739
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$2,030,751)
(e)(g)(i)
............ 25,071 2,431,887
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$2,179,629)
(e)(g)(i)
............ 26,909 2,610,173
Starbucks Corp. ............... 3,913 357,609
State Street Corp. ............. 9,208 711,963
Stryker Corp. ................ 4,441 1,589,301
Sun Country Airlines Holdings, Inc.
(g)
. 323,187 4,876,892
Synchrony Financial ............ 89,902 3,876,574
T. Rowe Price Group, Inc.
(f)
....... 28,524 3,477,646
Tapestry, Inc. ................. 24,179 1,148,019
Teleflex, Inc. ................. 1,760 398,059
Tenaris SA .................. 81,151 1,604,456
Texas Capital Bancshares, Inc.
(g)
... 4,327 266,327
Thermo Fisher Scientific, Inc. ...... 43,074 25,035,040
TJX Cos., Inc. (The) ............ 188,460 19,113,613
TransDigm Group, Inc. .......... 4,126 5,081,582
Transocean Ltd.
(f)(g)
............. 283,053 1,777,573
Travelers Cos., Inc. (The) ........ 12,664 2,914,493
Uber Technologies, Inc.
(g)
........ 14,247 1,096,877
United Parcel Service, Inc. , Class B . 64,410 9,573,258
United States Steel Corp. ........ 12,866 524,675
UnitedHealth Group, Inc. ......... 55,549 27,480,090
Universal Health Services, Inc. , Class B 8,881 1,620,427
Valero Energy Corp. ............ 90,653 15,473,561
Veralto Corp. ................. 144,259 12,790,003
VeriSign, Inc.
(g)
............... 12,952 2,454,534
Verisk Analytics, Inc. ............ 22,996 5,420,847
Verizon Communications, Inc. ..... 41,895 1,757,914
Vertex Pharmaceuticals, Inc.
(g)
..... 16,747 7,000,413
VICI Properties, Inc. ............ 32,933 981,074
Visa, Inc. , Class A ............. 47,222 13,178,716
Vistra Corp. ................. 73,242 5,101,305
Walmart, Inc. ................. 456,794 27,485,295
Walt Disney Co. (The) .......... 210,749 25,787,248
Wells Fargo & Co. ............. 246,426 14,282,851
Williams Cos., Inc. (The) ......... 2,435 94,892
Workday, Inc. , Class A
(g)
......... 9,613 2,621,946
Wynn Resorts Ltd. ............. 47,917 4,898,555
Xcel Energy, Inc. .............. 1,467 78,851
Zoetis, Inc. , Class A ............ 28,144 4,762,246
Zscaler, Inc.
(g)
................ 23,750 4,574,963
1,957,280,810
Zambia — 0.0%
First Quantum Minerals Ltd. ....... 12,749 137,038
Total Common Stocks — 64.9%
(Cost: $2,528,883,233) ........................... 2,962,859,735
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.2%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. USD 455 395,327
Mineral Resources Ltd., 9.25%
,
10/01/28
(a)
................ 551 580,313
Oceana Australian Fixed Income Trust
12.00%, 07/31/25
(e)
.......... AUD 1,453 948,646
10.25%, 08/31/25 ........... —
(m)
1
12.50%, 07/31/26
(e)
.......... 2,180 1,429,547

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia (continued)
12.50%, 07/31/27
(e)
.......... AUD 3,633 $ 2,394,196
Quintis Australia Pty. Ltd.
(a)(e)(h)(n)
13.51%, (13.51% Cash or 8.00%
PIK), 10/01/26 ........... USD 16,145 3,551,870
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 14,449 —
9,299,900
Austria — 0.1%
ams-OSRAM AG
2.13%, 11/03/27
(c)(o)
.......... EUR 2,000 1,557,859
10.50%, 03/30/29
(a)
.......... 1,506 1,606,876
12.25%, 03/30/29
(a)
.......... USD 535 537,447
3,702,182
Belgium — 0.0%
(c)
Anheuser-Busch InBev SA, 4.00%
,
09/24/25 ................. GBP 199 247,705
KBC Group NV, (GUKG1 + 0.92%),
1.25%
,
09/21/27
(b)
........... 200 230,078
477,783
Brazil — 0.1%
Azul Secured Finance LLP, 11.93%
,
08/28/28
(a)
................ USD 224 227,745
Banco Votorantim SA, 4.50%
,
09/24/24
(c)
................ 244 241,755
Braskem Netherlands Finance BV
(a)
8.50%, 01/12/31 ............ 338 347,802
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
8.22%), 8.50%, 01/23/81
(b)
... 202 202,694
Cosan Luxembourg SA, 7.25%
,
06/27/31
(a)
................ 230 233,852
Embraer Netherlands Finance BV,
7.00%
,
07/28/30
(a)
........... 375 391,294
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(c)
........... 190 171,421
Raizen Fuels Finance SA
(a)
6.45%, 03/05/34 ............ 257 262,509
6.95%, 03/05/54 ............ 200 205,057
Samarco Mineracao SA, 9.00%
,
(9.00%
Cash or 9.00% PIK), 06/30/31
(c)(n)
. 201 180,799
St Marys Cement, Inc., 5.75%
,
04/02/34
(a)
................ 200 198,000
2,662,928
Canada — 0.3%
Garda World Security Corp.
(a)
9.50%, 11/01/27 ............ 343 343,825
7.75%, 02/15/28 ............ 197 202,022
HR Ottawa LP, 11.00%
,
03/31/31
(a)
.. 12,118 13,043,697
Toronto-Dominion Bank (The), 2.88%
,
04/05/27
(c)
................ GBP 199 236,664
13,826,208
Chile — 0.0%
AES Andes SA, 6.30%
,
03/15/29
(a)
.. USD 200 201,932
Engie Energia Chile SA, 3.40%
,
01/28/30
(c)
................ 283 245,856
Kenbourne Invest SA
6.88%, 11/26/24
(a)
........... 314 152,487
4.70%, 01/22/28
(c)
........... 372 132,060
732,335
Security
Par (000)
Par (000) Value
China — 0.0%
(c)
BOC Aviation Ltd., 3.50%
,
09/18/27 . USD 350 $ 330,053
Fantasia Holdings Group Co. Ltd.
(g)(p)
11.75%, 04/17/24 ........... 716 10,740
10.88%, 01/09/25 ........... 815 12,225
353,018
Colombia — 0.0%
Gran Tierra Energy, Inc., 9.50%
,
10/15/29
(a)
................ 262 243,742
SURA Asset Management SA, 4.88%
,
04/17/24
(c)
................ 524 522,465
766,207
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%
,
01/15/31
(a)
.... 206 216,686
Czech Republic — 0.0%
Allwyn Entertainment Financing UK plc,
7.25%
,
04/30/30
(c)
........... EUR 1,025 1,161,112
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 303 308,113
France — 0.4%
Altice France SA
(c)
2.50%, 01/15/25 ............ EUR 483 465,068
2.13%, 02/15/25 ............ 190 183,069
5.88%, 02/01/27 ............ 1,029 857,580
BNP Paribas SA
3.38%, 01/23/26
(c)
........... GBP 199 243,279
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 4.63%
(a)(b)(q)
........ USD 216 195,861
(3-mo. EURIBOR + 1.80%), 2.13%,
01/23/27
(b)(c)
............. EUR 900 943,184
1.88%, 12/14/27
(c)
........... GBP 200 226,823
Forvia SE, 2.75%
,
02/15/27
(c)
...... EUR 3,019 3,110,481
Goldstory SAS
(a)
6.75%, 02/01/30 ............ 1,311 1,442,906
(3-mo. EURIBOR + 4.00%), 7.91%,
02/01/30
(b)
.............. 963 1,047,504
Iliad Holding SASU
(c)
5.13%, 10/15/26 ............ 2,002 2,133,723
5.63%, 10/15/28 ............ 3,001 3,201,478
Loxam SAS
(c)
5.75%, 07/15/27 ............ 1,028 1,104,954
6.38%, 05/31/29 ............ 1,522 1,706,524
Sabena Technics SAS, (Acquired
10/28/22, cost $1,932,595), (3-mo.
EURIBOR + 5.00%), 8.96%
,
09/30/29
(b)(e)(i)
.............. 1,713 1,847,533
Societe Generale SA, 1.88%
,
10/03/24
(c)
................ GBP 200 248,009
TotalEnergies Capital International SA,
1.66%
,
07/22/26
(c)
........... 200 236,595
19,194,571
Germany — 0.6%
Adler Pelzer Holding GmbH, 9.50%
,
04/01/27
(a)
................ EUR 4,205 4,601,219
APCOA Parking Holdings GmbH,
(3-mo. EURIBOR at 5.00% Floor +
5.00%), 8.94%
,
01/15/27
(a)(b)
.... 2,093 2,263,678
Douglas Service GmbH
6.00%, 04/08/26
(a)
........... 1,698 1,855,702

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
6.00%, 04/08/26
(c)
........... EUR 1,580 $ 1,726,742
Envalior, (6-mo. EURIBOR + 9.50%),
13.63%
,
03/31/31
(b)(e)
......... 2,351 2,377,443
IHO Verwaltungs GmbH
(b)(c)(n)
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27 ............... 966 1,021,309
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28 ............... 1,029 1,201,526
Kirk Beauty SUN GmbH, 8.25%
,
(8.25% Cash or 17.25% PIK),
10/01/26
(c)(n)
............... 2,547 2,800,173
Mercedes-Benz International Finance
BV, 1.38%
,
06/26/26
(c)
........ 881 913,055
ProGroup AG
(a)
5.13%, 04/15/29 ............ 360 388,515
5.38%, 04/15/31 ............ 462 497,212
Tele Columbus AG, 10.00%
,
03/19/29
(c)
1,025 712,497
TK Elevator Holdco GmbH, 6.63%
,
07/15/28
(c)
................ 1,845 1,925,788
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ 5,077 5,265,185
Volkswagen Financial Services AG,
0.88%
,
01/31/28
(c)
........... 974 947,592
Volkswagen Financial Services NV
(c)
1.88%, 12/03/24 ............ GBP 100 123,351
4.25%, 10/09/25 ............ 100 124,266
28,745,253
Ghana — 0.0%
Kosmos Energy Ltd., 7.50%
,
03/01/28
(c)
USD 200 193,813
Guatemala — 0.0%
Millicom International Cellular SA
5.13%, 01/15/28
(c)
........... 180 171,169
7.38%, 04/02/32
(a)
........... 200 200,000
371,169
Hong Kong — 0.3%
AIA Group Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.76%), 2.70%
(b)(c)(q)
... 400 373,500
FWD Group Holdings Ltd., 8.40%
,
04/05/29
(a)
................ 11,200 11,592,000
HKT Capital No. 6 Ltd., 3.00%
,
01/18/32
(c)
................ 350 301,547
Melco Resorts Finance Ltd., 5.38%
,
12/04/29
(c)
................ 200 182,038
12,449,085
India — 0.1%
ABJA Investment Co. Pte. Ltd., 5.45%
,
01/24/28
(c)
................ 200 199,500
Adani Green Energy UP Ltd., 6.70%
,
03/12/42
(a)
................ 200 192,500
CA Magnum Holdings, 5.38%
,
10/31/26
(c)
................ 300 288,000
Diamond II Ltd., 7.95%
,
07/28/26
(a)
.. 200 203,437
Greenko Dutch BV, 3.85%
,
03/29/26
(c)
185 173,671
India Green Power Holdings, 4.00%
,
02/22/27
(c)
................ 263 244,520
Network i2i Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.39%), 3.98%
(b)(c)(q)
... 300 284,719
REC Ltd., 2.75%
,
01/13/27
(c)
...... 330 305,766
REI Agro Ltd.
(g)(o)(p)
5.50%, 10/15/28
(a)
........... 5,549 27,745
Security
Par (000)
Par (000) Value
India (continued)
5.50%, 02/15/42
(c)(e)
.......... USD 2,291 $ —
ReNew Pvt Ltd., 5.88%
,
03/05/27
(c)
.. 200 194,524
Vedanta Resources Finance II plc
(c)
13.88%, 01/21/27 ........... 94 88,536
13.88%, 12/09/28
(d)
.......... 260 236,200
2,439,118
Indonesia — 0.0%
(c)
Freeport Indonesia PT, 4.76%
,
04/14/27 ................. 252 245,826
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39 155 153,776
Minejesa Capital BV, 4.63%
,
08/10/30 387 366,973
Theta Capital Pte. Ltd., 8.13%
,
01/22/25 ................. 323 306,776
1,073,351
Ireland — 0.0%
Dell Bank International DAC, 0.50%
,
10/27/26
(c)
................ EUR 469 469,078
Israel — 0.1%
Energean Israel Finance Ltd., 8.50%
,
09/30/33
(a)(c)
............... USD 181 179,180
Leviathan Bond Ltd., 6.75%
,
06/30/30
(a)
(c)
...................... 51 47,277
Teva Pharmaceutical Finance
Netherlands II BV
1.88%, 03/31/27
(c)
........... EUR 513 507,331
3.75%, 05/09/27 ............ 1,015 1,058,678
7.38%, 09/15/29 ............ 1,703 2,033,044
7.88%, 09/15/31 ............ 889 1,110,155
4,935,665
Italy — 0.5%
Azzurra Aeroporti SpA, 2.13%
,
05/30/24
(c)
................ 4,034 4,331,000
Forno d'Asolo SpA, (3-mo. EURIBOR
at 5.50% Floor + 5.50%), 9.43%
,
04/30/27
(a)(b)
............... 5,566 5,892,288
Immobiliare Grande Distribuzione SIIQ
SpA, 5.50%
,
05/17/27
(c)(d)
...... 2,038 2,171,213
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 1,329 1,444,258
Rekeep SpA, 7.25%
,
02/01/26
(c)
.... 1,523 1,475,756
Shiba Bidco SpA, 4.50%
,
10/31/28
(a)
. 2,304 2,370,708
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$2,752,489) , (3-mo. EURIBOR +
3.25%), 7.17%
,
08/22/27
(b)(e)(i)
... 2,538 2,653,940
20,339,163
Japan — 0.0%
(c)
Nissan Motor Co. Ltd., 2.65%
,
03/17/26 535 562,362
Takeda Pharmaceutical Co. Ltd.,
2.25%
,
11/21/26 ............ 850 889,627
1,451,989
Jersey, Channel Islands — 0.2%
(a)
Aston Martin Capital Holdings Ltd.,
10.00%
,
03/31/29 ........... USD 712 724,937
TER Finance Jersey Ltd., Series 21,
0.00%
,
01/02/25
(e)(r)
.......... 8,318 7,836,131
8,561,068
Kuwait — 0.0%
MEGlobal BV
(c)
4.25%, 11/03/26 ............ 267 256,487

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kuwait (continued)
2.63%, 04/28/28 ............ USD 260 $ 231,887
488,374
Luxembourg — 0.2%
Herens Midco SARL, 5.25%
,
05/15/29
(a)
EUR 2,664 1,870,723
INEOS Finance plc, 6.63%
,
05/15/28
(a)
957 1,047,533
Matterhorn Telecom SA, 3.13%
,
09/15/26
(c)
................ 3,102 3,248,538
Sani/Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26
(a)
........... 1,769 1,851,918
8,018,712
Macau — 0.0%
Sands China Ltd.
(d)
5.12%, 08/08/25 ............ USD 400 394,240
5.40%, 08/08/28 ............ 200 196,198
4.62%, 06/18/30 ............ 200 183,017
Studio City Co. Ltd., 7.00%
,
02/15/27
(c)
300 300,281
Studio City Finance Ltd., 5.00%
,
01/15/29
(c)
................ 334 293,503
Wynn Macau Ltd., 5.63%
,
08/26/28
(c)
254 240,506
1,607,745
Malaysia — 0.0%
(c)
CIMB Bank Bhd., 2.13%
,
07/20/27 .. 200 181,687
Dua Capital Ltd., 2.78%
,
05/11/31 ... 341 292,060
Gohl Capital Ltd., 4.25%
,
01/24/27 .. 300 288,187
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 200 197,938
959,872
Mexico — 0.0%
(a)
Banco Mercantil del Norte SA, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%),
5.88%
(b)(q)
................. 253 240,666
Braskem Idesa SAPI, 6.99%
,
02/20/32 461 355,708
596,374
Netherlands — 0.2%
Boels Topholding BV, 6.25%
,
02/15/29
(c)
................ EUR 1,522 1,691,270
Cooperatieve Rabobank UA, (GUKG1
+ 1.05%), 1.88%
,
07/12/28
(b)(c)
... GBP 200 229,079
ING Groep NV, 3.00%
,
02/18/26
(c)
... 200 242,984
Nobian Finance BV, 3.63%
,
07/15/26
(c)
EUR 1,028 1,072,696
Sigma Holdco BV, 5.75%
,
05/15/26
(c)
928 942,244
Trivium Packaging Finance BV
(a)(d)
5.50%, 08/15/26 ............ USD 662 652,717
8.50%, 08/15/27 ............ 216 213,306
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
................ EUR 1,523 1,417,177
6,461,473
Peru — 0.0%
Intercorp Peru Ltd., 3.88%
,
08/15/29
(a)
USD 200 176,000
Saudi Arabia — 0.0%
Gaci First Investment Co., 5.13%
,
02/14/53
(c)
................ 271 235,093
Singapore — 0.0%
Puma International Financing SA,
5.00%
,
01/24/26
(c)
........... 508 492,443
Security
Par (000)
Par (000) Value
Slovenia — 0.0%
United Group BV, (3-mo. EURIBOR
at 4.25% Floor + 4.25%), 8.13%
,
02/15/31
(a)(b)
............... EUR 1,029 $ 1,110,137
South Africa — 0.0%
Sasol Financing USA LLC
4.38%, 09/18/26 ............ USD 200 188,000
6.50%, 09/27/28 ............ 200 190,500
8.75%, 05/03/29
(a)
........... 281 286,005
664,505
South Korea — 0.0%
LG Chem Ltd., 2.38%
,
07/07/31
(c)
... 360 297,675
POSCO, 5.75%
,
01/17/28
(a)
....... 200 202,687
Shinhan Financial Group Co. Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(b)(c)(q)
................ 500 463,768
SK Battery America, Inc., 2.13%
,
01/26/26
(c)
................ 480 444,750
SK Hynix, Inc.
(c)
6.38%, 01/17/28 ............ 200 205,562
2.38%, 01/19/31 ............ 250 205,398
1,819,840
Spain — 0.1%
(c)
Banco Santander SA, (GUKG1 +
1.80%), 3.13%
,
10/06/26
(b)
..... GBP 700 851,815
Cellnex Telecom SA, 0.75%
,
11/20/31
(o)
EUR 1,800 1,659,083
Cirsa Finance International SARL,
7.88%
,
07/31/28 ............ 1,027 1,171,694
Telefonica Emisiones SA, 5.38%
,
02/02/26 ................. GBP 401 508,490
4,191,082
Sweden — 0.2%
Heimstaden Bostad Treasury BV
(c)
0.63%, 07/24/25 ............ EUR 771 765,333
1.38%, 03/03/27 ............ 771 706,010
Swedbank AB, (GUKG1 + 1.00%),
1.38%
,
12/08/27
(b)(c)
.......... GBP 199 227,617
Verisure Holding AB
3.88%, 07/15/26
(c)
........... EUR 499 529,396
3.25%, 02/15/27
(c)
........... 940 970,443
9.25%, 10/15/27
(a)
........... 1,014 1,169,163
7.13%, 02/01/28
(a)
........... 513 576,894
Verisure Midholding AB, 5.25%
,
02/15/29
(c)
................ 1,995 2,076,803
7,021,659
Switzerland — 0.1%
UBS Group AG
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(a)(q)
......... USD 225 206,599
(1-Year EURIBOR ICE Swap Rate
+ 0.77%), 0.65%, 01/14/28
(c)
.. EUR 1,840 1,821,394
2,027,993
Thailand — 0.0%
Bangkok Bank PCL
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.73%), 5.00%
(b)(c)(q)
........ USD 200 194,500
5.30%, 09/21/28
(a)
........... 200 200,746
5.50%, 09/21/33
(a)
........... 200 201,640

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Thailand (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 3.73%, 09/25/34
(b)(c)
.. USD 200 $ 178,014
Krung Thai Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(b)
(c)(q)
..................... 282 267,548
1,042,448
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/24
(a)(e)(g)(h)(o)(p)
........... 21,400 856,000
Ukraine — 0.0%
(c)
Metinvest BV, 7.65%
,
10/01/27 ..... 202 144,430
MHP Lux SA, 6.25%
,
09/19/29 ..... 268 191,788
VF Ukraine PAT, 6.20%
,
02/11/25 ... 334 275,550
611,768
United Arab Emirates — 0.1%
DAE Funding LLC, 1.55%
,
08/01/24
(c)
243 239,431
DP World Salaam , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(b)(c)(q)
... 404 403,242
GEMS MENASA Cayman Ltd., 7.13%
,
07/31/26
(a)
................ 358 358,301
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constan t Maturity + 3.54%), 6.38%
(b)
(c)(q)
..................... 202 201,874
MDGH GMTN RSC Ltd., 4.38%
,
11/22/33
(a)
................ 314 298,692
Shelf Drilling Holdings Ltd., 9.63%
,
04/15/29
(a)
................ 2,851 2,751,215
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(a)
.......... 874 878,370
5,131,125
United Kingdom — 1.8%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$2,295,503), 15.00%
,
06/19/26
(e)(i)
GBP 1,860 2,370,730
AA Bond Co. Ltd., 6.50%
,
01/31/26
(c)
. 2,302 2,876,240
Ardonagh Finco Ltd., 6.88%
,
02/15/31
(a)
EUR 3,463 3,680,017
Barclays plc
3.00%, 05/08/26
(c)
........... GBP 199 239,852
3.25%, 02/12/27
(c)
........... 199 237,547
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38%
(b)(q)
......... USD 216 177,074
BCP V Modular Services Finance II plc
6.13%, 11/30/28
(c)
........... GBP 2,760 3,196,143
6.13%, 11/30/28
(a)
........... 2,882 3,337,421
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 2,301 2,178,584
Bellis Acquisition Co. plc, 3.25%
,
02/16/26
(c)
................ GBP 7,143 8,500,444
Bellis Finco plc, 4.00%
,
02/16/27
(c)
.. 2,054 2,344,431
BG Energy Capital plc, 5.13%
,
12/01/25
(c)
................ 366 462,721
Boparan Finance plc, 7.63%
,
11/30/25
(c)
................. 2,728 3,250,997
BP Capital Markets plc, 2.52%
,
04/07/28
(c)
................ EUR 1,103 1,154,915
CK Hutchison Group Telecom Finance
SA, 2.63%
,
10/17/34
(c)
........ GBP 2,039 1,877,633
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 2,201 $ 2,157,585
Deuce Finco plc
5.50%, 06/15/27
(a)
........... GBP 3,304 3,945,381
5.50%, 06/15/27
(c)
........... 3,567 4,259,436
eG Global Finance plc
(a)
11.00%, 11/30/28 ........... EUR 1,051 1,189,091
12.00%, 11/30/28 ........... USD 1,073 1,140,531
HSBC Holdings plc, (Sterling Overnight
Index Average + 1.31%), 1.75%
,
07/24/27
(b)
................ GBP 267 310,942
INEOS Quattro Finance 2 plc, 8.50%
,
03/15/29
(c)
................ EUR 539 612,436
Informa plc, 3.13%
,
07/05/26
(c)
..... GBP 200 240,952
Kane Bidco Ltd.
(a)
5.00%, 02/15/27 ............ EUR 1,008 1,048,819
6.50%, 02/15/27 ............ GBP 1,817 2,205,478
Lloyds Banking Group plc, 2.25%
,
10/16/24
(c)
................ 412 510,823
Market Bidco Finco plc
(c)
4.75%, 11/04/27 ............ EUR 618 625,059
5.50%, 11/04/27 ............ GBP 3,083 3,542,945
Marks & Spencer plc, 3.75%
,
05/19/26
(c)
................ 1,820 2,218,483
National Grid plc, 0.16%
,
01/20/28
(c)
. EUR 1,236 1,175,873
NatWest Group plc
(b)(c)
(BPSW1 + 1.49%), 2.88%, 09/19/26 GBP 200 243,257
(BPSW1 + 2.01%), 3.13%, 03/28/27 199 240,413
Pinewood Finco plc, 6.00%
,
03/27/30
(a)
1,640 2,069,926
Punch Finance plc, 6.13%
,
06/30/26
(c)
3,608 4,409,481
Santander UK Group Holdings plc,
3.63%
,
01/14/26
(c)
........... 199 243,914
Stonegate Pub Co. Financing plc,
8.25%
,
07/31/25
(c)
........... 1,030 1,256,139
Virgin Media Secured Finance plc
(c)
4.25%, 01/15/30 ............ 1,232 1,337,273
4.13%, 08/15/30 ............ 2,554 2,716,276
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(c)
....... 3,416 3,859,055
Vmed O2 UK Financing I plc, 4.50%
,
07/15/31
(c)
................ 3,068 3,291,435
Vodafone Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.84%), 8.00%
,
08/30/86
(b)(c)
............... 1,523 2,066,423
82,802,175
United States — 4.6%
AbbVie, Inc., 1.38%
,
05/17/24 ..... EUR 853 917,213
Affinity Interactive, 6.88%
,
12/15/27
(a)
USD 319 298,070
Alexander Funding Trust II, 7.47%
,
07/31/28
(a)
................ 325 343,623
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
431 428,705
Allied Universal Holdco LLC
9.75%, 07/15/27
(a)
........... 404 405,213
4.88%, 06/01/28
(c)
........... GBP 3,068 3,486,017
Alteryx, Inc., 8.75%
,
03/15/28
(a)
.... USD 390 401,557
AMC Networks, Inc.
4.75%, 08/01/25 ............ 832 830,950
10.25%, 01/15/29
(a)
.......... 680 684,937
4.25%, 02/15/29 ............ 406 287,735
American Tower Corp., 0.45%
,
01/15/27 ................. EUR 2,157 2,134,002

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Amgen, Inc.
5.50%, 12/07/26
(c)
........... GBP 200 $ 256,771
2.30%, 02/25/31 ............ USD 502 424,389
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 430 432,147
Ardagh Metal Packaging Finance USA
LLC, 2.00%
,
09/01/28
(c)
....... EUR 1,894 1,736,285
Ardagh Packaging Finance plc
5.25%, 04/30/25
(a)
........... USD 1,092 1,054,905
2.13%, 08/15/26
(c)
........... EUR 2,058 1,909,435
4.75%, 07/15/27
(c)
........... GBP 452 339,442
AT&T, Inc.
2.90%, 12/04/26 ............ 373 446,485
5.50%, 03/15/27
(c)
........... 200 255,224
Bank of America Corp.
(b)
(3-mo. EURIBOR + 0.91%), 1.95%,
10/27/26
(c)
.............. EUR 875 918,515
(3-mo. CME Term SOFR + 1.25%),
2.50%, 02/13/31 .......... USD 1,140 982,043
(1-day SOFR + 1.53%), 1.90%,
07/23/31 ............... 245 201,081
(1-day SOFR + 1.37%), 1.92%,
10/24/31 ............... 725 590,745
(1-day SOFR + 1.65%), 5.47%,
01/23/35 ............... 1,735 1,746,309
Bausch + Lomb Corp., 8.38%
,
10/01/28
(a)
................ 100 103,466
Becton Dickinson & Co., 0.03%
,
08/13/25 ................. EUR 681 698,841
Becton Dickinson Euro Finance SARL,
3.55%
,
09/13/29 ............ 1,455 1,583,157
Big River Steel LLC, 6.63%
,
01/31/29
(a)
USD 662 665,723
Breeze Aviation Group, Inc.
(Acquired 01/26/24, cost
$4,219,045) 20.00%, 01/30/28
(e)(i)
2,315 2,303,632
Broadcom, Inc., 2.45%
,
02/15/31
(a)
.. 530 446,801
Callon Petroleum Co., 7.50%
,
06/15/30
(a)
................ 615 650,362
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 1,680 1,661,097
Champions Financing, Inc., 8.75%
,
02/15/29
(a)
................ 156 163,433
Churchill Downs, Inc., 5.75%
,
04/01/30
(a)
................ 363 350,405
Citigroup, Inc.
(3-mo. EURIBOR + 1.66%), 1.25%,
07/06/26
(b)(c)
............. EUR 872 911,500
1.75%, 10/23/26 ............ GBP 316 368,330
(1-day SOFR + 1.17%), 2.56%,
05/01/32
(b)
.............. USD 672 560,451
Citizens Bank NA
(b)
(1-day SOFR + 1.40%), 4.12%,
05/23/25 ............... 250 249,027
(1-day SOFR + 1.45%), 6.06%,
10/24/25 ............... 250 248,996
Civitas Resources, Inc.
(a)
5.00%, 10/15/26 ............ 932 911,173
8.38%, 07/01/28 ............ 2,331 2,453,871
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 1,030 977,430
9.00%, 09/30/29 ............ 404 387,484
Clydesdale Acquisition Holdings, Inc.,
8.75%
,
04/15/30
(a)
........... 611 600,331
CNX Resources Corp., 7.25%
,
03/01/32
(a)
................ 446 453,327
Security
Par (000)
Par (000) Value
United States (continued)
Comcast Corp., 0.25%
,
09/14/29 ... EUR 513 $ 471,772
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ USD 840 730,548
CommScope, Inc., 6.00%
,
03/01/26
(a)
491 449,265
Coty, Inc.
(c)
3.88%, 04/15/26 ............ EUR 2,522 2,688,373
5.75%, 09/15/28 ............ 327 365,343
Crescent Energy Finance LLC, 7.63%
,
04/01/32
(a)
................ USD 558 562,300
CSC Holdings LLC
(a)
5.50%, 04/15/27 ............ 1,673 1,496,856
11.25%, 05/15/28 ........... 359 355,748
11.75%, 01/31/29 ........... 784 785,223
Dana Financing Luxembourg SARL
(c)
3.00%, 07/15/29 ............ EUR 1,028 998,152
8.50%, 07/15/31 ............ 1,028 1,220,614
DISH DBS Corp., 5.88%
,
11/15/24 .. USD 1,491 1,428,564
DISH Network Corp., 0.00%
,
12/15/25
(o)
(r)
....................... 1,028 750,440
Duke Energy Corp., 3.10%
,
06/15/28 EUR 861 911,289
Edison International , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.66%), 7.88%
,
06/15/54
(b)
................ USD 380 390,384
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 200 205,079
7.50%, 06/01/30 ............ 210 224,478
EquipmentShare.com, Inc., 9.00%
,
05/15/28
(a)
................ 2,665 2,744,928
Fidelity National Information Services,
Inc., 1.50%
,
05/21/27 ......... EUR 911 923,528
Fiesta Purchaser, Inc., 7.88%
,
03/01/31
(a)
................ USD 396 408,949
First Horizon Bank, 5.75%
,
05/01/30 . 800 756,962
Ford Motor Credit Co. LLC, 5.80%
,
03/08/29 ................. 1,365 1,370,431
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(a)
................ 140 144,520
FREED Corp., 12.00%
,
11/30/28
(e)
.. 6,387 6,283,531
Frontier Communications Holdings
LLC
(a)
8.75%, 05/15/30 ............ 2,184 2,234,718
8.63%, 03/15/31 ............ 1,810 1,848,606
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 2,035 1,974,469
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 1,306 1,240,700
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 59 56,383
GCI LLC, 4.75%
,
10/15/28
(a)
...... 321 294,327
General Mills, Inc.
0.13%, 11/15/25 ............ EUR 1,443 1,471,624
0.45%, 01/15/26 ............ 1,135 1,158,213
Global Payments, Inc., 4.88%
,
03/17/31 ................. 423 480,661
Goldman Sachs Group, Inc. (The)
0.25%, 01/26/28
(c)
........... 999 959,346
7.25%, 04/10/28 ............ GBP 204 278,351
0.88%, 05/09/29
(c)
........... EUR 943 890,969
GoTo Group, Inc.
5.50%, 05/01/28
(a)
........... USD 1,581 1,222,076
HCA, Inc.
5.63%, 09/01/28 ............ 1,234 1,249,334
3.50%, 09/01/30 ............ 1,295 1,171,142

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
5.45%, 04/01/31 ............ USD 260 $ 261,356
Homes By West Bay LLC, 11.00%
,
02/06/30
(e)
................ 9,929 9,755,243
Insightful Corp., 7.00%
,
01/25/29
(e)
.. 532 541,736
International Business Machines Corp.,
3.38%
,
02/06/27 ............ EUR 837 906,064
JPMorgan Chase & Co.
(b)
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26
(c)
... GBP 479 578,095
Series KK, (5-Year US Treasury
Yield Curve Rate T Note
Constant Maturity + 2.85%),
3.65%
(q)
................ USD 202 191,847
(3-mo. EURIBOR + 0.76%), 1.09%,
03/11/27
(c)
.............. EUR 909 933,811
Kraft Heinz Foods Co., 4.13%
,
07/01/27
(c)
................ GBP 100 123,909
Landsea Homes Corp., 11.00%
,
07/17/28
(e)
................ USD 10,050 10,803,750
Lessen, Inc. , (3-mo. CME Term SOFR
+ 8.50%), 13.40%
,
01/05/28
(a)(b)(e)
. 4,898 4,475,522
Level 3 Financing, Inc.
(a)
4.63%, 09/15/27 ............ 1,327 882,455
11.00%, 11/15/29 ........... 11 10,661
11.00%, 11/15/29 ........... 2,292 2,383,583
LGI Homes, Inc., 8.75%
,
12/15/28
(a)
. 1,794 1,892,909
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(o)
............... 884 26,520
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 4,082 3,122,879
Matador Resources Co., 6.50%
,
04/15/32
(a)
................ 737 737,894
Mauser Packaging Solutions Holding
Co., 7.88%
,
08/15/26
(a)
........ 4,252 4,331,729
Morgan Stanley
(b)
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 ............... EUR 1,109 1,152,688
(3-mo. CME Term SOFR + 1.40%),
3.77%, 01/24/29 .......... USD 1,265 1,204,121
(1-day SOFR + 1.18%), 2.24%,
07/21/32 ............... 271 221,376
(1-day SOFR + 1.73%), 5.47%,
01/18/35 ............... 1,065 1,074,520
Nasdaq, Inc., 4.50%
,
02/15/32 ..... EUR 615 700,183
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ USD 100 98,581
5.50%, 08/15/28 ............ 780 746,523
5.13%, 12/15/30 ............ 685 621,488
7.13%, 02/01/32 ............ 611 606,816
NCR Atleos Corp., 9.50%
,
04/01/29
(a)
1,010 1,080,305
Netflix, Inc., 3.63%
,
05/15/27 ...... EUR 1,650 1,795,340
New Home Co., Inc. (The), 8.25%
,
10/15/27
(a)(d)
............... USD 494 502,892
Olympus Water US Holding Corp.
(a)
7.13%, 10/01/27 ............ 413 417,182
9.75%, 11/15/28 ............ 3,547 3,778,323
ONEOK Partners LP, 4.90%
,
03/15/25 2,278 2,261,193
Oracle Corp.
2.30%, 03/25/28 ............ 1,263 1,140,399
2.88%, 03/25/31 ............ 1,792 1,558,102
Paramount Global
7.88%, 07/30/30 ............ 425 443,988
Security
Par (000)
Par (000) Value
United States (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(b)
... USD 1,445 $ 1,335,143
PennyMac Financial Services, Inc.,
7.88%
,
12/15/29
(a)
........... 286 293,878
Permian Resources Operating LLC
(a)
8.00%, 04/15/27 ............ 1,134 1,167,949
7.00%, 01/15/32 ............ 456 473,061
Pioneer, Inc., 10.50%
,
11/18/30
(a)(b)(e)
. 3,582 3,568,550
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
3,015 2,753,035
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 353 305,597
Post Holdings, Inc., 6.25%
,
02/15/32
(a)
275 277,004
PPG Industries, Inc., 1.88%
,
06/01/25 EUR 841 887,209
Procter & Gamble Co. (The), 4.88%
,
05/11/27 .................. 581 661,627
Rand Parent LLC, 8.50%
,
02/15/30
(a)
USD 2,029 2,009,238
RingCentral, Inc., 8.50%
,
08/15/30
(a)
. 2,007 2,086,746
Sabre GLBL, Inc.
(a)
8.63%, 06/01/27 ............ 1,920 1,684,842
11.25%, 12/15/27 ........... 1,321 1,239,770
Sally Holdings LLC, 6.75%
,
03/01/32 828 821,527
Seagate HDD Cayman
8.25%, 12/15/29
(a)
........... 1,296 1,392,505
8.50%, 07/15/31
(a)
........... 781 843,998
9.63%, 12/01/32 ............ 1,235 1,407,033
Service Properties Trust
4.50%, 03/15/25 ............ 485 473,842
7.50%, 09/15/25 ............ 817 828,013
8.63%, 11/15/31
(a)
........... 1,393 1,485,547
Sitio Royalties Operating Partnership
LP, 7.88%
,
11/01/28
(a)
......... 646 668,158
Sonder Holdings, Inc. , (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 13.99%
,
01/19/27
(b)(e)
... 4,632 4,087,525
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ 1,271 1,386,390
9.75%, 11/15/30 ............ 2,781 3,110,732
Sprint Spectrum Co. LLC, 4.74%
,
03/20/25
(a)
................ 240 238,677
Stem, Inc., 0.50%
,
12/01/28
(a)(o)
.... 166 80,916
STL Holding Co. LLC, 8.75%
,
02/15/29
(a)
................ 566 580,880
Surgery Center Holdings, Inc., 7.25%
,
04/15/32
(a)
................ 685 690,319
Talos Production, Inc., 9.38%
,
02/01/31
(a)
................ 298 317,685
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... 1,312 1,197,119
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(b)
........... 435 375,266
Texas Capital Bank NA, (1-mo. LIBOR
USD + 4.50%), 9.94%
,
09/30/24
(a)(b)
2,087 2,077,920
Thermo Fisher Scientific, Inc., 1.38%
,
09/12/28 ................. EUR 917 916,247
T-Mobile USA, Inc.
3.50%, 04/15/31 ............ USD 754 680,920
2.70%, 03/15/32 ............ 1,169 983,056
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 348 362,167
Transocean, Inc., 8.75%
,
02/15/30
(a)
. 336 350,026

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Truist Financial Corp. , (1-day SOFR +
1.62%), 5.44%
,
01/24/30
(b)
..... USD 547 $ 546,362
Uber Technologies, Inc., Series 2028,
0.88%
,
12/01/28
(a)(o)
.......... 3,623 4,481,651
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 1,227 1,272,066
Univision Communications, Inc., 8.00%
,
08/15/28
(a)
................ 815 830,290
US Bancorp, (1-day SOFR + 1.86%),
5.68%
,
01/23/35
(b)
........... 410 413,989
Vantage Drilling International, 9.50%
,
02/15/28
(a)
................ 1,103 1,114,030
Verizon Communications, Inc.
4.07%, 06/18/24 ............ GBP 100 125,828
1.13%, 11/03/28 ............ 199 216,260
4.25%, 10/31/30 ............ EUR 796 899,573
Viasat, Inc., 5.63%
,
04/15/27
(a)
..... USD 558 528,398
Vistra Operations Co. LLC
(a)
5.63%, 02/15/27 ............ 2,339 2,303,108
7.75%, 10/15/31 ............ 970 1,015,861
Vital Energy, Inc., 7.88%
,
04/15/32
(a)
. 381 387,046
Wells Fargo & Co.
1.38%, 10/26/26
(c)
........... EUR 909 928,179
1.50%, 05/24/27
(c)
........... 1,390 1,406,396
(1-day SOFR + 1.98%), 4.81%,
07/25/28
(b)
.............. USD 1,832 1,805,103
(1-day SOFR + 1.78%), 5.50%,
01/23/35
(b)
.............. 2,210 2,215,203
Xerox Holdings Corp.
(a)
5.00%, 08/15/25 ............ 488 481,527
8.88%, 11/30/29 ............ 243 247,559
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 623 512,818
208,654,178
Zambia — 0.1%
First Quantum Minerals Ltd.
(a)
6.88%, 10/15/27 ............ 1,012 963,424
9.38%, 03/01/29 ............ 972 1,008,333
1,971,757
Total Corporate Bonds — 10.3%
(Cost: $525,815,405) ............................. 470,670,548
Fixed Rate Loan Interests
United States — 0.2%
CML ST Regis Aspen, Term Loan,
7.27%
,
 02/07/25
(e)
........... 4,200 4,200,080
Level 3 Financing, Inc., Term Loan B1,
11.89%
,
 04/15/29 ........... 364 360,978
Level 3 Financing, Inc., Term Loan B2,
11.89%
,
 04/15/30
(e)
.......... 367 364,085
OD Intermediate SUBI Holdco II LLC,
Term Loan, 10.00%
,
 04/01/26
(e)
.. 3,709 3,590,533
8,515,676
Total Fixed Rate Loan Interests — 0.2%
(Cost: $8,262,940) .............................. 8,515,676
Security
Par (000)
Pa r (000) Value
Floating Rate Loan Interests
Colombia — 0.0%
Ecopetrol SA, Term Loan, (1-mo.
CME Term SOFR + 0.00%),
10.11%
,
 09/06/30
(b)(e)
......... USD 500 $ 515,000
Finland — 0.0%
Mehilainen Yhtiot Oy, Term Loan,
08/08/28
(b)(s)
............... EUR 673 725,331
France — 0.3%
(b)
Babilou Family, Facility Term Loan,
(3-mo. EURIBOR + 4.00%),
7.89%
,
 11/17/27 ............ 7,151 7,697,246
Parts Europe, Facility Term Loan
B, (3-mo. EURIBOR + 3.75%),
7.64%
,
 02/03/31 ............ 3,411 3,670,811
11,368,057
Germany — 0.1%
(b)
Mosel Bidco SE, Facility Term Loan
B, (3-mo. EURIBOR + 4.75%),
8.65%
,
 09/16/30 ............ 3,529 3,804,405
TK Elevator Midco GmbH, Facility Term
Loan B2, 04/30/30
(s)
.......... 1,631 1,754,996
5,559,401
Jersey, Channel Islands — 0.1%
(b)(e)
Vita Global FinCo Ltd., Additional
Facility Term Loan, (6-mo. SONIA +
7.00%), 12.21%
,
 07/06/27 ...... GBP 1,271 1,546,681
Vita Global FinCo Ltd., Facility Term
Loan B, (6-mo. EURIBOR + 7.00%),
10.72%
,
 07/06/27 ........... EUR 2,119 2,203,431
3,750,112
Luxembourg — 0.1%
Speed Midco 3 SARL, Facility Term
Loan B, (3-mo. EURIBOR + 6.40%),
10.30%
,
 05/16/29
(b)
.......... 6,106 6,702,931
Netherlands — 0.4%
(b)
Cypher Bidco BV, Facility Term Loan
B, (6-mo. EURIBOR + 4.50%),
8.60%
,
 01/01/28
(e)
........... 5,188 5,324,024
Sigma Holdco BV, Facility Term
Loan, (6-mo. SONIA + 5.75%),
11.02%
,
 01/03/28 ........... GBP 3,364 4,199,423
Ziggo BV, Facility Term Loan H,
(1-mo. EURIBOR + 3.00%),
6.86%
,
 01/31/29 ............ EUR 9,179 9,527,998
19,051,445
Spain — 0.2%
(b)
PAX Holdco SLU, Term Loan B, (1-
mo. CME Term SOFR + 0.00%),
0.00%
,
 12/31/29 ............ 2,617 2,771,749
Promontoria Challenger I SA,
(1-mo. EURIBOR + 3.25%),
7.14%
,
 07/15/24
(e)
........... 4,518 4,861,887
7,633,636

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom — 0.6%
CD&R Firefly Bidco Ltd., Term Loan B6,
03/01/29
(b)(s)
............... GBP 960 $ 1,201,716
CML Project Horizons, Term
Loan, (3-mo. SONIA + 4.34%),
8.97%
,
 04/12/28
(b)(e)
.......... 3,756 4,721,291
EM Bidco Ltd., 2nd Lien Term Loan
 07/05/30
(b)(e)(s)
.............. 3,074 3,883,729
Ineos Quattro Holdings UK Ltd., Term
Loan B, (1-mo. EURIBOR + 4.50%),
8.33%
,
 04/02/29
(b)
........... EUR 1,940 2,065,629
Ineos US Finance LLC, Term Loan,
(1-mo. EURIBOR at 0.50% Floor +
4.00%), 7.83%
,
 11/08/27
(b)
..... 2,000 2,150,882
Market Bidco Ltd., Facility Term Loan
B1, (3-mo. EURIBOR + 4.75%),
8.65%
,
 11/04/27
(b)
........... 1,530 1,600,808
Market Bidco Ltd., Facilit y Term Loan
B2, (3-mo. SONIA + 5.50%),
10.84%
,
 11/04/27
(b)
.......... GBP 1,010 1,237,688
Mercia, Facility Term Loan A2, (3-mo.
SONIA + 2.40%), 7.62%
,
 04/09/25
(b)
(e)
...................... 4,864 6,098,895
Mercia, Term Loan A1, (3-mo. SONIA +
2.40%), 7.62%
,
 04/09/25
(b)(e)
.... 1,595 2,000,222
Mercia, Term Loan B1, (3-mo. SONIA +
0.00%), 7.62%
,
 04/09/25
(b)(e)
.... 280 351,317
25,312,177
United States — 1.1%
(b)
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR
+ 4.75%), 10.19%
,
 02/02/26
(e)
... USD 2,421 2,366,588
Alorica, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.50% Floor +
6.88%), 12.21%
,
 12/21/27
(e)
..... 2,576 2,511,134
Altar Bi dCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.40%
,
 02/01/30 2,528 2,491,611
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
10.46%
,
 12/30/27 ........... 386 382,884
Avaya, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor +
1.50%), 6.83%
,
 08/01/28 ...... 10 8,438
City Brewing Co. LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
9.08%
,
 04/05/28 ............ 583 447,728
CML Trigrams, Term Loan, (1-mo.
CME Term SOFR + 2.86%),
8.18%
,
 09/15/24
(e)
........... 2,502 2,501,383
Cotiviti Holdings, Inc., Term Loan,
02/24/31
(s)
................ 884 881,790
DirecTV Financing LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 5.00%), 10.44%
,
 08/02/27 536 535,735
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 5.25%), 10.68%
,
 12/21/28 800 747,478
ECL Entertain ment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 10.08%
,
 09/03/30 2,365 2,371,619
Security
Par (000)
Par (000) Value
United States (continued)
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(3-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.74%
,
 12/29/27
(e)
USD 945 $ 850,151
First Brands Group LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 9.06%
,
 03/30/27
(e)
EUR 1,596 1,719,445
Galaxy Universal LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00%
Floor + 6.00%), 11.46%
,
 11/12/26
(e)
USD 4,689 4,613,145
GoTo Group, Inc., Term Loan
(1-mo. CME Term SOFR + 4.75%),
10.17%, 04/30/28 ......... 1,390 1,318,369
(1-mo. CME Term SOFR + 4.75%),
10.17%, 04/30/28 ......... 1,389 1,057,563
Green Plains Operating Co. LLC, Term
Loan, (3-mo. CME Term SOFR +
8.00%), 13.67%
,
 07/20/26
(e)
..... 3,325 3,258,740
Helios Service Partners LLC, 1st Lien
Term Loan, (3-mo. CME Te rm
SOFR at 1.00% Floor + 6.50%),
12.11%
,
 03/19/27
(e)
.......... 115 114,878
Helios Service Partners LLC, 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
11.81%
,
 03/19/27
(e)
.......... 605 600,775
Helios Service Partners LLC, Delayed
Draw 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor +
6.25%), 1.00% - 11.84%
,
 03/19/27
(e)
868 862,446
Hydrofarm Holdings Group, Inc.,
Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.94%
,
 1 0/25/28
(e)
.......... 588 473,694
J&J Ventures Gaming LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.44%
,
 04/26/28 . 897 889,017
Jack Ohio Finance LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 10.19%
,
 10/04/28 462 462,061
Kronos Acquisition Holdings, Inc.,
Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
11.49%
,
 12/22/26 ........... 423 423,813
Lumen Technologies, Inc., Term Loan,
01/01/28
(e)(s)
............... 49 42,555
Maverick Gaming LLC, Facility
Term Loan B, (3-mo. CME Term
SOFR at 1.00% Floor + 7.50%),
13.10%
,
 09/03/26 ........... 765 535,245
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 11.40%
,
 01/24/30 119 95,789
Orion Group HoldCo LLC, Delayed
Draw 1st Lien Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor +
6.50%), 12.11%
,
 03/19/27
(e)
..... 515 515,050
Orion Group HoldCo LLC, Delayed
Draw Term Loan
(e)
(3-mo. CME Term SOFR at
1.00% Floor + 6.00%),
11.56%, 03/19/27 ......... 1,148 1,148,367

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(1-mo. CME Term SOFR at
1.00% Floor + 6.00%),
11.61%, 03/19/27 ......... USD 195 $ 192,129
Orion Group HoldCo LLC, Term Loan
(e)
(3-mo. CME Term SOFR at 1.00%
Cap + 6.00%), 11.56%, 03/19/27 98 98,234
(3-mo. CME Term SOFR at 1.00%
Cap + 6.00%), 11.61%, 03/19/27 19 19,193
Orion Incremental, Delayed Draw Term
Loan, 12/31/30
(e)(s)
........... 606 598,763
Quartz AcquireCo LLC, Term Loan,
(3-mo. CME Term SOFR + 3.50%),
8.81%
,
 06/28/30 ............ 976 977,315
Redstone HoldCo 2 LP, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.19%
,
 04/27/28 ........... 2,144 1,764,368
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
13.19%
,
 04/27/29 ........... 1,749 1,032,033
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 1.00% Floor + 4.00%),
9.44%
,
 03/16/27 ............ 1,397 1,399,294
Sheraton Austin, Term Loan, (1-mo.
CME Term SOFR at 0.25% Floor +
3.48%), 0.00% - 8.92%
,
 06/01/24
(e)
4, 534 4,453,388
Signal Parent, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor +
3.50%), 8.93%
,
 04/03/28 ...... 710 670,565
Vaco Holdings LLC, Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor +
5.00%), 10.43%
,
 01/21/29 ...... 960 947,559
Vinoy St. Petersburg (The), Term
Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 2.67%), 0.00% -
7.99%
,
 09/09/24
(e)
........... 4,746 4,594,557
Xerox Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
4.00%), 9.33%
,
 11/17/29 ....... 572 573,015
51,547,904
Total Floating Rate Loan Interests — 2.9%
(Cost: $136,919,598) ............................. 132,165,994
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 9.50%
,
01/17/31
(a)
....... 286 290,979
Chile — 0.0%
Empresa Nacional del Petroleo
3.75%, 08/05/26
(c)
........... 283 269,646
6.15%, 05/10/33
(a)
........... 230 231,653
501,299
Colombia — 0.0%
Ecopetrol SA, 8.38%
,
01/19/36 .... 170 171,275
Hungary — 0.0%
Magyar Export-Import Bank Zrt.,
6.00%
,
05/16/29
(c)
........... EUR 200 227,705
Security
Par (000)
Par (000) Value
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(c)
................ USD 561 $ 521,379
Mexico — 0.1%
Petroleos Mexicanos
4.25%, 01/15/25 ............ 247 240,015
8.75%, 06/02/29 ............ 540 526,669
5.95%, 01/28/31 ............ 405 324,567
6.70%, 02/16/32 ............ 348 289,710
1,380,961
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(a)
........ 202 147,081
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(c)
........... 536 530,067
Poland — 0.0%
Bank Gospodarstwa Krajowego,
6.25%
,
10/31/28
(a)
........... 200 208,760
South Korea — 0.0%
Korea National Oil Corp., 4.88%
,
04/03/28
(c)
................ 200 199,106
Total Foreign Agency Obligations — 0.1%
(Cost: $4,154,920) .............................. 4,178,612
Foreign Government Obligations
Argentina — 0.3%
Argentine Republic (The)
1.00%, 07/09/29 ............ 875 466,685
0.75%, 07/09/30
(d)
........... 8,318 4,317,381
3.62%, 07/09/35
(d)
........... 10,268 4,250,964
4.25%, 01/09/38
(d)
........... 3,485 1,613,394
10,648,424
Bahrain — 0.0%
Kingdom of Bahrain
(c)
5.45%, 09/16/32 ............ 341 312,334
7.50%, 09/20/47 ............ 263 251,905
564,239
Brazil — 0.4%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 28 5,649,858
10.00%, 01/01/27 ........... 66 13,080,412
7.13%, 05/13/54 ............ USD 465 468,720
19,198,990
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. 220 192,019
China — 0.2%
People's Republic of China, 2.29%
,
12/25/24 ................. CNY 52,430 7,246,651
Colombia — 0.4%
Republic of Colombia
4.50%, 01/28/26 ............ USD 669 652,609
3.88%, 03/22/26 ............ EUR 148 157,457
3.88%, 04/25/27 ............ USD 220 206,910
5.75%, 11/03/27 ............ COP 19,404,100 4,474,201
6.00%, 04/28/28 ............ 18,826,400 4,320,720
7.00%, 03/26/31 ............ 8,828,300 1,962,828
3.13%, 04/15/31 ............ USD 200 159,500

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia (continued)
13.25%, 02/09/33 ........... COP 20,394,300 $ 6,204,795
8.00%, 04/20/33 ............ USD 312 329,472
8.00%, 11/14/35 ............ 200 210,000
18,678,492
Costa Rica — 0.0%
Republic of Costa Rica, 7.30%
,
11/13/54
(a)
................ 229 243,384
Czech Republic — 0.2%
Czech Republic
2.75%, 07/23/29 ............ CZK 128,840 5,221,942
5.00%, 09/30/30 ............ 108,490 4,934,946
10,156,888
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
........... USD 505 501,970
4.50%, 01/30/30
(a)
........... 576 523,296
7.05%, 02/03/31
(a)
........... 165 170,878
4.88%, 09/23/32
(a)
........... 464 416,005
1,612,149
Egypt — 0.0%
Arab Republic of Egypt
7.63%, 05/29/32
(c)
........... 210 179,091
8.50%, 01/31/47
(a)
........... 268 212,725
7.50%, 02/16/61
(a)
........... 303 217,402
609,218
Guatemala — 0.0%
Republic of Guatemala
7.05%, 10/04/32
(a)
........... 200 212,250
3.70%, 10/07/33
(c)
........... 240 198,342
6.60%, 06/13/36
(a)
........... 225 229,852
640,444
Honduras — 0.0%
Republic of Honduras, 5.63%
,
06/24/30
(a)
................ 211 187,493
Hungary — 0.1%
Hungary Government Bond
6.75%, 10/22/28 ............ HUF 956,760 2,622,451
5.25%, 06/16/29
(a)
........... USD 200 198,000
5.38%, 09/12/33
(c)
........... EUR 310 352,711
5.50%, 03/26/36
(a)
........... USD 200 194,312
3,367,474
India — 0.0%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(c)
........... 273 242,543
Indonesia — 0.5%
Perusahaan Penerbit SBSN Indonesia
III, 4.40%
,
06/06/27
(a)
......... 280 275,390
Republic of Indonesia
5.50%, 04/15/26 ............ IDR 16,258,000 1,007,473
8.38%, 09/15/26 ............ 25,626,000 1,684,797
7.00%, 05/15/27 ............ 74,946,000 4,790,186
4.65%, 09/20/32 ............ USD 560 544,662
8.25%, 05/15/36 ............ IDR 74,445,000 5,247,564
7.13%, 06/15/38 ............ 98,671,000 6,355,241
19,905,313
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(c)
6.38%, 03/03/28 ............ USD 440 434,225
Security
Par (000)
Par (000) Value
Ivory Coast (continued)
5.88%, 10/17/31 ............ EUR 156 $ 155,257
589,482
Jordan — 0.0%
Hashemite Kingdom of Jordan, 4.95%
,
07/07/25
(c)
................ USD 200 194,125
Kenya — 0.0%
Republic of Kenya, 9.75%
,
02/16/31
(a)
241 246,422
Mexico — 0.2%
United Mexican States
3.75%, 01/11/28 ............ 296 281,477
8.50%, 03/01/29 ............ MXN 215 1,253,531
2.66%, 05/24/31 ............ USD 423 352,782
7.50%, 05/26/33 ............ MXN 875 4,697,710
6.35%, 02/09/35 ............ USD 553 571,318
8.50%, 11/18/38 ............ MXN 172 962,409
6.40%, 05/07/54 ............ USD 233 232,782
8,352,009
Montenegro — 0.0%
Republic of Montenegro, 2.88%
,
12/16/27
(c)
................ EUR 179 176,277
Morocco — 0.0%
Kingdom of Morocco, 5.95%
,
03/08/28
(a)
................ USD 239 241,689
Nigeria — 0.0%
Federal Republic of Nigeria, 7.63%
,
11/28/47
(c)
................. 724 563,136
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%
,
03/13/27
(c)
................ EUR 196 221,367
Oman — 0.0%
(c)
Oman Government Bond
6.50%, 03/08/47 ............ USD 252 254,047
6.75%, 01/17/48 ............ 300 307,313
Oman Sovereign Sukuk SAOC, 4.40%
,
06/01/24 ................. 241 240,096
801,456
Panama — 0.1%
Republic of Panama
7.50%, 03/01/31 ............ 593 614,126
6.40%, 02/14/35 ............ 357 336,651
8.00%, 03/01/38 ............ 323 337,858
6.85%, 03/28/54 ............ 240 216,840
1,505,475
Paraguay — 0.0%
Republic of Paraguay
(c)
2.74%, 01/29/33 ............ 200 161,875
5.60%, 03/13/48 ............ 210 190,903
352,778
Peru — 0.1%
Republic of Peru
6.35%, 08/12/28
(c)
........... PEN 4,651 1,280,404
5.94%, 02/12/29
(c)
........... 4,350 1,162,942
2.78%, 01/23/31 ............ USD 200 171,812
6.95%, 08/12/31
(c)
........... PEN 9,653 2,600,344
1.86%, 12/01/32 ............ USD 647 493,944
5,709,446

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Philippines — 0.0%
Republic of Philippines, 2.65%
,
12/10/45 ................. USD 467 $ 309,242
Poland — 0.2%
Republic of Poland
2.75%, 10/25/29 ............ PLN 38,265 8,426,673
5.50%, 04/04/53 ............ USD 332 331,904
8,758,577
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(a)
........... 266 262,259
2.88%, 03/11/29
(c)
........... EUR 353 351,201
2.50%, 02/08/30
(c)
........... 582 555,291
2.12%, 07/16/31
(c)
........... 327 288,401
1,457,152
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(c)
........... USD 621 608,774
5.00%, 01/18/53
(a)
........... 230 205,850
814,624
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(c)
317 270,441
South Africa — 0.3%
Republic of South Africa
10.50%, 12/21/26 ........... ZAR 193,916 10,503,985
4.85%, 09/30/29 ............ USD 219 196,279
5.88%, 04/20/32 ............ 424 382,130
9.00%, 01/31/40 ............ ZAR 60,280 2,342,254
8.75%, 01/31/44 ............ 26,361 970,355
5.00%, 10/12/46 ............ USD 201 134,971
14,529,974
Spain — 0.2%
Bonos y Obligaciones del Estado
(a)(c)
2.90%, 10/31/46 ............ EUR 5,530 5,314,728
3.45%, 07/30/66 ............ 4,339 4,352,234
9,666,962
Ukraine — 0.0%
Ukraine Government Bond
(g)(p)
7.75%, 09/01/25
(c)
........... USD 303 112,868
7.25%, 04/01/26
(a)
........... 742 215,551
7.75%, 09/01/26
(c)
........... 428 153,010
481,429
United Kingdom — 0.3%
U.K. Treasury Bonds
(c)
3.75%, 10/22/53 ............ GBP 4,603 5,181,251
0.50%, 10/22/61 ............ 25,517 9,986,610
15,167,861
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 ................. USD 549 579,538
Uzbekistan — 0.0%
Republic of Uzbekistan International
Bond, 7.85%
,
10/12/28
(a)
....... 224 234,290
Total Foreign Government Obligations — 3.6%
(Cost: $172,374,093) ............................. 164,717,473
Security
Shares
Shares Value
Investment Companies
Invesco S&P 500 Equal Weight ETF
(f)
94,484 $ 16,002,755
iShares 0-5 Year TIPS Bond ETF
(h)
.. 45,255 4,499,705
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(f)(h)
....... 28,418 3,095,288
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(f)(h)
......... 29,225 2,620,606
iShares Latin America 40 ETF
(f)(h)
... 86,975 2,473,569
iShares MSCI Brazil ETF
(f)(h)
....... 98,551 3,195,023
iShares MSCI Emerging Markets ETF
(h)
12,710 522,127
iShares Russell Mid-Cap Growth ETF
(f)
(h)
...................... 12,068 1,377,442
SPDR Bloomberg High Yield Bond
ETF
(f)
.................... 20,062 1,909,902
SPDR S&P Regional Banking ETF .. 8,736 439,246
VanEck Semiconductor ETF
(f)
...... 51,742 11,641,433
Total Investment Companies — 1.1%
(Cost: $44,586,295) .............................. 47,777,096
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.6%
United States — 0.6%
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average + 3.40%),
8.72%, 01/25/42
(a)(b)
.......... USD 482 497,448
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 9,491 7,603,552
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 5,471 4,769,246
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 2,344 1,468,865
MCM Trust
(e)
Series 2018-NPL2,  3.00%,
08/25/28
(a)
.............. 2,553 2,451,428
Series 2021-VFN1,  3.00%, 08/28/28 2,016 1,322,067
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A,
(1-mo. CME Term SOFR at 2.37%
Floor + 2.55%), 7.88%, 10/25/39
(a)(b)
2,879 2,893,342
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(a)(e)
.......... 6,617 6,043,072
TVC Holding, Series 2021-1,  2.38%,
02/01/51
(e)
................ 1,654 1,434,525
28,483,545
Commercial Mortgage-Backed Securities — 2.1%
Bermuda — 0.0%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 7.58%,
01/19/37
(a)(b)
............... 995 991,269
Cayman Islands — 0.1%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.25%
Floor + 3.37%), 8.70%, 12/15/34
(a)(b)
1,913 1,811,888

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States — 2.0%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class D, 4.14%,
08/10/35
(a)(b)
............... USD 1,182 $ 1,084,414
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (1-mo. CME Term
SOFR at 3.10% Floor + 3.21%),
8.54%, 04/15/34
(a)(b)
.......... 1,364 868,202
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 428 277,971
BAMLL Commercial Mortgage
Securities Trust
(a)(b)
Series 2015-200P, Class D, 3.60%,
04/14/33 ............... 255 240,977
Series 2018-DSNY, Class A, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.15%), 6.47%, 09/15/34 ... 590 589,930
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class M6, (1-mo.
CME Term SOFR at 1.05% Floor
and 10.80% Cap + 1.16%),
6.49%, 11/25/35 .......... 95 91,769
Series 2006-3A, Class M1, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.62%), 5.95%, 10/25/36 ... 102 96,267
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (1-mo.
CME Term SOFR at 0.75% Floor
+ 0.86%), 6.19%, 04/15/36 ... 452 448,805
Series 2021-SSCP, Class B, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 6.54%, 04/15/36 ... 1,161 1,138,063
Series 2021-SSCP, Class C, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.46%), 6.79%, 04/15/36 ... 1,446 1,417,937
Series 2021-SSCP, Class D, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.71%), 7.04%, 04/15/36 ... 1,329 1,292,971
Series 2021-SSCP, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.21%), 7.54%, 04/15/36 ... 1,151 1,106,049
Series 2021-SSCP, Class F, (1-mo.
CME Term SOFR at 2.90% Floor
+ 3.01%), 8.34%, 04/15/36 ... 1,100 1,058,871
Series 2021-SSCP, Class G, (1-mo.
CME Term SOFR at 3.80% Floor
+ 3.91%), 9.24%, 04/15/36 ... 1,245 1,181,464
Series 2021-SSCP, Class H, (1-mo.
CME Term SOFR at 4.90% Floor
+ 5.02%), 10.34%, 04/15/36 .. 882 835,597
BHMS
(a)(b)
Series 2018-ATLS, Class A, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.55%), 6.87%, 07/15/35 ... 1,722 1,719,628
Series 2018-ATLS, Class C, (1-mo.
CME Term SOFR at 1.90% Floor
+ 2.20%), 7.52%, 07/15/35 ... 653 638,760
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class A, (1-mo.
CME Term SOFR at 1.77% Floor +
1.77%), 7.09%, 05/15/39
(a)(b)
.... 554 554,662
BWAY Mortgage Trust, Series 2013-
1515, Class D, 3.63%, 03/10/33
(a)
. 1,000 870,368
Security
Par (000)
Par (000) Value
United States (continued)
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class J, (1-mo.
CME Term SOFR at 2.76% Floor
+ 2.76%), 8.09%, 10/15/36 ... USD 1,542 $ 1,520,380
Series 2020-VKNG, Class G, (1-mo.
CME Term SOFR at 3.25% Floor
+ 3.36%), 8.69%, 10/15/37 ... 329 319,317
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 6.35%, 02/15/33 ... 4,847 4,763,077
Series 2021-NWM, Class B, (1-mo .
CME Term SOFR at 2.15% Floor
+ 2.26%), 7.59%, 02/15/33 ... 2,843 2,805,616
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 9.69%, 02/15/33 ... 1,877 1,872,457
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 8.24%, 06/15/38 ... 2,068 2,040,759
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 8.24%, 05/15/38 ... 1,590 1,567,651
Series 2021-XL2, Class A, (1-mo.
CME Term SOFR at 0.69% Floor
+ 0.80%), 6.13%, 10/15/38 ... 565 561,095
Series 2021-XL2, Class F, (1-mo .
CME Term SOFR at 2.24% Floor
+ 2.36%), 7.68%, 10/15/38 ... 2,848 2,819,280
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 6.69%, 03/15/41 ... 1,523 1,523,767
BX Trust
(a)(b)
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 3,052 2,633,538
Series 2021-ARIA, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.68%, 10/15/36 ... 2,038 1,996,017
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.69%, 01/15/34 ... 631 623,380
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.44%, 01/15/34 ... 983 967,604
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.74%, 04/15/29 ... 1,638 1,638,000
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (1-mo.
CME Term SOFR at 2.15% Floor +
2.45%), 7.77%, 12/15/37
(a)(b)
.... 335 334,599
Cold Storage Trust, Series 2020-ICE5,
Class A, (1-mo. CME Term SOFR
at 0.90% Floor + 1.01%), 6.33%,
11/15/37
(a)(b)
............... 1,434 1,431,046
Credit Suisse Mortgage Capital
Certificates
(a)
Series 2019-ICE4, Class C, (1-mo.
CME Term SOFR at 1.43% Floor
+ 1.48%), 6.80%, 05/15/36
(b)(c)
. 470 469,390
Series 2019-ICE4, Class D, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.65%), 6.97%, 05/15/36
(b)
.. 1,565 1,564,423
Series 2019-ICE4, Cla ss E, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.20%), 7.52%, 05/15/36
(b)
.. 1,390 1,388,475

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-ICE4, Class F, (1-mo.
CME Term SOFR at 2.65% Floor
+ 2.70%), 8.02%, 05/15/36
(b)
.. USD 2,078 $ 2,071,948
Series 2020-NET, Class A, 2.26%,
08/15/37 ............... 1,037 963,483
CSAIL Commercial Mortgage Trust,
Series 2016-C5, Class C, 4.64%,
11/15/48
(b)
................ 166 154,430
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.23%), 10.55%, 10/15/37 .. 238 221,872
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 8.76%, 02/15/25
(e)
.. 2,798 2,679,899
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 1.10%), 6.42%, 05/15/35 ... 192 191,381
Series 2018-BIOD, Class D, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.60%), 6.92%, 05/15/35 ... 480 475,659
Series 2018-BIOD, Class F, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.30%), 7.62%, 05/15/35 ... 1,719 1,680,887
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class F, (1-mo.
CME Term SOFR at 2.67% Floor +
2.78%), 8.11%, 11/15/38
(a)(b)
..... 1,459 1,444,075
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.69%, 07/15/38 ... 2,877 2,873,566
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 8.29%, 07/15/38 ... 2,011 2,008,220
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (1-mo.
CME Term SOFR at 2.35% Floor +
2.46%), 7.79%, 02/15/38
(a)(b)
.... 270 50,165
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 3.05%), 8.38%, 11/15/36 ... 2,822 2,757,461
Series 2021-IP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 6.39%, 10/15/36 ... 357 351,909
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 6.59%, 05/15/26 ... 381 354,310
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 7.52%, 08/15/39 ... 324 326,276
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 1,202 1,019,431
Hudson Yards Mortgage Trust, Series
2016-10HY, Class E, 2.98%,
08/10/38
(a)(b)
............... 315 280,699
Independence Plaza Trust, Series
2018-INDP, Class B, 3.91%,
07/10/35
(a)
................ 528 500,792
Security
Par (000)
Par (000) Value
United States (continued)
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2018-WPT, Class DFL, (1-
mo. CME Term SOFR at 2.61%
Floor + 2.49%), 7.81%, 07/05/33 USD 438 $ 360,269
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.56%), 7.89%, 04/15/38 ... 1,975 1,954,337
Series 2021-MHC, Class F, (1-m o.
CME Term SOFR at 2.95% Floor
+ 3.06%), 8.39%, 04/15/38 ... 866 856,684
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.50%, 09/15/39 ... 429 430,205
Series 2022-OPO, Class C, 3.45%,
01/05/39 ............... 700 563,729
LUXE Trust, Series 2021-TRIP, Class
E, (1-mo. CME Term SOFR at
2.75% Floor + 2.86%), 8.19%,
10/15/38
(a)(b)
............... 344 344,228
Med Trust
(a)(b)
Series 2021-MDLN, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 6.39%, 11/15/38 ... 379 378,232
Series 2021-MDLN, Class F, (1-mo.
CME Term SOFR at 4.00% Floor
+ 4.11%), 9.44%, 11/15/38 ... 3,618 3,610,958
Series 2021-MDLN, Class G, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.36%), 10.69%, 11/15/38 .. 3,891 3,883,351
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 7.54%, 04/15/38 ... 2,137 2,121,181
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 8.04%, 04/15/38 ... 245 242,225
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor +
2.86%), 8.19%, 07/15/38
(a)(b)
.... 870 857,728
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C24, Class
C, (1-mo. LIBOR USD + 0.00%),
4.3 2%, 05/15/48
(b)
........... 176 158,871
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............... 552 488,925
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor +
3.46%), 8.79%, 07/15/3 8
(a)(b)
.... 414 269,889
SREIT Trust
(a)(b)
Series 2021-MFP, Class A, (1-mo.
CME Term SOFR at 0.73% Floor
+ 0.85%), 6.17%, 11/15/38 ... 368 365,741
Series 2021-MFP, Class F, (1-mo.
CME Term SOFR at 2.62% Floor
+ 2.74%), 8.06%, 11/15/38 ... 2,082 2,067,457
Series 2021-MFP2, Class F, (1-mo.
CME Term SOFR at 2.62% Floor
+ 2.73%), 8.06%, 11/15/36 ... 1,014 995,863
STWD Trust, Series 2021-FLWR,
Class E, (1-mo. CME Term SOFR
at 1.92% Floor + 2.04%), 7.36%,
07/15/36
(a)(b)
............... 724 713,399

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. USD 321 $ 284,918
VNDO Trust, Series 2016-350P, Class
D, 3.90%, 01/10/35
(a)(b)
........ 583 527,359
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 886 857,128
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 454 399,506
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)
.............. 590 515,716
92,006,938
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
(b)
Benchmark Mortgage Trust, Series
2021-B23, Class XA, 1.27%,
02/15/54 ................. 14,082 830,714
GS Mortgage Securities Trust, Series
2020-GSA2, Class XA, 1.71%,
12/12/53
(a)
................ 1,472 119,365
Wells Fargo Commercial Mortgage
Trust
Series 2020-C58, Class XA, 1.80%,
07/15/53 ............... 7,903 682,529
Series 2021-C59, Class XA, 1.52%,
04/15/54 ............... 6,361 470,944
2,103,552
Total Non-Agency Mortgage-Backed Securities — 2.8%
(Cost: $134,084,529) ............................. 125,397,192
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(e)(g)(t)
............. 7,220 6,222,503
Total Other Interests — 0.1%
(Cost: $7,284,549) ................................ 6,222,503
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
(b)(q)
Citigroup, Inc., Series Y , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 4.15% 202 186,069
USB Capital IX , (3-mo. CME Term
SOFR at 3.50% Floor + 1.28%),
6.60% ................... 900 734,325
920,394
Total Capital Trusts — 0.0%
(Cost: $1,007,491) .............................. 920,394
Security
Shares
Shares Value
Preferred Stocks — 2.3%
Brazil — 0.2%
Bradespar SA (Preference) ....... 16,180 $ 66,618
Cia Energetica de Minas Gerais
(Preference) ............... 93,194 233,756
Neon Payments Ltd.
(e)(g)
......... 10,763 6,553,591
Petroleo Brasileiro SA (Preference) .. 186,518 1,394,590
8,248,555
China — 0.3%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $9,000,423)
(e)(g)(i)
.. 82,140 13,142,400
Germany — 0.1%
Dr. Ing h c F Porsche AG (Preference)
(a)
17,927 1,782,981
FUCHS SE (Preference) ......... 3,191 158,092
Volkswagen AG (Preference) ...... 5,905 783,145
Volocopter GmbH, (Acquired 03/03/21,
cost $7,547,351)
(e)(g)(i)
......... 1,420 3,921,407
6,645,625
India — 0.0%
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$4,447,311)
(e)(g)(i)
............ 1,380 —
Israel — 0.1%
(e)(g)(i)
Deep Instinct Ltd., Series D-2,
(Acquired 03/19/21, cost
$3,888,688) ............... 639,810 3,019,903
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost
$2,474,803) ............... 351,019 1,902,523
4,922,426
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $804,100)
(e)
(g)(i)
...................... 6,817 —
United Kingdom — 0.1%
10X Future Technologies Holdings Ltd.,
Series D, (Acquired 12/19/23, cost
$6,197,921)
(e)(g)(i)
............ 163,645 3,160,132
United States — 1.5%
Breeze Aviation Group, Inc., Series
B, (Acquired 07/30/21, cost
$ 3,775,369)
(e)(g)(i)
............ 4,133 701,246
Bright Machinery Manufacturing Group,
Inc., Series C-1
(e)(g)
........... 496,892 581,364
Bright Machines, Inc., Series C
(e)(g)
.. 238,542 1,431,319
Caresyntax, Inc., Series C-2
(e)(g)
.... 15,067 1,440,706
Caresyntax, Inc., Series C-3
(e)(g)
.... 2,170 175,423
Databricks, Inc., Series F, (Acquired
10/22/19, cost $3,030,009)
(e)(g)(i)
.. 211,650 17,209,262
Databricks, Inc., Series G, (Acquired
08/01/22, cost $3,419,476)
(e)(g)(i)
.. 57,837 4,702,726
Dream Finders Homes, Inc., 9.00%
(e)(q)
8,429 8,102,376
Exo Imaging, Inc., Series C, (Acquired
06/24/21, cost $2,122,371)
(e)(g)(i)
.. 362,303 1,043,433
GM Cruise Holdings LLC, Series
G, (Acquired 03/25/21, cost
$2,563,091)
(e)(g)(i)
............ 97,271 876,412
Insightful Corp., Series D
(e)(g)
...... 1,558,289 534,181
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $3,136,443)
(e)(g)(i)
.. 1,719,824 4,075,983
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $677,436)
(e)(g)(i)
... 113,119 268,092
Lessen Holdings, Inc., Series B
(e)(g)
.. 252,164 1,578,547

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $2,878,751)
(e)(g)(i)
.. 336,696 $ 2,326,569
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $596,540)
(e)(g)(i)
... 29,827 308,710
Lookout, Inc., Series F, (Acquired
10/22/14, cost $7,673,753)
(e)(g)(i)
.. 671,775 1,854,099
MNTN Digital, Series D, (Acquired
11/05/21, cost $1,673,918)
(e)(g)(i)
.. 72,889 981,815
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $ 1,646,873)
(e)(g)(i)
.. 2,397 —
New York Community Bancorp, Inc.,
Series C, (Acquired 03/11/24, cost
$1,470,000)
(g)(i)
............. 735 1,470,000
Noodle Partners, Inc., Series
C, (Acquired 08/26/21, cost
$2,167,122)
(e)(g)(i)
............ 242,823 883,876
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $1,355,632)
(e)(g)(i)
.. 51,690 1,543,980
RapidSOS, Inc., Series C-1
(e)(g)
..... 1,308,937 1,230,401
Relativity Space, Inc., Series
E, (Acquired 05/27/21, cost
$2,333,656)
(e)(g)(i)
............ 102,196 2,163,489
SambaNova Systems, Inc., Series
C, (Acquired 02/19/20, cost
$3,134,750)
(e)(g)(i)
............ 58,878 3,981,919
SambaNova Systems, Inc., Series
D, (Acquired 04/09/21, cost
$1,780,353)
(e)(g)(i)
............ 18,737 1,267,183
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $839,659)
(e)(g)(i)
... 55,904 425,988
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$2,149,052)
(e)(g)(i)
............ 360,289 1,102,484
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$292,552)
(e)(g)(i)
.............. 44,138 140,359
Verge Genomics, Series B, (Acquired
11/05/21, cost $2,013,552)
(e)(g)(i)
.. 378,004 2,445,686
Verge Genomics, Series C, (Acquired
09/06/23, cost $321,734)
(e)(g)(i)
... 44,740 322,128
Volato Group, Inc., Class A , (Acquired
12/03/23, cost $155)
(e)(g)(i)
...... 20,735 58,058
Wells Fargo & Co., Series L, 7.50%
(o)(q)
1,367 1,666,851
Zero Mass Water, Inc., Series
C-1, (Acquired 05/07/20, cost
$2,397,628)
(e)(g)(i)
............ 152,099 2,003,144
Zero Mass Water, Inc., Series D,
(Acquired 07/05/22, cost $449,221)
(e)
(g)(i)
...................... 10,967 245,661
69,143,470
Total Preferred Stocks — 2.3%
(Cost: $113,915,482) ............................. 105,262,608
Security
Shares
Shares Value
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII,
11.95%, 10/30/40
(b)(f)
.......... 110,488 $ 3,256,081
Total Trust Preferreds — 0.1%
(Cost: $3,055,236) .............................. 3,256,081
Total Preferred Securities — 2.4%
(Cost: $117,978,209) ............................. 109,439,083
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series KL06, Class XFX,
1.36% ,  12/25/29 ........ USD 2,207 114,511
Series KW09, Class X1,
0.80% ,  05/25/29 ........ 14,989 453,866
568,377
Mortgage-Backed Securities — 1.8%
Uniform Mortgage-Backed Securities,
3.50%, 04/25/54
(u)
........... 91,845 82,189,754
Total U.S. Government Sponsored Agency Securities
—
1.8%
(Cost: $83,466,802) .............................. 82,758,131
U.S. Treasury Obligations
U.S. Treasury Notes
4.25%, 12/31/24
(k)
........... 19,545 19,409,758
4.00%, 12/15/25
(v)(w)
.......... 32,462 32,062,565
4.63%, 09/30/28 ............ 16,622 16,861,590
Total U.S. Treasury Obligations — 1.5%
(Cost: $68,306,291) .............................. 68,333,913
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(g)
.................. 21,152 10,897
Israel — 0.0%
(g)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(e)(i)
......... 24,748 3,712
Innovid Corp., Class A (Issued/
Exercisable 01/28/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 10,869 489
4,201

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom — 0.0%
10X Future Technologies Holdings
Ltd., (Acquired 12/19/23, cost $0)
(Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30, Strike Price GBP 0.01)
(e)(g)
(i)
....................... 197,161 $ 340,920
United States — 0.0%
(g)
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 68,498 7
Caresyntax, Inc. (Issued/Exercisable
06/14/23, 1 Share for 1 Warrant,
Expires 06/21/33, Strike Price USD
0.01)
(e)
................... 1,710 163,493
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(e)
.......... 42,220 —
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(e)
.......... 90,780 3,668
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 38,021 7,186
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 28,141 394
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 28,921 292
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 76,842 77
New York Community Bancorp, Inc.,
(Acquired 03/11/24, cost $0) (Issued/
Exercisable 03/11/24, 1 Share for
1 Warrant, Expi res 03/11/31, Strike
Price USD 2.50)
(i)
............ 441 —
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 50,071 160
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warr ant,
Expires 09/24/26, Strike Price USD
11.50) ................... 59,602 3,040
RapidSOS, Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(e)
................... 725,761 674,958
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 01/15/21,
1 Share for 1 Warrant, Expires
06/15/27, Strike Price USD 11.50) 30,984 1,580
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 11/19/26, Strike
Price U SD 12.50)
(e)
.......... 84,405 1
Security
Shares
Shares Value
United States (continued)
Volato Group, Inc., (Acquired 12/03/23,
cost $77,370) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(e)(i)
................. 51,838 $ 5,702
860,558
Total Warrants — 0.0%
(Cost: $919,320) ................................ 1,216,576
Total Long-Term Investments — 93.1%
(Cost: $3,901,759,095) ........................... 4,249,276,804
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.9%
Brazil — 0.8%
Federative Republic of Brazil Treasury
Bills
(x)
11.83%, 04/01/24 ........... BRL 61 12,221,287
10.05%, 07/01/24 ........... 123 23,859,540
36,080,827
Mexico — 0.1%
United Mexican States Treasury Bills,
11.82%
,
10/03/24
(x)
.......... MXN 8,565 4,870,748
Total Foreign Government Obligations — 0.9%
(Cost: $40,232,927) .............................. 40,951,575
Shares
Shares
Money Market Funds — 8.0%
(h)(y)
BlackRock Cash Funds: Institutional,
SL Agency Shares, 5.50%
(z)
..... 82,779,197 82,820,586
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.19% ...... 280,226,271 280,226,271
Total Money Market Funds — 8.0%
(Cost: $ 363,046,857) ............................. 363,046,857
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills, 5.34% ,  05/09/24
(x)
USD 371 368,937
Total U.S. Treasury Obligations — 0.0%
(Cost: $368,961) ................................ 368,937
Total Short-Term Securities — 8.9%
(Cost: $403,648,745) ............................. 404,367,369

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Total Options Purchased — 0.4%
(Cost: $23,482,397 ) .............................. $ 20,924,651
Total Investments Before Options Written, TBA Sale
Commitments and Investments Sold Short — 102.4%
(Cost: $4,328,890,237) ........................... 4,674,568,824
Total Options Written — (0.2)%
(Premiums Received — $(11,451,488)) ................ (10,248,644)
TBA Sale Commitments
Uniform Mortgage-Backed Securities,
3.50%, 04/25/54
(u)
........... USD (25,395) (22,725,385)
Total TBA Sale Commitments — (0.5)%
(Proceeds: $(22,938,801)) ......................... (22,725,385)
Shares
Shares
Investments Sold Short
Common Stocks
United States — (0.1)%
Marriott International, Inc., Class A .. (8,627) (2,176,678)
Total Common Stocks — (0.1)%
(Proceeds: $(1,668,874)) .......................... (2,176,678)
Total Investments Sold Short — (0.1)%
(Proceeds: $(1,668,874) ) .......................... (2,176,678)
Total Investments Net of Options Written, TBA Sale
Commitments and Investments Sold Short — 101.6%
(Cost: $4,292,831,074) ........................... 4,639,418,117
Liabilities in Excess of Other Assets — (1.6)% ............ (75,274,410)
Net Assets — 100.0% .............................. $ 4,564,143,707
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
All or a portion of this security is on loan.
(g)
Non-income producing security.
(h)
Affiliate of the Fund.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $120,271,001, representing 2.64% of its net assets as of period end, and an original cost of $133,347,336.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
All or a portion of the security is held by a wholly-owned subsidiary.
(l)
Investment does not issue shares.
(m)
Rounds to less than 1,000.
(n)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)
Convertible security.
(p)
Issuer filed for bankruptcy and/or is in default.
(q)
Perpetual security with no stated maturity date.
(r)
Zero-coupon bond.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(u)
Represents or includes a TBA transaction.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(x)
Rates are discount rates or a range of discount rates as of period end.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(y)
Annualized 7-day yield as of period end.
(z)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Par/Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 82,822,461
(a)
$ — $ (1,875) $ — $ 82,820,586 82,779,197 $ 75,384
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 343,903,917 — (63,677,646)
(a)
— — 280,226,271 280,226,271 4,397,059 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 92,083,676 — (92,069,521)
(a)
(14,805) 650 — — — —
Bio City Development Co. BV,
8.00%, 07/06/24 ....... 909,500 — — — (53,500) 856,000 21,400,000 — —
iShares 0-5 Year TIPS Bond
ETF ................ 4,461,690 — — — 38,015 4,499,705 45,255 — —
iShares iBoxx $ Investment
Grade Corporate Bond ETF 3,144,736 — — — (49,448) 3,095,288 28,418 22,218 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 2,602,779 — — — 17,827 2,620,606 29,225 22,006 —
iShares Latin America 40 ETF 2,527,493 — — — (53,924) 2,473,569 86,975 — —
iShares MSCI Brazil ETF ... 3,445,343 — — — (250,320) 3,195,023 98,551 — —
iShares MSCI Emerging
Markets ETF .......... 511,069 — — — 11,058 522,127 12,710 — —
iShares Russell Mid-Cap
Growth ETF .......... 1,260,623 — — — 116,819 1,377,442 12,068 1,425 —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/28 ....... 2 — — — (2) — 14,448,961 — —
Quintis Australia Pty. Ltd.,
13.51%, 10/01/26 ...... 9,890,344 — — — (6,338,474) 3,551,870 16,144,865 — —
Quintis HoldCo Pty. Ltd. .... 52 — — — (2) 50 7,642,509 — —
$ (16,680) $ (6,561,301) $ 385,238,537 $ 4,518,092 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 201 04/25/24 $ 9,038 $ 41,266
Euro-Bobl ............................................................... 1,922 06/06/24 245,197 801,473
Euro-BTP ............................................................... 77 06/06/24 9,886 164,940
Euro-Bund .............................................................. 911 06/06/24 131,090 918,140
Euro-OAT ............................................................... 194 06/06/24 26,826 138,682
Euro-Schatz ............................................................. 261 06/06/24 29,763 (4,861)
SGX Nikkei 225 Index ....................................................... 362 06/13/24 96,548 1,277,458
Australia 10-Year Bond ...................................................... 791 06/17/24 60,090 211,712
U.S. Treasury Long Bond ..................................................... 301 06/18/24 36,252 803,711
U.S. Treasury Ultra Bond ..................................................... 230 06/18/24 29,670 325,869
EURO STOXX Banks Price Index ............................................... 499 06/21/24 3,649 279,461
MSCI Emerging Markets E-Mini Index ............................................ 140 06/21/24 7,343 (70,885)
Russell 2000 E-Mini Index .................................................... 27 06/21/24 2,897 77,780
S&P 500 E-Mini Index ....................................................... 136 06/21/24 36,098 46,332
Long Gilt ................................................................ 201 06/26/24 25,354 491,139
U.S. Treasury 5-Year Note .................................................... 5,440 06/28/24 582,165 (267,691)
5,234,526
Short Contracts
Euro-Buxl ............................................................... 22 06/06/24 3,223 (59,993)
Japan 10-Year Bond ........................................................ 87 06/13/24 83,839 (205,225)
SGX Nikkei 225 Index ....................................................... 37 06/13/24 4,932 (57,961)
U.S. Treasury 10-Year Note ................................................... 1,355 06/18/24 150,130 (159,932)
U.S. Treasury 10-Year Ultra Note ............................................... 4,145 06/18/24 475,056 (3,967,402)
S&P/TSX 60 Index ......................................................... 26 06/20/24 5,150 (88,635)
DAX Index .............................................................. 5 06/21/24 2,533 (105,403)
EURO STOXX 50 Index ..................................................... 468 06/21/24 25,501 (558,869)
FTSE 100 Index ........................................................... 49 06/21/24 4,939 (128,253)
NASDAQ 100 E-Mini Index ................................................... 79 06/21/24 29,191 (406,805)
U.S. Treasury 2-Year Note .................................................... 4,994 06/28/24 1,021,195 1,156,616
(4,581,862)
$ 652,664
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 9,186,080 BRL 45,787,098 HSBC Bank plc 04/05/24 $ 59,702
USD 7,433,908 CNY 52,661,805 JPMorgan Chase Bank NA 04/29/24 175,786
CLP 41,238,840 USD 41,657 Citibank NA 05/16/24 379
CLP 302,418,160 USD 306,637 Credit Agricole Corporate & Investment Bank SA 05/16/24 1,624
HUF 47,627 EUR 120 Deutsche Bank AG 05/16/24 —
HUF 349,354 EUR 880 Goldman Sachs International 05/16/24 3
PEN 504,000 USD 135,364 Deutsche Bank AG 05/16/24 5
USD 1,977 AUD 3,000 Deutsche Bank AG 05/16/24 20
USD 14,477 AUD 22,000 JPMorgan Chase Bank NA 05/16/24 122
USD 11,007,535 BRL 54,786,874 Goldman Sachs International 05/16/24 130,263
USD 617,079 CHF 548,000 Deutsche Bank AG 05/16/24 6,438
USD 7,225,829 CZK 168,161,137 BNP Paribas SA 05/16/24 57,066
USD 180,000 EUR 164,883 Citibank NA 05/16/24 1,801
USD 5,892,980 EUR 5,383,161 Deutsche Bank AG 05/16/24 75,070
USD 9,941,403 IDR 155,939,341,062 UBS AG 05/16/24 129,230
USD 1,314,832 PEN 4,858,000 BNP Paribas SA 05/16/24 10,025
USD 3,639,800 PEN 13,382,000 Citibank NA 05/16/24 45,538
USD 1,237,229 SEK 13,079,000 HSBC Bank plc 05/16/24 13,133
USD 814,000 TWD 25,799,730 JPMorgan Chase Bank NA 05/16/24 6,799

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 913,179 ZAR 17,242,000 Bank of America NA 05/16/24 $ 6,080
USD 9,000,221 ZAR 170,480,006 State Street Bank and Trust Co. 05/16/24 31,293
COP 12,041,046,000 USD 2,743,460 BNP Paribas SA 05/17/24 347,670
BRL 77,510,598 EUR 14,093,861 HSBC Bank plc 06/20/24 83,505
EUR 20,276,509 CHF 19,311,621 JPMorgan Chase Bank NA 06/20/24 342,149
MXN 262,666,898 EUR 14,042,379 Bank of New York Mellon 06/20/24 403,051
MXN 99,899,217 USD 5,872,107 Barclays Bank plc 06/20/24 61,680
USD 10,399,644 BRL 52,193,735 Goldman Sachs International 06/20/24 71,415
USD 13,566,276 GBP 10,689,851 Bank of America NA 06/20/24 68,386
USD 9,274,053 GBP 7,249,915 Bank of New York Mellon 06/20/24 119,711
USD 45,314,539 GBP 35,416,814 Barclays Bank plc 06/20/24 594,342
USD 40,717,750 HKD 317,700,246 HSBC Bank plc 06/20/24 33,617
USD 2,999 IDR 46,738,348 BNP Paribas SA 06/20/24 61
USD 786,868 INR 65,346,269 Morgan Stanley & Co. International plc 06/20/24 5,139
USD 18,005,472 NOK 188,909,814 HSBC Bank plc 06/20/24 571,703
ZAR 196,664,462 EUR 9,522,933 Toronto Dominion Bank 06/20/24 8,061
COP 8,718,797,920 USD 2,047,027 Barclays Bank plc 08/15/24 159,737
COP 22,419,766,080 USD 5,184,840 BNP Paribas SA 08/15/24 489,693
COP 31,961,000,000 USD 7,683,197 BNP Paribas SA 10/23/24 323,290
COP 16,156,905,000 USD 3,895,107 HSBC Bank plc 02/24/25 85,421
4,519,008
BRL 45,787,098 USD 9,190,690 HSBC Bank plc 04/02/24 (61,389)
BRL 12,536,000 USD 2,513,232 UBS AG 04/02/24 (13,730)
USD 11,207,093 BRL 58,323,098 JPMorgan Chase Bank NA 04/02/24 (421,708)
USD 10,012,981 COP 39,332,491,316 Citibank NA 04/19/24 (131,891)
USD 3,092,840 COP 12,041,046,000 BNP Paribas SA 04/22/24 (11,354)
USD 9,650,583 COP 37,827,390,000 Citibank NA 04/22/24 (101,356)
AUD 1,864,000 USD 1,228,096 Goldman Sachs International 05/16/24 (11,869)
CLP 595,409,000 USD 611,743 Standard Chartered Bank 05/16/24 (4,831)
EUR 1,489,000 GBP 1,276,599 HSBC Bank plc 05/16/24 (2,400)
EUR 1,141,000 USD 1,237,635 Barclays Bank plc 05/16/24 (4,487)
GBP 977,000 USD 1,234,960 Morgan Stanley & Co. International plc 05/16/24 (1,538)
HUF 137,881,060 USD 379,758 Deutsche Bank AG 05/16/24 (3,090)
HUF 1,011,127,771 USD 2,782,611 Goldman Sachs International 05/16/24 (20,381)
INR 193,231,280 USD 2,328,396 BNP Paribas SA 05/16/24 (14,036)
INR 26,349,720 USD 317,374 Citibank NA 05/16/24 (1,779)
JPY 92,700,000 USD 618,724 Barclays Bank plc 05/16/24 (2,104)
JPY 121,740,334 USD 814,000 Commonwealth Bank of Australia 05/16/24 (4,210)
KRW 739,014,960 USD 557,514 Barclays Bank plc 05/16/24 (8,560)
KRW 5,419,443,040 USD 4,087,678 Citibank NA 05/16/24 (62,013)
MYR 23,087,428 USD 4,904,289 Barclays Bank plc 05/16/24 (57,788)
NOK 2,059,257 EUR 179,880 JPMorgan Chase Bank NA 05/16/24 (4,517)
NOK 15,106,398 EUR 1,319,120 State Street Bank and Trust Co. 05/16/24 (32,649)
PLN 2,042,544 USD 517,324 Deutsche Bank AG 05/16/24 (6,171)
PLN 14,978,659 USD 3,788,714 State Street Bank and Trust Co. 05/16/24 (40,260)
RON 879,480 USD 192,571 Barclays Bank plc 05/16/24 (1,798)
RON 6,449,520 USD 1,411,808 Goldman Sachs International 05/16/24 (12,803)
THB 25,319,730 USD 713,970 Barclays Bank plc 05/16/24 (17,490)
THB 185,678,020 USD 5,235,529 HSBC Bank plc 05/16/24 (128,009)
USD 1,701,584 COP 6,749,909,491 BNP Paribas SA 05/16/24 (31,530)
USD 2,294,412 COP 9,012,432,079 JPMorgan Chase Bank NA 05/16/24 (19,629)
USD 12,480,922 COP 49,499,336,267 Morgan Stanley & Co. International plc 05/16/24 (228,577)
USD 2,893,885 MXN 49,406,782 State Street Bank and Trust Co. 05/16/24 (57,155)
USD 405,689 PEN 1,516,000 Goldman Sachs International 05/16/24 (1,493)
ZAR 47,507,108 USD 2,503,708 Morgan Stanley & Co. International plc 05/16/24 (4,365)
AUD 106,685,203 USD 70,613,762 BNP Paribas SA 06/20/24 (936,230)
BRL 22,000,000 USD 4,383,684 Goldman Sachs International 06/20/24 (30,268)
CAD 40,912,829 USD 30,360,838 BNP Paribas SA 06/20/24 (122,009)
CAD 31,614,383 USD 23,455,789 State Street Bank and Trust Co. 06/20/24 (89,477)
CHF 44,704,718 USD 51,470,221 BNP Paribas SA 06/20/24 (1,458,547)
CNY 262,388,764 USD 36,769,726 JPMorgan Chase Bank NA 06/20/24 (505,855)
DKK 113,725,781 USD 16,747,321 HSBC Bank plc 06/20/24 (231,272)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 31,405,592 USD 34,444,356 Citibank NA 06/20/24 $ (452,516)
EUR 46,913,872 USD 51,444,682 Royal Bank of Canada 06/20/24 (667,456)
EUR 4,665,707 USD 5,115,080 UBS AG 06/20/24 (65,152)
GBP 7,275,050 EUR 8,488,952 JPMorgan Chase Bank NA 06/20/24 (1,937)
HUF 1,668,498,599 USD 4,569,304 HSBC Bank plc 06/20/24 (18,883)
JPY 4,312,140,205 EUR 27,022,198 UBS AG 06/20/24 (410,088)
JPY 1,333,866,308 USD 8,985,169 Goldman Sachs International 06/20/24 (64,954)
JPY 20,890,836,608 USD 143,618,129 JPMorgan Chase Bank NA 06/20/24 (3,910,910)
KRW 21,708,524,542 USD 16,583,166 BNP Paribas SA 06/20/24 (428,789)
NOK 220,504,724 CHF 18,246,902 Morgan Stanley & Co. International plc 06/20/24 (63,473)
NZD 3,796,841 USD 2,335,444 Morgan Stanley & Co. International plc 06/20/24 (66,904)
PLN 28,615,906 USD 7,298,032 HSBC Bank plc 06/20/24 (139,930)
SEK 150,812,332 USD 14,792,824 Morgan Stanley & Co. International plc 06/20/24 (656,757)
SGD 11,263,938 USD 8,493,329 BNP Paribas SA 06/20/24 (120,808)
THB 156,543,578 EUR 4,017,131 Citibank NA 06/20/24 (29,090)
TWD 479,857,712 USD 15,339,249 BNP Paribas SA 06/20/24 (287,663)
ZAR 175,522,435 USD 9,340,075 BNP Paribas SA 06/20/24 (133,785)
TRY 19,269,719 USD 481,281 Barclays Bank plc 12/04/24 (31,027)
TRY 44,749,281 USD 1,150,847 Goldman Sachs International 12/04/24 (105,241)
TRY 27,061,000 USD 632,671 BNP Paribas SA 12/06/24 (1,724)
(12,557,705)
$ (8,038,697)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Up and Out Bank of America NA 05/01/24 JPY 152.50 JPY 156.50 USD 9,956 $ 18,649
Put
EUR Currency ............... One-Touch Bank of America NA 04/12/24 USD 1.06 USD 1.06 EUR 991 56,159
$ 74,808
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 1,946 04/05/24 USD 527.00 USD 101,789 $ 270,494
SPDR S&P 500 ETF Trust ...................... 2,372 04/05/24 USD 530.00 USD 124,072 141,133
SPDR S&P 500 ETF Trust ...................... 2,388 04/05/24 USD 529.00 USD 124,909 193,428
SPDR S&P 500 ETF Trust ...................... 1,946 04/12/24 USD 528.00 USD 101,789 495,257
CBOE Volatility Index ......................... 306 04/17/24 USD 18.00 USD 398 9,180
CBOE Volatility Index ......................... 535 04/17/24 USD 20.00 USD 696 12,038
Adobe, Inc. ................................ 118 04/19/24 USD 590.00 USD 5,954 3,422
Amazon.com, Inc. ........................... 713 04/19/24 USD 180.00 USD 12,861 308,373
Amazon.com, Inc. ........................... 804 04/19/24 USD 185.00 USD 14,503 174,870
AstraZeneca plc ............................ 708 04/19/24 USD 67.50 USD 4,797 104,076
Bayerische Motoren Werke AG .................. 644 04/19/24 EUR 110.00 EUR 6,888 77,815
Costco Wholesale Corp. ....................... 67 04/19/24 USD 735.00 USD 4,909 71,690
Deckers Outdoor Corp. ........................ 21 04/19/24 USD 900.00 USD 1,977 110,460
Deckers Outdoor Corp. ........................ 55 04/19/24 USD 960.00 USD 5,177 88,550
Delta Air Lines, Inc. .......................... 1,488 04/19/24 USD 45.00 USD 7,123 520,799
Exxon Mobil Corp. ........................... 958 04/19/24 USD 105.00 USD 11,136 1,089,725
iShares China Large-Cap ETF ................... 3,975 04/19/24 USD 26.00 USD 9,568 33,788
Las Vegas Sands Corp. ....................... 648 04/19/24 USD 57.50 USD 3,350 9,720
Mercedes-Benz Group AG ..................... 1,028 04/19/24 EUR 75.00 EUR 7,588 80,961

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Merck & Co., Inc. ............................ 601 04/19/24 USD 125.00 USD 7,930 $ 450,750
Merck & Co., Inc. ............................ 860 04/19/24 USD 130.00 USD 11,348 290,250
Meta Platforms, Inc. .......................... 142 04/19/24 USD 495.00 USD 6,895 132,060
Micron Technology, Inc. ....................... 235 04/19/24 USD 95.00 USD 2,770 543,438
Microsoft Corp. ............................. 119 04/19/24 USD 425.00 USD 5,007 64,558
Microsoft Corp. ............................. 218 04/19/24 USD 440.00 USD 9,172 31,719
Norfolk Southern Corp. ........................ 192 04/19/24 USD 270.00 USD 4,894 17,280
Novo Nordisk A/S ........................... 470 04/19/24 USD 140.00 USD 6,035 19,505
NVIDIA Corp. .............................. 141 04/19/24 USD 820.00 USD 12,740 1,328,925
NVIDIA Corp. .............................. 212 04/19/24 USD 840.00 USD 19,155 1,663,140
NVIDIA Corp. .............................. 212 04/19/24 USD 900.00 USD 19,155 870,790
Paramount Global ........................... 330 04/19/24 USD 15.00 USD 388 2,970
PNC Financial Services Group, Inc. (The) ........... 507 04/19/24 USD 160.00 USD 8,193 248,430
Sabre Corp. ............................... 204 04/19/24 USD 4.00 USD 49 612
Salesforce, Inc. ............................. 169 04/19/24 USD 330.00 USD 5,090 9,633
Salesforce, Inc. ............................. 187 04/19/24 USD 320.00 USD 5,632 26,741
Uber Technologies, Inc. ....................... 1,444 04/19/24 USD 80.00 USD 11,117 188,442
VanEck Semiconductor ETF .................... 353 04/19/24 USD 220.00 USD 7,942 323,878
Wells Fargo & Co. ........................... 4,272 04/19/24 USD 60.00 USD 24,761 318,264
Wynn Resorts Ltd. ........................... 259 04/19/24 USD 110.00 USD 2,648 12,173
Adobe, Inc. ................................ 70 05/17/24 USD 600.00 USD 3,532 8,295
Adobe, Inc. ................................ 70 05/17/24 USD 540.00 USD 3,532 59,325
Advanced Micro Devices, Inc. ................... 219 05/17/24 USD 200.00 USD 3,953 150,563
Amazon.com, Inc. ........................... 707 05/17/24 USD 190.00 USD 12,753 378,245
Bank of America Corp. ........................ 1,511 05/17/24 USD 39.00 USD 5,730 137,501
Caterpillar, Inc. ............................. 302 05/17/24 USD 380.00 USD 11,066 280,105
CF Industries Holdings, Inc. ..................... 465 05/17/24 USD 92.50 USD 3,869 36,038
Chevron Corp. ............................. 302 05/17/24 USD 165.00 USD 4,764 56,323
ConocoPhillips ............................. 349 05/17/24 USD 130.00 USD 4,442 108,190
Costco Wholesale Corp. ....................... 65 05/17/24 USD 825.00 USD 4,762 7,378
Danaher Corp. ............................. 139 05/17/24 USD 270.00 USD 3,471 31,274
Dexcom, Inc. .............................. 235 05/17/24 USD 120.00 USD 3,259 475,875
DR Horton, Inc. ............................. 171 05/17/24 USD 155.00 USD 2,814 236,835
DR Horton, Inc. ............................. 298 05/17/24 USD 165.00 USD 4,904 235,420
Edwards Lifesciences Corp. .................... 351 05/17/24 USD 100.00 USD 3,354 93,015
Eli Lilly & Co. .............................. 33 05/17/24 USD 820.00 USD 2,567 74,498
Eli Lilly & Co. .............................. 71 05/17/24 USD 760.00 USD 5,524 351,983
Freeport-McMoRan, Inc. ....................... 926 05/17/24 USD 48.00 USD 4,354 295,394
Oracle Corp. ............................... 352 05/17/24 USD 135.00 USD 4,421 33,967
Paramount Global ........................... 188 05/17/24 USD 16.00 USD 221 2,726
Salesforce, Inc. ............................. 189 05/17/24 USD 330.00 USD 5,692 49,329
Shell plc .................................. 128 05/17/24 GBP 26.25 GBP 3,360 126,013
Walt Disney Co. (The) ........................ 2,496 05/17/24 USD 130.00 USD 30,541 698,879
SGX Nikkei 225 Index ........................ 64 06/14/24 JPY 41,500.00 JPY 2,570,756 325,538
Crowdstrike Holdings, Inc. ...................... 108 06/21/24 USD 360.00 USD 3,462 162,270
Edwards Lifesciences Corp. .................... 348 06/21/24 USD 100.00 USD 3,325 130,500
JPMorgan Chase & Co. ....................... 2,592 06/21/24 USD 210.00 USD 51,918 1,010,879
Lam Research Corp. ......................... 44 06/21/24 USD 1,060.00 USD 4,275 169,510
Meta Platforms, Inc. .......................... 166 06/21/24 USD 500.00 USD 8,061 534,104
Novo Nordisk A/S ........................... 475 06/21/24 USD 130.00 USD 6,099 364,563
Walmart, Inc. .............................. 687 06/21/24 USD 65.00 USD 4,134 35,381
Sabre Corp. ............................... 328 07/19/24 USD 3.50 USD 79 4,428
Sabre Corp. ............................... 416 07/19/24 USD 4.50 USD 101 2,496
Apple, Inc. ................................ 1,182 08/16/24 USD 220.00 USD 20,269 71,511
17,077,688
Put
Alphabet, Inc. .............................. 564 04/19/24 USD 130.00 USD 8,587 5,640
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 231 04/19/24 USD 87.00 USD 2,071 1,733
iShares Russell 2000 ETF ...................... 123 04/19/24 USD 198.00 USD 2,587 6,519
iShares Russell 2000 ETF ...................... 156 04/19/24 USD 202.00 USD 3,281 14,430
SPDR S&P 500 ETF Trust ...................... 3,522 04/19/24 USD 485.00 USD 184,225 132,075
Tesla, Inc. ................................. 510 04/19/24 USD 170.00 USD 8,965 337,875

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
3-mo. SOFR Interest Futures .................... 4,543 05/10/24 USD 94.75 USD 1,135,750 $ 170,363
Abbott Laboratories .......................... 419 05/17/24 USD 105.00 USD 4,762 36,244
DAX Index ................................ 491 05/17/24 EUR 17,300.00 EUR 45,399 136,402
iShares Russell 2000 ETF ...................... 223 05/17/24 USD 165.00 USD 4,690 3,903
Tesla, Inc. ................................. 195 05/17/24 USD 190.00 USD 3,428 416,325
iShares iBoxx $ High Yield Corporate Bond ETF ....... 617 06/21/24 USD 76.00 USD 4,796 165,665
1,427,174
$ 18,504,862
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 04/30/24 ZAR 19.30 USD 1,223 $ 11,395
USD Currency ........................... HSBC Bank plc 08/21/24 CNH 8.50 USD 121,794 10,044
21,439
Put
USD Currency ........................... Goldman Sachs International 04/18/24 BRL 4.95 USD 1,824 4,167
EUR Currency ........................... BNP Paribas SA 05/02/24 USD 1.08 EUR 24,360 130,036
EUR Currency ........................... Deutsche Bank AG 05/09/24 MXN 18.30 EUR 9,796 186,199
EUR Currency ........................... Bank of America NA 05/30/24 USD 1.08 EUR 20,395 127,311
USD Currency ........................... Goldman Sachs International 12/06/24 TRY 42.50 USD 1,223 65,079
512,792
$ 534,231
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if USDJPY > 154.25 and 10-Year
JPY TONAR > 1.25 ................... Bank of America NA 674,400 04/08/24 USD 104,026 $ 15
Payout at expiry if USDJPY > 154.25 and 10-Year
JPY TONAR > 1.27 ................... Bank of America NA 674,400 05/08/24 USD 104,026 3,624
$ 3,639
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00%
iTraxx Europe Main
Index Series 40.V1 Quarterly Deutsche Bank AG 06/19/24 EUR 67.50 EUR 14,083 $ 9,429
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly
Goldman Sachs
International 05/15/24 USD 104.50 USD 3,755 5,061

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly BNP Paribas SA 04/17/24 USD 105.00 USD 4,620 $ 1,717
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V2 Quarterly
Goldman Sachs
International 04/17/24 USD 105.00 USD 3,695 1,373
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 04/17/24 EUR 337.50 EUR 4,220 4,418
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Goldman Sachs
International 05/15/24 EUR 350.00 EUR 4,220 12,365
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 05/15/24 EUR 350.00 EUR 5,160 15,119
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly Deutsche Bank AG 06/19/24 EUR 400.00 EUR 4,694 16,077
$ 65,559
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.67% Semi-Annual Citibank NA 05/28/24 3 .67 % USD 30,650 $ 198,570
1Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.65% Annual
Goldman Sachs
International 05/28/24 3 .65 USD 72,500 177,798
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.85% Annual
JPMorgan Chase
Bank NA 05/28/24 2 .85 EUR 58,258 63,127
1Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 3.60% Annual
Goldman Sachs
International 05/29/24 3 .60 USD 72,500 156,719
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.85% Annual
Goldman Sachs
International 06/03/24 2 .85 EUR 58,449 75,337
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 10/24/24 4 .00 USD 93,778 514,728
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Annual
Goldman Sachs
International 01/23/25 3 .00 USD 60,733 521,528
1,707,807
Put
2-Year Interest Rate Swap
(a)
. 1.00% Annual 1-day TONAR Annual Deutsche Bank AG 11/18/24 1 .00 JPY 12,045,811 33,745
$ 1,741,552
(a)
Forward settling swaption.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ....................... 1,946 04/05/24 USD 535.00 USD 101,789 $ (18,486)
SPDR S&P 500 ETF Trust ....................... 2,388 04/05/24 USD 536.00 USD 124,909 (15,521)
SPDR S&P 500 ETF Trust ....................... 1,946 04/12/24 USD 538.00 USD 101,789 (72,001)
CBOE Volatility Index .......................... 841 04/17/24 USD 35.00 USD 1,094 (7,569)
Advanced Micro Devices, Inc. .................... 235 04/19/24 USD 250.00 USD 4,242 (1,763)
Eli Lilly & Co. ............................... 40 04/19/24 USD 700.00 USD 3,112 (330,000)
Exxon Mobil Corp. ............................ 958 04/19/24 USD 115.00 USD 11,136 (265,845)
iShares China Large-Cap ETF .................... 3,975 04/19/24 USD 28.00 USD 9,568 (7,950)
Merck & Co., Inc. ............................. 860 04/19/24 USD 135.00 USD 11,348 (74,819)
Micron Technology, Inc. ........................ 469 04/19/24 USD 105.00 USD 5,529 (627,288)
NVIDIA Corp. ............................... 189 04/19/24 USD 850.00 USD 17,077 (1,346,153)
NVIDIA Corp. ............................... 212 04/19/24 USD 1,050.00 USD 19,155 (116,070)
NVIDIA Corp. ............................... 282 04/19/24 USD 980.00 USD 25,480 (403,260)
Uber Technologies, Inc. ........................ 1,444 04/19/24 USD 95.00 USD 11,117 (6,498)
Caterpillar, Inc. .............................. 302 05/17/24 USD 410.00 USD 11,066 (75,047)
CF Industries Holdings, Inc. ...................... 465 05/17/24 USD 100.00 USD 3,869 (9,300)
Dexcom, Inc. ............................... 235 05/17/24 USD 135.00 USD 3,259 (250,275)
Eli Lilly & Co. ............................... 71 05/17/24 USD 840.00 USD 5,524 (119,813)
Freeport-McMoRan, Inc. ........................ 926 05/17/24 USD 55.00 USD 4,354 (50,004)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 6,137 05/17/24 USD 79.00 USD 47,703 (61,370)
NVIDIA Corp. ............................... 163 05/17/24 USD 1,100.00 USD 14,728 (211,085)
Valero Energy Corp. ........................... 162 05/17/24 USD 185.00 USD 2,765 (43,254)
SGX Nikkei 225 Index ......................... 64 06/14/24 JPY 44,000.00 JPY 2,570,756 (90,897)
JPMorgan Chase & Co. ........................ 2,592 06/21/24 USD 230.00 USD 51,918 (174,960)
(4,379,228)
Put
Adobe, Inc. ................................. 118 04/19/24 USD 500.00 USD 5,954 (108,855)
Bayerische Motoren Werke AG ................... 644 04/19/24 EUR 100.00 EUR 6,888 (16,675)
Deckers Outdoor Corp. ......................... 21 04/19/24 USD 800.00 USD 1,977 (2,468)
Deckers Outdoor Corp. ......................... 55 04/19/24 USD 850.00 USD 5,177 (14,025)
Exxon Mobil Corp. ............................ 958 04/19/24 USD 95.00 USD 11,136 (1,437)
iShares Russell 2000 ETF ....................... 123 04/19/24 USD 180.00 USD 2,587 (1,292)
iShares Russell 2000 ETF ....................... 156 04/19/24 USD 187.00 USD 3,281 (2,730)
Las Vegas Sands Corp. ........................ 648 04/19/24 USD 50.00 USD 3,350 (52,488)
Mercedes-Benz Group AG ...................... 257 04/19/24 EUR 65.00 EUR 1,897 (1,525)
Norfolk Southern Corp. ......................... 192 04/19/24 USD 240.00 USD 4,894 (23,520)
PNC Financial Services Group, Inc. (The) ............ 507 04/19/24 USD 130.00 USD 8,193 (5,070)
Salesforce, Inc. .............................. 169 04/19/24 USD 290.00 USD 5,090 (41,743)
SPDR S&P 500 ETF Trust ....................... 3,522 04/19/24 USD 475.00 USD 184,225 (100,377)
Tesla, Inc. .................................. 510 04/19/24 USD 145.00 USD 8,965 (54,315)
Wells Fargo & Co. ............................ 854 04/19/24 USD 55.00 USD 4,950 (39,711)
Wynn Resorts Ltd. ............................ 259 04/19/24 USD 95.00 USD 2,648 (12,303)
Adobe, Inc. ................................. 70 05/17/24 USD 450.00 USD 3,532 (21,595)
Adobe, Inc. ................................. 70 05/17/24 USD 520.00 USD 3,532 (186,375)
Advanced Micro Devices, Inc. .................... 219 05/17/24 USD 170.00 USD 3,953 (169,178)
Amazon.com, Inc. ............................ 565 05/17/24 USD 150.00 USD 10,191 (51,133)
Bank of America Corp. ......................... 1,511 05/17/24 USD 34.00 USD 5,730 (28,709)
Caterpillar, Inc. .............................. 302 05/17/24 USD 310.00 USD 11,066 (39,109)
Costco Wholesale Corp. ........................ 65 05/17/24 USD 725.00 USD 4,762 (86,125)
Danaher Corp. .............................. 278 05/17/24 USD 230.00 USD 6,942 (62,550)
DAX Index ................................. 491 05/17/24 EUR 16,300.00 EUR 45,399 (63,169)
DR Horton, Inc. .............................. 171 05/17/24 USD 125.00 USD 2,814 (5,985)
DR Horton, Inc. .............................. 298 05/17/24 USD 135.00 USD 4,904 (13,410)
Edwards Lifesciences Corp. ..................... 176 05/17/24 USD 80.00 USD 1,682 (5,720)
Eli Lilly & Co. ............................... 33 05/17/24 USD 720.00 USD 2,567 (47,108)
Freeport-McMoRan, Inc. ........................ 463 05/17/24 USD 40.00 USD 2,177 (15,974)
Oracle Corp. ................................ 211 05/17/24 USD 115.00 USD 2,650 (14,137)
Salesforce, Inc. .............................. 189 05/17/24 USD 270.00 USD 5,692 (32,130)
Walt Disney Co. (The) ......................... 1,248 05/17/24 USD 110.00 USD 15,271 (148,512)
SGX Nikkei 225 Index ......................... 64 06/14/24 JPY 37,000.00 JPY 2,570,756 (173,339)
Crowdstrike Holdings, Inc. ....................... 108 06/21/24 USD 290.00 USD 3,462 (138,780)
Edwards Lifesciences Corp. ..................... 348 06/21/24 USD 80.00 USD 3,325 (22,620)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,234 06/21/24 USD 74.00 USD 9,592 $ (21,595)
Lam Research Corp. .......................... 44 06/21/24 USD 820.00 USD 4,275 (62,590)
Meta Platforms, Inc. ........................... 166 06/21/24 USD 370.00 USD 8,061 (62,250)
Walmart, Inc. ............................... 687 06/21/24 USD 55.00 USD 4,134 (27,824)
(1,978,451)
$ (6,357,679)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Bank of America NA 04/30/24 ZAR 19.75 USD 1,836 $ (6,993)
EUR Currency ............................. Bank of America NA 05/30/24 USD 1.11 EUR 20,395 (42,862)
–
(49,855)
–
Put
EUR Currency ............................. BNP Paribas SA 05/02/24 USD 1.06 EUR 24,360 (17,416)
EUR Currency ............................. HSBC Bank plc 05/09/24 MXN 18.30 EUR 9,796 (209,783)
EUR Currency ............................. Bank of America NA 05/30/24 USD 1.05 EUR 20,395 (26,250)
USD Currency ............................. Goldman Sachs International 12/06/24 TRY 40.50 USD 1,836 (54,835)
–
(308,284)
–
$ (358,139)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 04/17/24 BB- EUR 400.00 EUR 4,220 $ (1,755)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5 .00 Quarterly
Goldman Sachs
International 05/15/24 BB- EUR 450.00 EUR 4,220 (3,922)
$ (5,677)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 2.30% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 05/28/24 2 .30 % EUR 58,258 $ (4,640)
1Yx2Y Interest Rate Swap
(a)
. 3.40% Annual 1-day SOFR Annual
Goldman Sachs
International 05/28/24 3 .40 USD 72,500 (86,279)
1Yx2Y Interest Rate Swap
(a)
. 3.25% Annual 1-day SOFR Annual
Goldman Sachs
International 05/29/24 3 .25 USD 72,500 (55,817)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 2.30% Annual 6-mo. EURIBOR Semi-Annual
Goldman Sachs
International 06/03/24 2 .30 % EUR 58,449 $ (6,554)
2-Year Interest Rate Swap
(a)
. 3.30% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/24/24 3 .30 USD 93,778 (183,895)
10-Year Interest Rate Swap
(a)
2.25% Annual 1-day SOFR Annual
Goldman Sachs
International 01/23/25 2 .25 USD 60,733 (120,162)
(457,347)
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Citibank NA 04/04/24 4 .00 USD 51,452 (93,445)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.40% Annual Citibank NA 04/04/24 4 .40 USD 106,320 (275,426)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Annual
Goldman Sachs
International 04/05/24 4 .05 USD 38,923 (44,905)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.45% Annual
Goldman Sachs
International 04/05/24 4 .45 USD 38,923 (73,047)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 04/16/24 4 .00 USD 60,844 (189,440)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Annual Deutsche Bank AG 04/16/24 4 .05 USD 60,844 (520,468)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 04/22/24 4 .00 USD 30,272 (107,583)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual Deutsche Bank AG 04/22/24 4 .30 USD 72,652 (304,361)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.90% Annual
JPMorgan Chase
Bank NA 04/26/24 2 .90 EUR 42,361 (20,543)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 05/02/24 4 .00 USD 60,450 (249,746)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.50% Annual
Goldman Sachs
International 05/06/24 4 .50 USD 60,573 (114,297)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.75% Annual Deutsche Bank AG 05/22/24 4 .75 USD 123,422 (77,880)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.50% Annual
JPMorgan Chase
Bank NA 05/28/24 3 .50 EUR 58,258 (6,928)
1Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 4.15% Annual
Goldman Sachs
International 05/28/24 4 .15 USD 72,500 (63,936)
1Yx2Y Interest Rate Swap
(a)
. 1-day SOFR Annual 4.10% Annual
Goldman Sachs
International 05/29/24 4 .10 USD 72,500 (79,435)
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 3.50% Annual
Goldman Sachs
International 06/03/24 3 .50 EUR 58,449 (8,381)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.87% Annual
Goldman Sachs
International 06/07/24 2 .87 EUR 30,721 (57,386)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.17% Annual Citibank NA 07/18/24 4 .17 USD 42,301 (202,586)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.37% Annual Deutsche Bank AG 07/18/24 4 .37 USD 118,662 (419,791)
2-Year Interest Rate Swap
(a)
. 1-day TONAR Annual 1.50% Annual Deutsche Bank AG 11/18/24 1 .50 JPY 12,045,811 (11,099)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 5.00% Semi-Annual
JPMorgan Chase
Bank NA 11/21/24 5 .00 USD 120,800 (149,119)
(3,069,802)
$ (3,527,149)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 3,496 $ (287,343) $ (274,477) $ (12,866)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 3,853 (84,703) (4,105) (80,598)
iTraxx Europe Crossover Index Series 40.V1 . 5 .00 Quarterly 12/20/28 EUR 16,657 (1,395,906) (1,285,810) (110,096)
iTraxx Europe Main Index Series 40.V1 ..... 1 .00 Quarterly 12/20/28 EUR 472 (11,148) (9,485) (1,663)
$ (1,779,100) $ (1,573,877) $ (205,223)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 38.V2 .. 5 .00 % Quarterly 12/20/27 B+ EUR 16,445 $ 1,697,249 $ (414,838) $ 2,112,087
Markit CDX North American
High Yield Index Series
39.V3 ........... 5 .00 Quarterly 12/20/27 B+ USD 4,657 349,613 3,429 346,184
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 Quarterly 12/20/28 B+ USD 6,641 497,231 190,209 307,022
$ 2,544,093 $ (221,200) $ 2,765,293
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SONIA At Termination 3.22% At Termination N/A 04/03/24 GBP 300,434 $ (7,106,379) $ — $ (7,106,379)
2.47% At Termination 1-day SONIA At Termination N/A 04/03/24 GBP 150,217 4,977,844 — 4,977,844
6-mo. EURIBOR Semi-Annual 1.75% At Termination N/A 05/04/24 EUR 332,672 (1,068,247) — (1,068,247)
1.00% At Termination 6-mo. EURIBOR Semi-Annual N/A 05/04/24 EUR 166,336 1,881,792 — 1,881,792
1-day SONIA At Termination 4.26% At Termination N/A 09/06/24 GBP 61,780 (770,388) — (770,388)
1-day SOFR At Termination 5.45% At Termination N/A 10/02/24 USD 749,126 445,958 14,936 431,022
10.95% Monthly 28-day MXIBTIIE Monthly N/A 12/03/24 MXN 313,610 (2,127) — (2,127)
10.76% Monthly 28-day MXIBTIIE Monthly N/A 01/23/25 MXN 250,512 10,632 — 10,632
28-day MXIBTIIE Monthly 9.79% Monthly N/A 02/04/25 MXN 354,479 (198,865) — (198,865)
28-day MXIBTIIE Monthly 9.80% Monthly N/A 02/04/25 MXN 354,479 (196,017) — (196,017)
3-mo. WIBOR Quarterly 5.68% Annual N/A 03/20/25 PLN 69,979 (32,484) — (32,484)
4.68% Annual 3-mo. PRIBOR Quarterly N/A 03/20/25 CZK 191,655 (6,569) — (6,569)
28-day MXIBTIIE Monthly 10.84% Monthly N/A 09/25/25 MXN 165,462 88,044 — 88,044
1-day SOFR Annual 5.00% Annual N/A 10/02/25 USD 271,226 299,224 33,026 266,198
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 6,905,897 5,280 — 5,280
4.10% Annual 6-mo. PRIBOR Semi-Annual N/A 03/20/26 CZK 101,938 (4,163) — (4,163)
8.02% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 203,281 (1,078) — (1,078)
28-day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 164,793 (648,817) — (648,817)
28-day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 226,282 (946,769) — (946,769)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 184,468 (783,003) — (783,003)
28-day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 111,918 (471,324) — (471,324)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 166,177 (701,028) — (701,028)
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 7,696,645 7,074 — 7,074
1-day SOFR Annual 4.69% Annual N/A 10/02/26 USD 42,040 144,802 7,879 136,923
1-day SOFR At Termination 4.17% At Termination 10/23/25
(a)
10/23/26 USD 46,473 184,104 — 184,104
1-day SOFR At Termination 4.21% At Termination 10/27/25
(a)
10/27/26 USD 93,010 407,527 — 407,527
1-day SOFR Annual 3.47% Annual 03/10/25
(a)
03/10/27 USD 23,944 (169,720) — (169,720)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 2,832,601 (54,836) — (54,836)
1-day SOFR Annual 3.30% Annual 10/23/25
(a)
10/23/27 USD 17,302 (107,876) — (107,876)
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 24,185 238,060 — 238,060
1-day SOFR Annual 3.92% Annual 11/03/25
(a)
11/03/27 USD 11,463 57,257 — 57,257
1-day SOFR Annual 3.95% Annual 11/03/25
(a)
11/03/27 USD 11,463 63,382 — 63,382
1-day SOFR Annual 3.99% Annual 11/03/25
(a)
11/03/27 USD 22,926 141,056 — 141,056
1-day SOFR Annual 4.07% Annual 11/03/25
(a)
11/03/27 USD 46,560 357,125 — 357,125
1-day SOFR Annual 3.86% Annual 11/10/25
(a)
11/10/27 USD 48,009 193,193 — 193,193
1-day SOFR Annual 3.48% Annual 01/23/26
(a)
01/23/28 USD 65,360 (144,353) — (144,353)
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 57,791 399,316 — 399,316
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 57,791 162,194 — 162,194
1-day SOFR Annual 3.87% Annual 02/05/26
(a)
02/05/28 USD 58,231 276,681 — 276,681

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 58,231 $ 341,479 $ — $ 341,479
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 209,758 (422,682) — (422,682)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 15,705 659,521 — 659,521
28-day MXIBTIIE Monthly 9.13% Monthly N/A 08/15/28 MXN 252,434 97,669 — 97,669
1-day SOFR Annual 4.42% Annual N/A 10/02/28 USD 79,636 873,375 16,338 857,037
1-day SOFR Annual 4.40% Annual N/A 10/31/28 USD 31,860 362,360 — 362,360
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 14,641 129,044 — 129,044
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 14,659 133,754 — 133,754
1-day SOFR Annual 3.25% Annual 12/15/26
(a)
12/15/28 USD 51,489 (263,094) — (263,094)
28-day MXIBTIIE Monthly 8.67% Monthly N/A 01/18/29 MXN 111,805 (56,288) — (56,288)
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 37,409 561,249 — 561,249
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 809,786 (35,014) — (35,014)
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 989,739 (23,874) — (23,874)
1-day SOFR Annual 3.79% Annual N/A 03/29/29 USD 86,798 (760,471) — (760,471)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 29,481 5,566,733 — 5,566,733
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 18,373 44,869 — 44,869
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 33,631 (631,332) — (631,332)
28-day MXIBTIIE Monthly 8.17% Monthly N/A 06/10/33 MXN 237,164 (561,601) — (561,601)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 34,535 24,227 — 24,227
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 69,070 48,223 — 48,223
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 34,535 26,712 — 26,712
1-day SOFR Annual 4.31% Annual N/A 09/29/33 USD 307,603 9,649,355 20,560 9,628,795
4.40% Annual 1-day SOFR Annual N/A 11/01/33 USD 27,251 (1,095,558) — (1,095,558)
1-day SOFR Annual 4.00% Annual N/A 01/12/34 USD 23,338 234,448 — 234,448
1-day SOFR Annual 4.00% Annual N/A 01/17/34 USD 6,743 69,254 — 69,254
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 520,996 (29,416) — (29,416)
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 520,996 (24,887) — (24,887)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 11,768 181,717 — 181,717
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 3,732 (200,266) 2,398 (202,664)
4.03% Annual 1-day SOFR Annual N/A 09/29/53 USD 102,970 (6,588,210) 28,854 (6,617,064)
1-day SOFR Annual 4.00% Annual N/A 11/03/53 USD 12,585 771,272 — 771,272
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 12,585 30,867 — 30,867
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 702,103 (11,232) — (11,232)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 702,103 (9,943) — (9,943)
$ 6,018,762 $ 123,991 $ 5,894,771
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 3,450 $ 45,467 $ — $ 45,467

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1 .00 % Quarterly Barclays Bank plc 06/20/24 USD 95 $ 125 $ 1,397 $ (1,272)
Staples, Inc. ............. 5 .00 Quarterly Barclays Bank plc 06/20/24 USD 185 (1,419) 2,384 (3,803)
American Airlines Group, Inc. .. 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 225 (7,251) (1,892) (5,359)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 06/20/25 USD 300 3,294 32,075 (28,781)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 190 2,086 24,261 (22,175)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 80 6,596 6,400 196
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 237 (5,570) 3,214 (8,784)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 237 (5,570) 3,214 (8,784)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 316 (7,441) 4,022 (11,463)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 390 (6,380) 4,028 (10,408)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 160 19,150 31,827 (12,677)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 120 14,363 23,228 (8,865)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 100 11,969 20,969 (9,000)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 70 8,378 14,262 (5,884)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 120 14,363 23,241 (8,878)
Xerox Corp. ............. 1 .00 Quarterly Citibank NA 12/20/27 USD 120 4,782 10,426 (5,644)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 190 7,571 16,567 (8,996)
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 98 3,486 3,488 (2)
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 105 3,749 3,750 (1)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 485 17,332 18,165 (833)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 1,005 (18,581) 19,514 (38,095)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,840 (39,575) 53,551 (93,126)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 2,100 (1,106) (9,711) 8,605
Paramount Global ......... 1 .00 Quarterly Goldman Sachs International 12/20/28 USD 365 19,033 16,736 2,297
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 85 4,432 5,788 (1,356)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 85 4,432 5,940 (1,508)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 30 2,191 3,437 (1,246)
Xerox Corp. ............. 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 70 5,113 8,020 (2,907)
Republic of Panama ........ 1 .00 Quarterly Bank of America NA 06/20/29 USD 1,240 47,138 48,905 (1,767)
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 06/20/29 USD 1,415 (9,279) (10,703) 1,424
$ – $ – $ –
$ 97,411 $ 386,503 $ (289,092)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 527 $ 37,849 $ 16,048 $ 21,801
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.18% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 107,414 $ 664,349 $ — $ 664,349
1-day
BZDIOVER At Termination 13.21% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 107,360 676,773 — 676,773
1-day
BZDIOVER At Termination 9.40% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 82,238 (1,280,427) — (1,280,427)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 9.43% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 89,716 $ (1,375,701) $ — $ (1,375,701)
1-day
BZDIOVER At Termination 13.25% At Termination Citibank NA N/A 01/02/25 BRL 56,478 364,972 — 364,972
10.30% At Termination 1-day IBR At Termination Citibank NA N/A 01/29/25 COP 20,928,091 14,585 — 14,585
10.18% At Termination 1-day IBR At Termination Citibank NA N/A 06/20/25 COP 15,117,524 2,320 — 2,320
1-day
BZDIOVER At Termination 11.81% At Termination
JPMorgan Chase Bank
NA N/A 01/02/26 BRL 4,986 27,439 — 27,439
1-day
BZDIOVER At Termination 11.31% At Termination BNP Paribas SA N/A 01/02/26 BRL 8,256 24,848 — 24,848
1-day
BZDIOVER At Termination 11.60% At Termination Barclays Bank plc N/A 01/02/26 BRL 6,200 27,082 — 27,082
1-day
BZDIOVER At Termination 11.80% At Termination Citibank NA N/A 01/02/26 BRL 4,776 25,872 — 25,872
1-day
BZDIOVER At Termination 11.86% At Termination Barclays Bank plc N/A 01/02/26 BRL 8,192 47,183 — 47,183
1-day
BZDIOVER At Termination 11.87% At Termination
Morgan Stanley & Co.
International plc N/A 01/02/26 BRL 8,768 51,004 — 51,004
1-day CLICP At Termination 4.88% At Termination
JPMorgan Chase Bank
NA 04/01/25
(a)
04/01/26 CLP 6,677,517 — — —
1-day
BZDIOVER At Termination 10.06% At Termination
JPMorgan Chase Bank
NA N/A 01/04/27 BRL 34,174 (89,009) — (89,009)
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 35,188 (105,716) — (105,716)
1-day
BZDIOVER At Termination 10.03% At Termination
Morgan Stanley & Co.
International plc N/A 01/04/27 BRL 34,211 (97,085) — (97,085)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 30,611 (90,853) — (90,853)
1-day
BZDIOVER At Termination 10.14% At Termination Bank of America NA N/A 01/04/27 BRL 32,564 (82,576) — (82,576)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 232 (557) — (557)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 41,632 (99,158) — (99,158)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA N/A 01/04/27 BRL 43,391 (104,091) — (104,091)
1-day
BZDIOVER At Termination 10.35% At Termination Barclays Bank plc N/A 01/04/27 BRL 70,121 (38,150) — (38,150)
1-day
BZDIOVER At Termination 8.65% At Termination
Goldman Sachs
International N/A 01/04/27 BRL 3,043 (80,090) — (80,090)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA N/A 01/04/27 BRL 21,581 (44,989) — (44,989)
1-day
BZDIOVER At Termination 9.99% At Termination Citibank NA N/A 01/04/27 BRL 34,253 (106,328) — (106,328)
4.92% Semi-Annual 1-day CLICP Semi-Annual
JPMorgan Chase Bank
NA 04/01/26
(a)
04/01/28 CLP 3,498,435 896 — 896
4.99% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International 04/01/26
(a)
04/01/28 CLP 3,644,699 — — —
$ (1,667,407) $ — $ (1,667,407)
(a)
Forward swap.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 06/17/24 USD 212 $ 119,476 $ — $ 119,476
1-day SOFR minus
0.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 06/17/24 USD 178 100,032 — 100,032
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 09/16/24 USD 2,108 4,817 — 4,817
$ 224,325 $ — $ 224,325
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
02/24/28 $ (94,444,479) $ (370,595)
(c)
$ (95,011,480) 2 .1%
Monthly
JPMorgan Chase
Bank NA
(d)
05/10/24 (78,620,293) 520,957
(e)
(78,301,327) 1 .8
$ 150,362 $ (173,312,807)
(b) (d)
Range: 0-150 basis points 15-165 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) CitiBank NA
(c)
Amount includes $196,406 of net dividends and financing fees.
(d) JPMChase
(e)
Amount includes $201,991 of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 24, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
Dollar General Corp. ....... 28 $ 4,370 (0.0) %
Reference Entity — Short
Common Stocks
Australia
Liontown Resources Ltd. .... (21,249) (16,180) 0.0
Shares Value
% of Basket
Value
Belgium
UCB SA ............... (3,926) $ (484,653) 0 .5%
Brazil
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (61,980) (1,048,818) 1 .1
Hapvida Participacoes e
Investimentos SA ....... (238,088) (176,119) 0 .2
(1,224,937)
Canada
Brookfield Corp. .......... (2,064) (86,366) 0 .1
Manulife Financial Corp. ..... (5,145) (128,497) 0 .1

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

Shares Value
% of Basket
Value
Canada (continued)
Rogers Communications, Inc. ,
Class B .............. (39,548) $ (1,620,401) 1 .7%
(1,835,264)
China
Anhui Conch Cement Co. Ltd. ,
Class H .............. (64,000) (132,714) 0 .1
China Overseas Land &
Investment Ltd. ........ (147,500) (212,879) 0 .2
China Resources Power
Holdings Co. Ltd. ....... (228,000) (532,484) 0 .6
China Vanke Co. Ltd. , Class H (93) (64) 0.0
CSPC Pharmaceutical Group
Ltd. ................ (738,000) (580,880) 0 .6
Lenovo Group Ltd. ........ (490,000) (567,714) 0 .6
Sinopharm Group Co. Ltd. , Class
H .................. (41,600) (106,675) 0 .1
XPeng, Inc. , Class A ....... (225,900) (894,946) 1 .0
(3,028,356)
Denmark
DSV A/S ............... (2,896) (470,758) 0 .5
Finland
Metso OYJ .............. (6,568) (78,021) 0 .1
Nokia OYJ .............. (265,933) (943,556) 1 .0
(1,021,577)
France
Kering SA .............. (206) (81,593) 0 .1
Worldline SA/France ....... (4,757) (58,852) 0 .1
(140,445)
Germany
Puma SE ............... (2,820) (127,623) 0 .1
Rheinmetall AG .......... (556) (312,706) 0 .3
Siemens Energy AG ....... (77,928) (1,430,272) 1 .5
Vonovia SE ............. (25,337) (748,754) 0 .8
(2,619,355)
Italy
Moncler SpA ............ (873) (65,144) 0 .1
Nexi SpA ............... (153,658) (973,551) 1 .0
Telecom Italia SpA ........ (6,325,008) (1,536,022) 1 .6
(2,574,717)
Japan
Ajinomoto Co., Inc. ........ (14,700) (548,951) 0 .6
Bandai Namco Holdings, Inc. . (5,400) (100,198) 0 .1
Dai-ichi Life Holdings, Inc. ... (9,000) (229,541) 0 .2
DeNA Co. Ltd. ........... (11,800) (116,673) 0 .1
DMG Mori Co. Ltd. ........ (3,500) (92,527) 0 .1
Fujitsu Ltd. .............. (6,400) (102,426) 0 .1
Hino Motors Ltd. .......... (35,700) (119,633) 0 .1
Kansai Electric Power Co., Inc.
(The) ............... (12,300) (175,506) 0 .2
Kawasaki Kisen Kaisha Ltd. .. (24,600) (330,799) 0 .4
Lasertec Corp. ........... (3,500) (966,442) 1 .0
Marui Group Co. Ltd. ....... (8,500) (136,241) 0 .1
MatsukiyoCocokara & Co. ... (37,100) (595,711) 0 .6
Mercari, Inc. ............. (60,100) (768,230) 0 .8
Mitsubishi Heavy Industries Ltd. (7,000) (66,980) 0 .1
Mitsubishi Motors Corp. ..... (15,900) (52,285) 0 .1
Mitsui Fudosan Co. Ltd. ..... (10,800) (117,539) 0 .1
OKUMA Corp. ........... (2,900) (137,929) 0 .2
Olympus Corp. ........... (16,600) (239,012) 0 .3
Recruit Holdings Co. Ltd. .... (13,200) (584,836) 0 .6
Shares Value
% of Basket
Value
Japan (continued)
Socionext, Inc. ........... (1,300) $ (35,509) 0.0%
SUMCO Corp. ........... (64,200) (1,015,051) 1 .1
Sumitomo Chemical Co. Ltd. .. (672,800) (1,457,756) 1 .5
Suzuki Motor Corp. ........ (68,300) (779,799) 0 .8
Taisho Pharmaceutical Holdings
Co. Ltd. .............. (6,200) (351,417) 0 .4
Terumo Corp. ............ (7,800) (142,729) 0 .2
Tokyo Electric Power Co.
Holdings, Inc. .......... (130,900) (795,627) 0 .8
Tokyo Ohka Kogyo Co. Ltd. .. (17,900) (542,918) 0 .6
Tokyo Tatemono Co. Ltd. .... (5,800) (97,969) 0 .1
(10,700,234)
Netherlands
Adyen NV .............. (52) (87,835) 0 .1
ASR Nederland NV ........ (3,035) (148,745) 0 .2
Heineken Holding NV ...... (10,654) (859,820) 0 .9
OCI NV ................ (15,075) (413,187) 0 .4
(1,509,587)
Norway
Aker BP ASA ............ (24,131) (605,242) 0 .6
Salmar ASA ............. (20,086) (1,325,641) 1 .4
Schibsted ASA , Class A ..... (1,999) (63,856) 0 .1
(1,994,739)
Poland
KGHM Polska Miedz SA ..... (4,248) (121,320) 0 .1
South Korea
Kakao Corp. ............. (20,928) (845,921) 0 .9
LG Energy Solution Ltd. ..... (3,931) (1,171,049) 1 .2
POSCO Future M Co. Ltd. ... (3,049) (685,634) 0 .7
(2,702,604)
Sweden
Beijer Ref AB ............ (9,733) (144,515) 0 .2
EQT AB ................ (45,827) (1,450,860) 1 .5
Nibe Industrier AB , Class B ... (11,208) (55,114) 0 .1
Sagax AB , Class B ........ (5,205) (137,310) 0 .1
Skanska AB , Class B ....... (6,889) (122,683) 0 .1
(1,910,482)
Switzerland
Avolta AG .............. (1,242) (51,714) 0.0
Baloise Holding AG (Registered) (3,525) (552,740) 0 .6
Cie Financiere Richemont SA . (550) (83,732) 0 .1
DSM-Firmenich AG ........ (1,573) (178,901) 0 .2
Helvetia Holding AG
(Registered) ........... (1,097) (151,244) 0 .2
Partners Group Holding AG .. (109) (155,705) 0 .2
SIG Group AG ........... (5,733) (127,125) 0 .1
Straumann Holding AG
(Registered) ........... (1,847) (294,703) 0 .3
Swiss Life Holding AG
(Registered) ........... (6,938) (4,866,261) 5 .1
(6,462,125)
Taiwan
Cathay Financial Holding Co.
Ltd. ................ (82,000) (123,572) 0 .1
Chailease Holding Co. Ltd. ... (126,000) (675,166) 0 .7
Unimicron Technology Corp. .. (15,000) (89,178) 0 .1
(887,916)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

Shares Value
% of Basket
Value
United Kingdom
Coca-Cola Europacific Partners
plc ................. (1,517) $ (106,114) 0 .1%
Legal & General Group plc ... (32,918) (105,755) 0 .1
Rentokil Initial plc ......... (29,020) (172,539) 0 .2
St James's Place plc ....... (11,509) (67,519) 0 .1
(451,927)
United States
Airbnb, Inc. , Class A ....... (5,717) (943,076) 1 .0
Albemarle Corp. .......... (8,347) (1,099,634) 1 .2
American International Group,
Inc. ................. (1,878) (146,803) 0 .2
Apollo Global Management, Inc. (24,739) (2,781,901) 2 .9
Bath & Body Works, Inc. .... (10,677) (534,064) 0 .6
Best Buy Co., Inc. ......... (8,636) (708,411) 0 .8
Blackstone, Inc. .......... (742) (97,477) 0 .1
Boston Properties, Inc. ...... (629) (41,080) 0.0
Broadcom, Inc. ........... (70) (92,779) 0 .1
Celanese Corp. .......... (23,468) (4,033,210) 4 .2
Charles River Laboratories
International, Inc. ....... (292) (79,117) 0 .1
Charter Communications, Inc. ,
Class A .............. (8,660) (2,516,856) 2 .7
Cognizant Technology Solutions
Corp. , Class A ......... (4,141) (303,494) 0 .3
Constellation Energy Corp. ... (3,553) (656,772) 0 .7
Corning, Inc. ............ (76,024) (2,505,751) 2 .6
CoStar Group, Inc. ........ (752) (72,643) 0 .1
Crown Castle, Inc. ......... (885) (93,660) 0 .1
CVS Health Corp. ......... (4,524) (360,834) 0 .4
Discover Financial Services .. (425) (55,713) 0 .1
Dollar Tree, Inc. .......... (3,025) (402,779) 0 .4
Enphase Energy, Inc. ....... (10,995) (1,330,175) 1 .4
EQT Corp. .............. (54,104) (2,005,635) 2 .1
Extra Space Storage, Inc. .... (444) (65,268) 0 .1
GE HealthCare Technologies,
Inc. ................. (43,112) (3,919,312) 4 .1
Gen Digital, Inc. .......... (73,288) (1,641,651) 1 .7
Haleon plc .............. (220,404) (923,665) 1 .0
Hasbro, Inc. ............. (23,110) (1,306,177) 1 .4
Illumina, Inc. ............ (2,339) (321,191) 0 .3
Iron Mountain, Inc. ........ (1,504) (120,636) 0 .1
Jabil, Inc. ............... (6,233) (834,910) 0 .9
KKR & Co., Inc. .......... (3,944) (396,687) 0 .4
Lamb Weston Holdings, Inc. .. (4,107) (437,519) 0 .5
Lowe's Cos., Inc. ......... (3,449) (878,564) 0 .9
MetLife, Inc. ............. (1,397) (103,532) 0 .1
NRG Energy, Inc. ......... (46,846) (3,171,006) 3 .3
ON Semiconductor Corp. .... (18,281) (1,344,568) 1 .4
ONEOK, Inc. ............ (7,498) (601,115) 0 .6
Paycom Software, Inc. ...... (546) (108,659) 0 .1
Revvity, Inc. ............. (1,096) (115,080) 0 .1
Southwest Airlines Co. ...... (86,351) (2,520,586) 2 .7
STERIS plc ............. (282) (63,399) 0 .1
Super Micro Computer, Inc. .. (37) (37,371) 0.0
Take-Two Interactive Software,
Inc. ................. (26,298) (3,904,990) 4 .1
Targa Resources Corp. ..... (859) (96,199) 0 .1
Tesla, Inc. .............. (430) (75,590) 0 .1
Tractor Supply Co. ........ (1,517) (397,029) 0 .4
Veeva Systems, Inc. , Class A . (2,110) (488,866) 0 .5
Ventas, Inc. ............. (3,441) (149,821) 0 .2
Viatris, Inc. .............. (185,988) (2,220,697) 2 .3
Walgreens Boots Alliance, Inc. (30,540) (662,413) 0 .7
Waters Corp. ............ (11,079) (3,813,724) 4 .0
Shares Value
% of Basket
Value
United States (continued)
Western Digital Corp. ....... (41,173) $ (2,809,645) 3 .0%
Westrock Co. ............ (5,845) (289,035) 0 .3
(54,680,769)
Preferred Securities
Germany
Sartorius AG (Preference) ... (448) (177,905) 0 .2
Total Reference Entity — Short ............ (95,015,850)
Net Value of Reference Entity — Citibank NA ..
$ (95,011,480)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date May 10, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
BankUnited, Inc. .......... 7,680 215,040 ( 0 .3 )
Customers Bancorp, Inc. .... 1,266 67,174 ( 0 .1 )
Eagle Bancorp, Inc. ........ 8,126 190,880 ( 0 .2 )
New York Community Bancorp,
Inc. ................. 121,715 391,922 ( 0 .5 )
865,016
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (57,591) (4,476,548) 5 .7
iShares iBoxx $ Investment
Grade Corporate Bond ETF (52,158) (5,681,049) 7 .3
(10,157,597)
Common Stocks
Australia
AGL Energy Ltd. .......... (17,326) (94,223) 0 .1
Altium Ltd. .............. (37,417) (1,589,371) 2 .0
CAR Group Ltd. .......... (11,552) (271,540) 0 .4
Computershare Ltd. ........ (120,123) (2,046,042) 2 .6
Endeavour Group Ltd. ...... (19,303) (69,306) 0 .1
Goodman Group .......... (4,248) (93,572) 0 .1
Lendlease Corp. Ltd. ....... (18,736) (78,481) 0 .1
Liontown Resources Ltd. .... (46,215) (35,190) 0 .1
Lynas Rare Earths Ltd. ..... (471,862) (1,741,631) 2 .2
Mineral Resources Ltd. ..... (83,593) (3,856,837) 4 .9
Perpetual Ltd. ............ (5,589) (91,352) 0 .1
Pilbara Minerals Ltd. ....... (22,945) (57,258) 0 .1
Pro Medicus Ltd. .......... (1,653) (111,778) 0 .1
SEEK Ltd. .............. (16,820) (274,277) 0 .4
WiseTech Global Ltd. ....... (1,298) (79,389) 0 .1
(10,490,247)
Belgium
D'ieteren Group .......... (3,059) (678,186) 0 .9
Brazil
BRF SA ................ (225,252) (733,863) 0 .9
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (41,498) (702,224) 0 .9

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

Shares Value
% of Basket
Value
Brazil (continued)
Hapvida Participacoes e
Investimentos SA ....... (4,107,423) $ (3,038,350) 3 .9%
Localiza Rent a Car SA ..... (203,824) (2,234,367) 2 .9
Natura & Co. Holding SA .... (69,487) (246,476) 0 .3
(6,955,280)
Canada
Power Corp. of Canada ..... (5,762) (161,560) 0 .2
China
China Resources Power
Holdings Co. Ltd. ....... (6,000) (14,013) 0.0
China Southern Airlines Co. Ltd. ,
Class H .............. (258,000) (92,766) 0 .1
Flat Glass Group Co. Ltd. , Class
H .................. (171,000) (416,227) 0 .5
Fuyao Glass Industry Group Co.
Ltd. , Class H .......... (33,200) (167,270) 0 .2
Lenovo Group Ltd. ........ (100,000) (115,860) 0 .2
PICC Property & Casualty Co.
Ltd. , Class H .......... (526,000) (694,185) 0 .9
Shandong Gold Mining Co. Ltd. ,
Class H .............. (233,250) (474,741) 0 .6
XPeng, Inc. , Class A ....... (52,400) (207,592) 0 .3
(2,182,654)
Finland
Metso OYJ .............. (40,512) (481,237) 0 .6
France
Adevinta ASA ............ (7,126) (74,696) 0 .1
Sartorius Stedim Biotech .... (8,531) (2,433,267) 3 .1
(2,507,963)
Germany
HelloFresh SE ........... (5,491) (39,166) 0.0
Hong Kong
Sino Biopharmaceutical Ltd. .. (468,000) (180,964) 0 .2
Italy
Telecom Italia SpA ........ (2,050,953) (498,072) 0 .6
Japan
Hitachi Construction Machinery
Co. Ltd. .............. (2,300) (69,394) 0 .1
Kawasaki Kisen Kaisha Ltd. .. (33,900) (455,857) 0 .6
Macnica Holdings, Inc. ...... (8,700) (426,463) 0 .5
Marui Group Co. Ltd. ....... (400) (6,411) 0.0
Mercari, Inc. ............. (92,100) (1,177,271) 1 .5
Nikon Corp. ............. (101,900) (1,031,464) 1 .3
Olympus Corp. ........... (130,900) (1,884,740) 2 .4
ORIX Corp. ............. (6,000) (131,230) 0 .2
Rakuten Group, Inc. ....... (624,600) (3,545,297) 4 .5
SBI Holdings, Inc. ......... (7,100) (186,234) 0 .2
Socionext, Inc. ........... (32,300) (882,274) 1 .1
Square Enix Holdings Co. Ltd. . (11,400) (439,651) 0 .6
SUMCO Corp. ........... (2,600) (41,108) 0 .1
Taisho Pharmaceutical Holdings
Co. Ltd. .............. (9,700) (549,798) 0 .7
Tokyo Ohka Kogyo Co. Ltd. .. (100) (3,033) 0.0
(10,830,225)
Luxembourg
Reinet Investments SCA .... (3,283) (79,428) 0 .1
Poland
Bank Polska Kasa Opieki SA . (2,251) (102,294) 0 .1
InPost SA .............. (67,680) (1,042,382) 1 .4
Shares Value
% of Basket
Value
Poland (continued)
ORLEN SA ............. (9,241) $ (150,516) 0 .2%
(1,295,192)
Singapore
Sea Ltd. , ADR , Class A ..... (24,930) (1,338,990) 1 .7
South Africa
Growthpoint Properties Ltd. .. (202,061) (120,127) 0 .2
Harmony Gold Mining Co. Ltd. (9,633) (79,654) 0 .1
(199,781)
South Korea
Delivery Hero SE ......... (42,404) (1,212,518) 1 .5
Kakao Corp. ............. (476) (19,240) 0.0
Lotte Energy Materials Corp. .. (5,324) (197,552) 0 .3
POSCO Future M Co. Ltd. ... (4,267) (959,527) 1 .2
POSCO Holdings, Inc. ...... (1,926) (603,278) 0 .8
(2,992,115)
Sweden
Beijer Ref AB ............ (39,393) (584,904) 0 .8
Nibe Industrier AB , Class B ... (557) (2,739) 0.0
Securitas AB , Class B ...... (10,814) (111,482) 0 .1
(699,125)
Switzerland
Bachem Holding AG ....... (12,804) (1,226,151) 1 .6
Baloise Holding AG (Registered) (428) (67,113) 0 .1
DSM-Firmenich AG ........ (26,293) (2,990,357) 3 .8
Tecan Group AG (Registered) . (3,381) (1,400,848) 1 .8
(5,684,469)
Taiwan
Teco Electric and Machinery Co.
Ltd. ................ (1,000) (1,784) 0.0
United Kingdom
Centrica plc ............. (40,713) (65,632) 0 .1
Ocado Group plc ......... (118,082) (677,184) 0 .8
(742,816)
United States
Air Transport Services Group,
Inc. ................. (5,985) (82,354) 0 .1
Airbnb, Inc. , Class A ....... (1,904) (314,084) 0 .4
Atlantic Union Bankshares Corp. (3,650) (128,882) 0 .2
Avery Dennison Corp. ...... (4,380) (977,835) 1 .2
Banc of California, Inc. ...... (1) (15) 0.0
Boston Properties, Inc. ...... (32,632) (2,131,196) 2 .7
Brandywine Realty Trust .... (1,273) (6,110) 0.0
Brookline Bancorp, Inc. ..... (13,492) (134,380) 0 .2
Celanese Corp. .......... (2,536) (435,837) 0 .6
Charles River Laboratories
International, Inc. ....... (10,709) (2,901,604) 3 .7
Community Bank System, Inc. . (3,473) (166,808) 0 .2
CVB Financial Corp. ....... (8,831) (157,545) 0 .2
Dime Community Bancshares,
Inc. ................. (502) (9,669) 0.0
Dollar General Corp. ....... (23,254) (3,629,019) 4 .6
Enphase Energy, Inc. ....... (614) (74,282) 0 .1
First BanCorp ............ (4,047) (146,178) 0 .2
Frontier Communications Parent,
Inc. ................. (10,210) (250,145) 0 .3
Glacier Bancorp, Inc. ....... (4,061) (163,577) 0 .2
Independent Bank Group, Inc. . (4,305) (196,523) 0 .2
Iron Mountain, Inc. ........ (7,399) (593,474) 0 .8
Lamb Weston Holdings, Inc. .. (2,583) (275,167) 0 .3
NRG Energy, Inc. ......... (2,100) (142,149) 0 .2

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Shares Value
% of Basket
Value
United States (continued)
OceanFirst Financial Corp. ... (11,247) $ (184,563) 0 .2%
Provident Financial Services,
Inc. ................. (12,456) (181,484) 0 .2
Revvity, Inc. ............. (26,033) (2,733,465) 3 .5
Sandy Spring Bancorp, Inc. .. (8,769) (203,265) 0 .3
Simon Property Group, Inc. .. (1,331) (208,288) 0 .3
SouthState Corp. ......... (1,575) (133,922) 0 .2
STERIS plc ............. (3,174) (713,579) 0 .9
Valley National Bancorp ..... (27,480) (218,741) 0 .3
Shares Value
% of Basket
Value
United States (continued)
VF Corp. ............... (69,272) $ (1,062,633) 1 .4%
(18,556,773)
Preferred Securities
Brazil
Alpargatas SA (Preference) .. (40,891) (78,106) 0 .1
Germany
Sartorius AG (Preference) ... (5,879) (2,334,613) 3 .0
Total Reference Entity — Short ............ (79,166,343)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (78,301,327)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .02
1-day ESTR ......................................... Euro Short-Term Rate 3 .90
1-day IBR ........................................... Colombian Reference Banking Indicator 11 .39
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 7 .90
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .32
1-day SONIA ......................................... Sterling Overnight Index Average 5 .19
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .07
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11 .25
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3 .64
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .35
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 5 .61
3-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .78
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .85
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 5 .23

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 23,531,735 $ — $ 23,531,735
Ireland .............................................. — 1,672,805 — 1,672,805
United Kingdom ........................................ — 606,757 — 606,757
United States .......................................... — 33,773,425 5,439,550 39,212,975
Common Stocks
Australia ............................................. — 23,643,284 50 23,643,334
Belgium ............................................. — 2,605,768 — 2,605,768
Brazil ............................................... 10,232,269 — — 10,232,269
Canada ............................................. 64,592,112 — — 64,592,112
Cayman Islands ........................................ — — 525,491 525,491
China ............................................... 23,611 49,934,145 — 49,957,756
Colombia ............................................ 90,922 — — 90,922
Denmark ............................................. — 27,076,393 — 27,076,393
Finland .............................................. — 2,815,586 — 2,815,586
France .............................................. — 100,108,038 — 100,108,038
Germany ............................................ — 46,809,160 — 46,809,160
Greece .............................................. 638,189 43,218 — 681,407
Hong Kong ........................................... — 8,486,903 — 8,486,903
Hungary ............................................. 494,611 — — 494,611
India ............................................... — 7,313,636 — 7,313,636
Indonesia ............................................ 164,503 2,311,156 — 2,475,659
Ireland .............................................. — 2,305,903 — 2,305,903
Israel ............................................... 18,290,572 — — 18,290,572
Italy ................................................ — 48,637,207 — 48,637,207
Japan ............................................... 425,394 219,509,748 — 219,935,142
Jordan .............................................. — 634,603 — 634,603
Luxembourg .......................................... — 1,335,764 — 1,335,764
Macau .............................................. — 2,576,399 — 2,576,399
Malaysia ............................................. — 236,225 — 236,225
Mexico .............................................. 2,968,193 — — 2,968,193
Netherlands ........................................... 10,670,958 83,992,095 — 94,663,053
New Zealand .......................................... — 1,121,836 — 1,121,836
Norway .............................................. — 2,346,636 — 2,346,636
Peru ................................................ 361,225 — — 361,225
Philippines ........................................... 196,448 537,668 — 734,116
Poland .............................................. — 1,560,068 — 1,560,068
Saudi Arabia .......................................... 150,191 1,547,698 — 1,697,889
Singapore ............................................ 60,219 1,564,856 — 1,625,075
South Africa ........................................... 554,580 1,613,348 — 2,167,928
South Korea .......................................... 13,925,552 13,197,635 — 27,123,187
Spain ............................................... — 26,815,108 — 26,815,108
Sweden ............................................. — 14,383,160 — 14,383,160
Switzerland ........................................... 3,026,765 34,089,679 — 37,116,444
Taiwan .............................................. 25,876,504 11,141,487 — 37,017,991
Thailand ............................................. 239,413 239,627 — 479,040
United Arab Emirates .................................... — — 4 4
United Kingdom ........................................ 8,628,383 102,771,691 — 111,400,074
United States .......................................... 1,859,342,591 64,949,572 24,449,031 1,948,741,194
Zambia .............................................. 137,038 — — 137,038
Corporate Bonds
Australia ............................................. — 975,641 8,324,259 9,299,900
Austria .............................................. — 3,702,182 — 3,702,182
Belgium ............................................. — 477,783 — 477,783
Brazil ............................................... — 2,662,928 — 2,662,928
Canada ............................................. — 13,826,208 — 13,826,208
Chile ............................................... — 732,335 — 732,335
China ............................................... — 353,018 — 353,018
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

Level 1 Level 2 Level 3 Total
Colombia ............................................ $ — $ 766,207 $ — $ 766,207
Costa Rica ........................................... — 216,686 — 216,686
Czech Republic ........................................ — 1,161,112 — 1,161,112
Dominican Republic ..................................... — 308,113 — 308,113
France .............................................. — 17,347,038 1,847,533 19,194,571
Germany ............................................ — 26,367,810 2,377,443 28,745,253
Ghana .............................................. — 193,813 — 193,813
Guatemala ........................................... — 371,169 — 371,169
Hong Kong ........................................... — 12,449,085 — 12,449,085
India ............................................... — 2,439,118 — 2,439,118
Indonesia ............................................ — 1,073,351 — 1,073,351
Ireland .............................................. — 469,078 — 469,078
Israel ............................................... — 4,935,665 — 4,935,665
Italy ................................................ — 17,685,223 2,653,940 20,339,163
Japan ............................................... — 1,451,989 — 1,451,989
Jersey, Channel Islands ................................... — 724,937 7,836,131 8,561,068
Kuwait .............................................. — 488,374 — 488,374
Luxembourg .......................................... — 8,018,712 — 8,018,712
Macau .............................................. — 1,607,745 — 1,607,745
Malaysia ............................................. — 959,872 — 959,872
Mexico .............................................. — 596,374 — 596,374
Netherlands ........................................... — 6,461,473 — 6,461,473
Peru ................................................ — 176,000 — 176,000
Saudi Arabia .......................................... — 235,093 — 235,093
Singapore ............................................ — 492,443 — 492,443
Slovenia ............................................. — 1,110,137 — 1,110,137
South Africa ........................................... — 664,505 — 664,505
South Korea .......................................... — 1,819,840 — 1,819,840
Spain ............................................... — 4,191,082 — 4,191,082
Sweden ............................................. — 7,021,659 — 7,021,659
Switzerland ........................................... — 2,027,993 — 2,027,993
Thailand ............................................. — 1,042,448 — 1,042,448
Turkey .............................................. — — 856,000 856,000
Ukraine ............................................. — 611,768 — 611,768
United Arab Emirates .................................... — 5,131,125 — 5,131,125
United Kingdom ........................................ — 80,431,445 2,370,730 82,802,175
United States .......................................... — 166,834,689 41,819,489 208,654,178
Zambia .............................................. — 1,971,757 — 1,971,757
Fixed Rate Loan Interests
United States .......................................... — 360,978 8,154,698 8,515,676
Floating Rate Loan Interests
Colombia ............................................ — — 515,000 515,000
Finland .............................................. — 725,331 — 725,331
France .............................................. — 11,368,057 — 11,368,057
Germany ............................................ — 5,559,401 — 5,559,401
Jersey, Channel Islands ................................... — — 3,750,112 3,750,112
Luxembourg .......................................... — 6,702,931 — 6,702,931
Netherlands ........................................... — 13,727,421 5,324,024 19,051,445
Spain ............................................... — 2,771,749 4,861,887 7,633,636
United Kingdom ........................................ — 8,256,723 17,055,454 25,312,177
United States .......................................... — 20,013,289 31,534,615 51,547,904
Foreign Agency Obligations ................................. — 4,178,612 — 4,178,612
Foreign Government Obligations .............................. — 164,717,473 — 164,717,473
Investment Companies .................................... 47,777,096 — — 47,777,096
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 991,269 — 991,269
Cayman Islands ........................................ — 1,811,888 — 1,811,888
United States .......................................... — 108,663,044 13,930,991 122,594,035
Other Interests .......................................... — — 6,222,503 6,222,503
Preferred Securities
Brazil ............................................... 1,694,964 — 6,553,591 8,248,555
China ............................................... — — 13,142,400 13,142,400
Germany ............................................ — 2,724,218 3,921,407 6,645,625
India ............................................... — — — —
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

Level 1 Level 2 Level 3 Total
Israel ............................................... $ — $ — $ 4,922,426 $ 4,922,426
Sweden ............................................. — — — —
United Kingdom ........................................ — — 3,160,132 3,160,132
United States .......................................... 4,922,932 2,390,394 66,006,619 73,319,945
U.S. Government Sponsored Agency Securities .................... — 82,758,131 — 82,758,131
U.S. Treasury Obligations ................................... — 68,333,913 — 68,333,913
Warrants .............................................. 22,465 1,657 1,192,454 1,216,576
Short-Term Securities
Foreign Government Obligations .............................. — 40,951,575 — 40,951,575
Money Market Funds ...................................... 363,046,857 — — 363,046,857
U.S. Treasury Obligations ................................... — 368,937 — 368,937
Options Purchased
Credit contracts .......................................... — 65,559 — 65,559
Equity contracts .......................................... 17,882,948 451,551 — 18,334,499
Foreign currency exchange contracts ........................... — 609,039 — 609,039
Interest rate contracts ...................................... 170,363 1,741,552 — 1,911,915
Other contracts .......................................... — 3,639 — 3,639
Liabilities
Investments
TBA Sale Commitments .................................... — (22,725,385) — (22,725,385)
Investment Sold Short
Common Stocks ......................................... (2,176,678) — — (2,176,678)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (9,472) (9,472)
$ 2,454,431,190 $ 1,897,947,991 $ 288,738,492 $ 4,641,117,673
Investments Valued at NAV
(b)
...................................... 8,539,616
$ 4,649,657,289
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 2,799,616 $ — $ 2,799,616
Equity contracts ........................................... 124,112 2,343,467 — 2,467,579
Foreign currency exchange contracts ............................ — 4,519,008 — 4,519,008
Interest rate contracts ....................................... 5,012,282 31,981,257 — 36,993,539
Other contracts ........................................... — 45,467 — 45,467
Liabilities
Credit contracts ........................................... — (512,514) — (512,514)
Equity contracts ........................................... (6,717,729) (1,427,356) — (8,145,085)
Foreign currency exchange contracts ............................ — (12,915,844) — (12,915,844)
Interest rate contracts ....................................... (4,665,104) (31,281,042) — (35,946,146)
$ (6,246,439) $ (4,447,941) $ — $ (10,694,380)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31,
2023 .................... $ 12,205,640 $ 25,177,548 $ 57,745,913 $ 7,693,976 $ 66,362,191 $ 14,105,709 $ 6,325,742 $ 99,073,801 $ (12,114) $ 613,042 $ 289,291,448
Transfers into Level 3 ........... — — — — 3,593,966 — — 1,906,990 — — 5,500,956
Transfers out of Level 3 .......... (4,250,882) — — — (8,552,852) — — — — — (12,803,734)
Accrued discounts/premiums ....... (274,673) — 114,428 9,521 41,771 28,286 — — — — (80,667)
Net realized gain (loss) .......... — (1,806,889) 186,165 — (59,298) 4,034 — 302 — (25,532) (1,701,218)
Net change in unrealized appreciation
(depreciation)
(a)
............. (55,067) 1,902,417 (5,242,162) 87,116 396,460 137,259 (103,239) (4,275,755) 2,642 604,944 (6,545,385)
Purchases ................... — — 20,659,488 364,085 6,277,575 — — 2,544,684 — — 29,845,832
Sales ...................... (2,185,468) (298,500) (5,378,307) — (5,018,721) (344,297) — (1,543,447) — — (14,768,740)
Closing balance, as of March 31, 2024
$ 5,439,550 $ 24,974,576 $ 68,085,525 $ 8,154,698 $ 63,041,092 $ 13,930,991
$ 6,222,503
$ 97,706,575 $ (9,472) $ 1,192,454 $ 288,738,492
Net change in unrealized appreciation
(depreciation) on investments still
held at March 31, 2024
(a)
.......
$ 164,148 $ 153,207 $ (5,457,632) $ 87,116 $ 306,197 $ 137,259
$ (103,239)
$ (4,275,755) $ 2,642 $ 604,944 $ (8,381,113)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $31,305,739. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 5,439,550 Income Discount Rate 8% —
Common Stocks ............................. 24,974,519 Market Revenue Multiple 1.40x - 14.00x 3.83x
Volatility 31% - 75% 37%
Time to Exit 0.8 - 5.3 years 1.4 years
EBITDA Multiple 12.89x —
Gross Profit Multiple 15.75x —
Corporate Bonds ............................. 60,249,394 Income Discount Rate 8% - 30% 13%
Estimated Recovery
Value
41% —
Market Revenue Multiple 4.25x —
Volatility 50% —
Fixed Rate Loan Interests ........................ 7,790,613 Income Discount Rate 7% - 13% 10%
Floating Rate Loan Interests ...................... 53,189,930 Income Discount Rate 7% - 14% 9%
Non-Agency Mortgage Backed Securities .............. 2,679,899 Income Discount Rate 10% —
Other Interests .............................. 6,222,503 Income Discount Rate 9% —
Preferred Stocks
(b)
............................ 95,693,892 Market Revenue Multiple 1.60x - 20.00x 11.13x
EBIDTAR Multiple 9.53x —
Volatility 31% - 88% 65%
Time to Exit 0.1 - 5.0 years 2.4 years
Market Adjustment
Multiple
1.00x - 1.30x 1.25x
Gross Profit Multiple 16.25x —
Direct Profit Multiple 4.50x —
Income Discount Rate 11% —
Warrants .................................. 1,192,453 Market Revenue Multiple 4.25x - 12.38x 6.55x
Volatility 60% - 88% 67%
Time to Exit 0.1 - 5.3 years 2.4 years
$ 257,432,753
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end March 31, 2024, the valuation technique for certain investments classified as Preferred Stocks used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Global Allocation V.I. Fund

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDI Crest Depository Interests
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate